Fidelity®

Asset Manager: Aggressive®

Semiannual Report

March 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Through the first quarter of 2002, prevailing market conditions generally paralleled the equity environment of 2001: Small-cap stocks continued to outperform large caps; value stocks performed better than growth stocks; and technology and telecommunications continued to be the weakest performing sectors of the market. That said, a number of equity indexes achieved positive gains for the quarter, while bond indexes were generally flat to down given concerns about possible interest rate hikes.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity ® Asset Manager: Aggressive ®	15.40%	-1.84%	17.46%
Fidelity Asset Manager: Aggressive Composite	9.37%	1.22%	-3.09%
S&P 500 ®	10.99%	0.24%	-7.33%
LB Aggregate Bond	0.14%	5.35%	20.39%
Flexible Portfolio Funds Average	7.06%	1.16%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 24, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Aggressive Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM  Index (S&P 500®) and the Lehman Brothers® Aggregate Bond Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 297 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Life of fund
Fidelity Asset Manager: Aggressive	-1.84%	6.60%
Fidelity Asset Manager: Aggressive Composite	1.22%	-1.24%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Aggressive® on September 24, 1999, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $11,746 - a 17.46% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have been $9,267 - a 7.33% decrease. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $12,039 - a 20.39% increase. You can also look at how the Fidelity Asset Manager: Aggressive Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, and the Lehman Brothers Aggregate Bond Index according to the fund's neutral mix, and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,691 - a 3.09% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 85% stocks and 15% bonds effective September 24, 1999.

Semiannual Report

Market Recap

After nearly two years of disappointing equity market performance, investors recouped some of their losses during the six-month period ending March 31, 2002. Further interest rate cuts by the Federal Reserve Board and emerging signs of an improving economy spawned hopes of higher corporate profitability. As a result, most major equity indexes bounced back sharply from their September 2001 lows. Meanwhile, as optimistic expectations brightened the outlook for equities, clouds drifted over the fixed-income markets.

Stocks: The equity markets faced an onslaught of disruptive events during the six-month period, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks that sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large shrugged them off, with many scooping up stocks at bargain prices. Additionally, as the period progressed, monthly economic data showed the sluggish economy had stabilized, and investors increasingly grew optimistic about a turnaround. As a result, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

Bonds: A volatile market environment left most bonds with flat returns over the past six months. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 0.14% during that time. Concerns about a weak economy and declining corporate profits - heightened by the shock of September 11 - exacerbated a flight to safety in high-quality Treasuries and government agencies. The Federal Reserve Board helped boost demand by aggressively reducing the fed funds rate three times during the period - in addition to eight other cuts in 2001 - to avoid a sustained recession. As signs of strength in the economy emerged late in the year, however, bond investors shifted away from government issues toward higher-yielding spread sectors, including corporate and mortgage securities. Growing confidence in an economic recovery further depressed Treasuries, as bond yields rose across the board during the first quarter of 2002 in anticipation of eventual Fed tightening. Investors' increased appetite for credit risk helped corporates overcome record levels of new issuance and the Enron-related fallout. Mortgages, meanwhile, benefited from reduced prepayment risk, as higher interest rates dramatically slowed refinancing activity. The Lehman Brothers Mortgage-Backed Securities and Credit Bond indexes returned 1.06% and 0.62%, respectively, while the Lehman Brothers U.S. Agency and Treasury indexes returned -0.51% and -1.61%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Asset Manager: Aggressive

Q. How did the fund perform, Dick?

A. It fared quite well. For the six months ending March 31, 2002, the fund returned 15.40%, outpacing the Fidelity Asset Manager: Aggressive Composite Index, which returned 9.37%. The fund also topped the flexible portfolio funds average tracked by Lipper Inc., which returned 7.06%. For the one-year period ending March 31, 2002, the fund returned -1.84%, while the Composite index and Lipper average returned 1.22% and 1.16%, respectively.

Q. What helped the fund beat its benchmarks during the past six months?

A. Strong stock picking was the primary contributor. Asset allocation, while generally neutral for the period at just under 85% in equities, also helped. The fund was modestly underweighted in equities relative to the index in the immediate aftermath of September 11. While this de-emphasis worked given the market's weakness at that time, my decision to become more aggressive and raise our equity weighting in the fourth quarter also helped, as stocks snapped back in anticipation of an economic recovery. We then benefited from assuming a more cautious stance heading into 2002 by scaling back on equities as valuations began to look stretched, given little-to-no improvement in company fundamentals and concerns about the Enron debacle. Raising our exposure to high-yield securities - which we felt were oversold amid the flight to quality in government bonds following 9/11 - also bolstered our allocation strategy. High-yield bonds rebounded strongly from their September lows, as economic and issuer levels improved. By focusing exclusively on high-yield securities rather than poorer-performing investment-grade bonds and cash, we widened our performance advantage over both the index and peer average.

Q. What drove the fund's equity holdings?

A. The equity portion of the fund handily beat the S&P 500 during the period. The fund's aggressive orientation served it well during the first half of the period, as growth stocks returned to favor. Bahaa Fam - who directed the fund's equity investments - tends to have a larger exposure to the more volatile stocks in growth-oriented sectors that he feels will perform well over an 18- to 24-month horizon. Feeling the stage was set for an economic recovery after 9/11, Bahaa raised his exposure to several smaller-sized companies with excellent long-term growth characteristics at very attractive prices. Technology hardware was his primary focus, most notably mid-cap semiconductor-related companies with a long history of cyclical improvement. Teradyne - an example of this group - was easily the fund's top contributor, followed by a handful of other chip stocks including Cypress Semiconductor, Fairchild Semiconductor and QLogic that bounced back sharply from their September lows anticipating an eventual pick-up in capital spending. He sold some of these stocks as they rallied to lock in profits. All told, the fund's tech holdings performed almost twice as well as the average tech stock in the S&P®. Similar performance was achieved by the fund's energy holdings. We purchased shares in a number of energy services and equipment providers not represented in the index, particularly oil and natural gas drillers that we felt were cheap given increased interest in domestic energy exploration. Nabors Industries, Noble Drilling and BJ Services were big winners for us.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other moves influenced performance?

A. Retailers also helped us, particularly our overweighting in Best Buy, which gained from a robust consumer electronics cycle. Switching to detractors, while we benefited from exiting early from some companies that experienced severe financial stress, including those with overly complex accounting structures, such as Enron and Tyco International, we weren't fully immune to the dramatic falloff in these stocks. Graphics-chip maker NVIDIA suffered from several factors, including questions from the Securities and Exchange Commission regarding the firm's accounting practices and an unsuccessful attempt to gain an important Intel product license.

Q. How did the fund's fixed-income investments fare?

A. While our fixed-income subportfolio outperformed the Lehman Brothers Aggregate Bond Index, the fund's high-yield holdings - managed by Matt Conti - had the most influence on returns. Since the fund's bond exposure was limited to high yield, the investment-grade portion - run by Charlie Morrison - was not utilized during the period. High-yield bonds, after suffering one of the worst monthly performances in their history in September, rallied strongly behind improved economic indicators, issuer fundamentals and overall credit quality, among other factors. Performance benefited from the high coupon income received during the period and from the capital appreciation of our investments. Matt extended his lead over the Lehman Brothers index by focusing on sectors that had big recoveries, namely hotels and airlines. Maintaining a higher-quality, income-focused structure in the fund also helped in a period of high default rates. Another key was boosting the fund's weighting in defensive areas such as cable television and homebuilding, which performed well, while shedding exposure to a weak telecommunications sector. Given its conservative nature, the strategic cash portion of the fund, managed by John Todd, did what it's designed to do - provide reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

A. There are more signs of stability in the economy today than there were earlier in the period. However, I'm concerned about near-term stock performance given the price risk if the economic recovery fails to solidify and corporate earnings don't improve. While I remain optimistic about high-yield securities given their attractive coupons and still-cheap relative valuations, I've become less positive of late given their recent strong performance.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments

Fund number: 347

Trading symbol: FAMRX

Start date: September 24, 1999

Size: as of March 31, 2002, more than $277 million

Manager: Richard Habermann, since inception; manager, Fidelity Asset Manager, Fidelity Asset Manager: Income and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1982; Fidelity Magellan Fund, 1972-
1977; joined Fidelity in 1968

3

Dick Habermann discusses a recovery in equities:

"I'm still looking for a catalyst to get equities back on track. It would be highly unusual for stocks to underperform bonds for a third straight year. In fact, if you look back at post-World War II history, excluding 2000-01, there was only one instance in which we had even back-to-back down years in the S&P 500. While the probability is slim for stocks to pull off a three-peat, it's not impossible. We're already seeing the factors driving economic growth in recent months begin to show signs of reversing. Among the key drivers were low interest rates, low energy prices and a huge mortgage-refinancing boom that has since ended. This reversal may, in fact, take some steam out of the once-resilient consumer, leaving corporations to pick up the slack by boosting capital expenditures. The problem is, corporations are still very cautious given uncertainty about earnings - the lifeblood of capital spending - and are thus unlikely to step in and fill the void. Exports, given a continued strong dollar, might not provide much help either. So, as the inventory correction nears an end in most sectors, particularly technology, there needs to be a resurgence in end demand from businesses to help grow earnings, strengthen the economy and power stock prices from today's still-lofty levels."

Note to shareholders: Effective April 1, 2002, Jeff Moore assumed responsibility for managing the fund's investment-grade bond subportfolio.

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Teradyne, Inc.	5.9	2.7
Nabors Industries, Inc.	4.6	0.3
Noble Drilling Corp.	4.4	0.0
Vishay Intertechnology, Inc.	4.3	2.5
ASML Holding NV (NY Shares)	4.1	0.0
Lowe's Companies, Inc.	4.0	0.6
MedImmune, Inc.	3.9	1.3
Best Buy Co., Inc.	3.9	1.6
IDEC Pharmaceuticals Corp.	3.9	1.4
Cypress Semiconductor Corp.	3.1	2.1
	42.1
Market Sectors as of March 31, 2002
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.9	15.3
Consumer Discretionary	13.9	12.4
Financials	11.7	12.9
Health Care	11.4	14.4
Energy	10.5	4.6
Consumer Staples	4.2	4.9
Telecommunication Services	4.1	6.3
Industrials	3.5	9.0
Materials	0.9	0.9
Utilities	0.0	1.3
Asset Allocation (% of fund's net assets)
As of March 31, 2002 *		As of September 30, 2001 **
	Stock Class 87.0%		Stock Class 82.0%
	Bond Class 11.4%		Bond Class 15.7%
	Short-term Class 1.6%		Short-term Class 2.3%
* Foreign investments	4.5%	** Foreign investments	5.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Household Durables - 1.9%
Ryland Group, Inc.	58,400	$ 5,267,680
Media - 2.3%
Comcast Corp. Class A (special) (a)	102,700	3,265,860
EchoStar Communications Corp. Class A (a)	36,000	1,019,520
Gemstar-TV Guide International, Inc. (a)	134,000	1,981,860
		6,267,240
Multiline Retail - 1.0%
Saks, Inc. (a)	24,300	319,545
Wal-Mart Stores, Inc.	40,300	2,469,987
		2,789,532
Specialty Retail - 7.9%
Best Buy Co., Inc. (a)	136,300	10,794,960
Lowe's Companies, Inc.	256,400	11,150,836
		21,945,796
Textiles & Apparel - 0.5%
Coach, Inc. (a)	27,400	1,389,454
TOTAL CONSUMER DISCRETIONARY		37,659,702
CONSUMER STAPLES - 4.2%
Beverages - 0.5%
The Coca-Cola Co.	25,900	1,353,534
Food & Drug Retailing - 0.1%
Rite Aid Corp. (a)	39,000	135,330
Personal Products - 1.9%
Gillette Co.	156,400	5,319,164
Tobacco - 1.7%
Philip Morris Companies, Inc.	91,300	4,808,771
TOTAL CONSUMER STAPLES		11,616,799
ENERGY - 10.5%
Energy Equipment & Services - 10.5%
BJ Services Co. (a)	66,500	2,292,255
ENSCO International, Inc.	55,300	1,666,742
Nabors Industries, Inc. (a)	300,400	12,691,900
Noble Drilling Corp. (a)	292,600	12,110,714
Weatherford International, Inc. (a)	6,070	289,114
		29,050,725
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 0.0%
Valero Energy Corp.	1,300	$ 64,376
TOTAL ENERGY		29,115,101
FINANCIALS - 11.7%
Banks - 4.6%
Bank of America Corp.	70,300	4,781,806
North Fork Bancorp, Inc.	118,400	4,210,304
Silicon Valley Bancshares (a)	122,600	3,708,650
		12,700,760
Diversified Financials - 5.4%
Bear Stearns Companies, Inc.	95,900	6,017,725
Charles Schwab Corp.	292,500	3,828,825
Lehman Brothers Holdings, Inc.	79,200	5,119,488
		14,966,038
Insurance - 1.7%
American International Group, Inc.	59,100	4,263,474
Brown & Brown, Inc.	18,700	587,180
		4,850,654
TOTAL FINANCIALS		32,517,452
HEALTH CARE - 11.4%
Biotechnology - 8.2%
IDEC Pharmaceuticals Corp. (a)	167,220	10,752,246
MedImmune, Inc. (a)	276,900	10,890,477
Millennium Pharmaceuticals, Inc. (a)	52,700	1,175,737
		22,818,460
Pharmaceuticals - 3.2%
Forest Laboratories, Inc. (a)	31,800	2,598,060
Johnson & Johnson	32,500	2,110,875
Mylan Laboratories, Inc.	75,000	2,209,500
Wyeth	28,500	1,871,025
		8,789,460
TOTAL HEALTH CARE		31,607,920
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 3.5%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	67,300	$ 3,875,134
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc. (a)	81,600	5,817,264
TOTAL INDUSTRIALS		9,692,398
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 2.0%
JDS Uniphase Corp. (a)	884,200	5,207,938
Polycom, Inc. (a)	14,200	349,320
		5,557,258
Electronic Equipment & Instruments - 5.8%
Agilent Technologies, Inc. (a)	120,700	4,219,672
Vishay Intertechnology, Inc. (a)	588,900	11,978,226
		16,197,898
Internet Software & Services - 0.1%
Overture Services, Inc. (a)	10,600	295,952
Semiconductor Equipment & Products - 17.7%
ASML Holding NV (NY Shares) (a)	446,400	11,325,168
Cypress Semiconductor Corp. (a)	368,800	8,482,400
LAM Research Corp. (a)	142,600	4,181,032
Lattice Semiconductor Corp. (a)	20,300	355,859
Micron Technology, Inc. (a)	73,600	2,421,440
NVIDIA Corp. (a)	133,300	5,913,188
Teradyne, Inc. (a)	412,600	16,268,811
		48,947,898
Software - 0.3%
Adobe Systems, Inc.	23,800	958,902
TOTAL INFORMATION TECHNOLOGY		71,957,908
MATERIALS - 0.9%
Containers & Packaging - 0.9%
Ball Corp.	50,606	2,389,615
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
ALLTEL Corp.	53,500	2,971,925
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Corp.	235,600	$ 3,698,920
SBC Communications, Inc.	128,900	4,826,016
		11,496,861
TOTAL COMMON STOCKS (Cost $218,694,911)		238,053,756
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc. Series M, $11.125 (Cost $815,983)	7,693	792,379
Corporate Bonds - 11.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1	$ 30,000	29,100
Nonconvertible Bonds - 11.7%
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	90,000	93,600
Delco Remy International, Inc. 11% 5/1/09	B2	110,000	99,000
Goodyear Tire & Rubber Co.:
6.625% 12/1/06	Baa3	50,000	47,250
7.857% 8/15/11	Baa3	120,000	116,400
8.5% 3/15/07	Baa3	30,000	30,300
Lear Corp. 8.11% 5/15/09	Ba1	75,000	77,250
			463,800
Hotels, Restaurants & Leisure - 1.1%
Alliance Gaming Corp. 10% 8/1/07	B3	40,000	42,100
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	165,000	164,175
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	60,000	62,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Capstar Hotel Co. 8.75% 8/15/07	Ba3	$ 10,000	$ 9,850
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	70,000	67,288
6.75% 7/15/03	Ba3	40,000	39,900
Coast Hotels & Casinos, Inc. 9.5% 4/1/09 (g)	B3	60,000	63,300
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B1	10,000	10,313
Domino's, Inc. 10.375% 1/15/09	B3	240,000	260,400
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	120,000	127,200
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	70,000	67,200
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	60,000	58,800
HMH Properties, Inc. 7.875% 8/1/05	Ba3	210,000	207,900
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	70,000	66,500
International Game Technology 7.875% 5/15/04	Ba1	95,000	97,850
ITT Corp.:
6.75% 11/15/05	Ba1	100,000	99,000
7.375% 11/15/15	Ba1	120,000	112,800
Mandalay Resort Group 10.25% 8/1/07	Ba3	170,000	184,025
Mirage Resorts, Inc.:
6.75% 8/1/07	Ba1	70,000	67,655
7.25% 10/15/06	Ba1	150,000	149,697
Mohegan Tribal Gaming Authority:
8% 4/1/12 (g)	Ba3	90,000	89,550
8.125% 1/1/06	Ba2	120,000	123,000
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	240,000	241,200
7.875% 3/15/10 (g)	Ba2	90,000	89,213
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09 (g)	B2	130,000	122,850
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	Ba3	90,000	91,575
yankee 8.625% 12/15/07	B2	10,000	10,150
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	90,000	93,375
8.875% 4/15/11	Ba1	110,000	116,600
			2,935,566
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.3%
D.R. Horton, Inc. 8% 2/1/09	Ba1	$ 100,000	$ 98,500
Juno Lighting, Inc. 11.875% 7/1/09	B3	70,000	73,150
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12 (g)	B2	130,000	126,425
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	70,000	71,925
Kinetic Concepts, Inc. 9.625% 11/1/07	B3	130,000	134,550
Lennar Corp. 9.95% 5/1/10	Ba1	120,000	133,800
Ryland Group, Inc. 9.75% 9/1/10	Ba2	50,000	54,250
WCI Communities, Inc. 10.625% 2/15/11	B1	100,000	108,000
			800,600
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (e)	B3	50,000	42,500
J. Crew Group, Inc. 0% 10/15/08 (e)	Caa3	140,000	88,200
			130,700
Leisure Equipment & Products - 0.1%
Hasbro, Inc.:
5.6% 11/1/05	Ba3	80,000	74,200
7.95% 3/15/03	Ba3	170,000	173,400
Hockey Co. 11.25% 4/15/09 (g)	B2	65,000	65,813
			313,413
Media - 1.9%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	100,000	91,000
9.25% 10/1/02	B2	105,000	101,850
10.25% 11/1/06	B2	170,000	154,700
10.5% 7/15/04	B2	145,000	140,650
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	20,000	19,900
9.875% 2/1/12 (g)	Caa3	110,000	110,550
American Media Operations, Inc.:
10.25% 5/1/09	B2	40,000	41,400
10.25% 5/1/09 (g)	B2	110,000	113,850
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	20,000	13,700
0% 5/15/11 (e)	B2	530,000	307,400
8.25% 4/1/07	B2	10,000	9,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
8.625% 4/1/09	B2	$ 255,000	$ 232,050
9.625% 11/15/09	B2	100,000	95,500
9.625% 11/15/09 (g)	B2	170,000	161,500
10.25% 1/15/10	B2	100,000	98,000
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	205,000	200,900
Corus Entertainment, Inc. 8.75% 3/1/12 (g)	B1	50,000	51,750
CSC Holdings, Inc.:
9.875% 4/1/23	BB-	100,000	106,000
10.5% 5/15/16	Ba3	275,000	305,250
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	40,000	41,100
9.25% 2/1/06	B1	25,000	25,625
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	30,000	30,338
Fox Family Worldwide, Inc.:
9.25% 11/1/07	Baa1	495,000	524,700
10.25% 11/1/07 (f)	Baa1	20,000	21,400
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	500,000	505,000
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06	B2	80,000	82,200
Granite Broadcasting Corp. 10.375% 5/15/05	Ca	20,000	18,400
K-III Communications Corp. 8.5% 2/1/06	B1	70,000	63,700
Lamar Media Corp. 9.25% 8/15/07	B1	80,000	83,600
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	340,000	329,800
Pegasus Satellite Communications, Inc. 12.375% 8/1/06	B3	140,000	98,000
PRIMEDIA, Inc. 8.875% 5/15/11	Ba3	70,000	62,300
Radio One, Inc. 8.875% 7/1/11	B3	145,000	152,250
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	110,000	115,500
Satelites Mexicanos SA de CV 6.38% 6/30/04 (g)(h)	B1	120,000	106,800
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (g)	B2	180,000	178,650
8.75% 12/15/07	B2	60,000	61,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Spanish Broadcasting System, Inc. 9.625% 11/1/09	B3	$ 70,000	$ 73,063
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	328,000	324,720
Yell Finance BV 10.75% 8/1/11	B2	120,000	129,600
			5,383,646
Multiline Retail - 0.3%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	50,000	49,000
6.39% 8/1/03	Ba1	120,000	118,200
6.43% 8/1/04	Ba1	30,000	29,325
6.875% 6/1/05	Ba1	20,000	19,200
7.375% 6/1/06	Ba1	20,000	19,400
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	60,000	58,800
6.5% 6/15/02	Ba2	110,000	109,450
6.9% 8/15/26	Ba2	160,000	153,600
7.25% 4/1/02	Ba2	35,000	34,825
7.95% 4/1/17	Ba2	30,000	25,200
Saks, Inc.:
7.25% 12/1/04	B1	20,000	19,750
9.875% 10/1/11	B1	125,000	129,688
			766,438
Specialty Retail - 0.3%
AutoNation, Inc. 9% 8/1/08	Ba2	60,000	63,150
Gap, Inc.:
5.625% 5/1/03	Ba3	230,000	223,100
8.15% 12/15/05 (f)(g)	Ba3	140,000	135,100
8.8% 12/15/08 (f)(g)	Ba3	60,000	58,200
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	120,000	127,800
Office Depot, Inc. 10% 7/15/08	Ba1	90,000	99,900
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	50,000	51,250
United Rentals, Inc.:
8.8% 8/15/08	B2	50,000	50,500
9% 4/1/09	B2	20,000	20,400
9.25% 1/15/09	B2	110,000	113,025
			942,425
Textiles & Apparel - 0.2%
Levi Strauss & Co. 6.8% 11/1/03	B2	270,000	263,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
The William Carter Co. 10.875% 8/15/11	B3	$ 90,000	$ 96,525
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	170,000	168,725
			528,500
TOTAL CONSUMER DISCRETIONARY			12,265,088
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	Ba2	70,000	74,025
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	120,000	122,400
Cott Beverages, Inc. 8% 12/15/11 (g)	B2	90,000	91,125
			287,550
Food & Drug Retailing - 0.1%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	B2	60,000	59,775
9.125% 12/15/11	B2	70,000	73,150
Pathmark Stores, Inc. 8.75% 2/1/12 (g)	B2	50,000	51,750
			184,675
Food Products - 0.1%
Dean Foods Co.:
6.75% 6/15/05	B1	90,000	90,000
6.9% 10/15/17	B1	160,000	136,000
8.15% 8/1/07	B1	130,000	130,650
Del Monte Corp. 9.25% 5/15/11	B3	20,000	21,000
			377,650
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	Baa3	30,000	28,050
TOTAL CONSUMER STAPLES			877,925
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	125,000	127,500
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	100,000	104,000
Key Energy Services, Inc.:
8.375% 3/1/08	Ba3	40,000	41,000
Series B, 8.375% 3/1/08	Ba3	160,000	164,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. 9.75% 11/15/06	B1	$ 110,000	$ 112,750
			549,250
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	220,000	222,200
8.125% 4/1/11	B1	460,000	461,150
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	50,000	52,500
9.25% 4/1/07	Ba3	115,000	120,750
Forest Oil Corp. 8% 6/15/08	Ba3	85,000	87,338
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	40,000	41,800
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	10,000	10,250
9.4% 12/1/02 (f)	Ba2	20,000	20,400
10% 11/1/08 (g)	Ba3	170,000	197,200
Plains Resources, Inc. 10.25% 3/15/06	B2	10,000	10,350
Pogo Producing Co. 8.25% 4/15/11	B1	130,000	135,850
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB	50,000	54,625
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	50,000	54,625
			1,469,038
TOTAL ENERGY			2,018,288
FINANCIALS - 1.0%
Banks - 0.1%
Capital One Bank 6.7% 5/15/08	Baa2	20,000	21,038
Sovereign Bancorp, Inc.:
8.625% 3/15/04	Ba2	300,000	309,750
10.5% 11/15/06	Ba2	70,000	76,650
			407,438
Diversified Financials - 0.5%
Armkel Finance, Inc. 9.5% 8/15/09	B2	70,000	74,900
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	170,000	175,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Capital One Financial Corp.:
7.25% 12/1/03	Baa3	$ 20,000	$ 19,800
7.25% 5/1/06	Baa3	70,000	65,800
8.75% 2/1/07	Baa3	20,000	19,800
Continental Airlines, Inc.:
pass thru trust certificate:
6.795% 8/2/18	Baa3	19,803	18,326
7.256% 9/15/21	Baa1	17,699	17,108
6.9% 1/2/17	Baa3	38,102	35,085
Dana Credit Corp. 7.25% 12/6/02 (g)	Ba3	100,000	98,250
Delta Air Lines, Inc. pass thru trust certificate 7.92% 5/18/12	A3	50,000	49,290
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	75,000	77,250
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	30,000	29,850
GS Escrow Corp. 7% 8/1/03	Ba1	115,000	116,157
IOS Capital, Inc. 9.75% 6/15/04	Baa2	110,000	111,100
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	B2	160,000	177,600
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	20,000	19,600
Qwest Capital Funding, Inc. 5.875% 8/3/04	Baa3	110,000	93,687
SESI LLC 8.875% 5/15/11	B1	100,000	100,000
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	15,000	16,275
U.S. West Capital Funding, Inc. 6.25% 7/15/05	Baa3	110,000	94,973
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	100,000	98,000
			1,507,951
Real Estate - 0.4%
iStar Financial, Inc. 8.75% 8/15/08	Ba1	125,000	125,625
LNR Property Corp.:
9.375% 3/15/08	Ba3	55,000	55,550
10.5% 1/15/09	Ba3	30,000	31,500
Meditrust Corp.:
7% 8/15/07	Ba3	40,000	37,800
7.82% 9/10/26	Ba3	315,000	315,000
MeriStar Hospitality Corp. 9% 1/15/08	Ba3	130,000	132,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	$ 130,000	$ 134,550
Toll Corp. 8.25% 12/1/11	Ba2	140,000	140,700
			973,325
TOTAL FINANCIALS			2,888,714
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.7%
AdvancePCS 8.5% 4/1/08	B1	175,000	185,500
Alderwoods Group, Inc.:
11% 1/2/07	-	40,000	40,400
12.25% 1/2/09	-	25,000	26,969
Beverly Enterprises, Inc.:
9% 2/15/06	B1	10,000	9,950
9.625% 4/15/09	B1	20,000	20,500
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	165,000	166,650
DaVita, Inc. 9.25% 4/15/11	B2	70,000	81,900
Dynacare, Inc. yankee 10.75% 1/15/06	B2	20,000	20,700
Express Scripts, Inc. 9.625% 6/15/09	Ba1	30,000	33,000
Hanger Orthopedic Group, Inc. 10.375% 2/15/09 (g)	B2	40,000	42,000
HCA, Inc.:
7.875% 2/1/11	Ba1	15,000	15,563
8.75% 9/1/10	Ba1	85,000	92,225
HealthSouth Corp. 6.875% 6/15/05	Ba1	60,000	59,700
Owen & Minor, Inc. 8.5% 7/15/11	Ba3	70,000	73,150
Rotech Healthcare, Inc. 9.5% 4/1/12 (g)	B2	40,000	41,300
Service Corp. International (SCI):
6% 12/15/05	B1	90,000	82,350
6.3% 3/15/03	B1	130,000	124,800
7.2% 6/1/06	B1	130,000	122,850
7.375% 4/15/04	B1	310,000	305,350
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	95,000	105,925
Triad Hospitals, Inc. 8.75% 5/1/09	B1	150,000	159,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	130,000	137,150
			1,946,932
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	$ 100,000	$ 100,000
Biovail Corp. 7.875% 4/1/10	B2	65,000	64,594
			164,594
TOTAL HEALTH CARE			2,111,526
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	130,000	137,800
BE Aerospace, Inc.:
8% 3/1/08	B3	30,000	27,600
9.5% 11/1/08	B1	60,000	56,400
Sequa Corp. 8.875% 4/1/08	Ba3	75,000	72,000
			293,800
Airlines - 0.3%
AMR Corp. 9% 8/1/12	B1	30,000	29,100
Continental Airlines, Inc. 8% 12/15/05	B3	160,000	150,800
Delta Air Lines, Inc.:
6.65% 3/15/04	Ba3	70,000	67,900
7.7% 12/15/05	Ba3	110,000	106,150
7.9% 12/15/09	Ba3	70,000	66,500
8.3% 12/15/29	Ba3	50,000	42,500
Northwest Airlines, Inc.:
7.625% 3/15/05	B2	50,000	47,000
8.375% 3/15/04	B2	50,000	48,000
8.52% 4/7/04	B2	10,000	9,625
8.875% 6/1/06	B2	20,000	19,100
9.875% 3/15/07	B2	90,000	88,425
United Air Lines, Inc.:
9% 12/15/03	Caa1	50,000	41,750
10.67% 5/1/04	Caa1	10,000	7,700
			724,550
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	145,000	145,000
8.5% 12/1/08 (g)	Ba3	220,000	220,000
10% 8/1/09	B2	105,000	107,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	$ 25,000	$ 22,750
Coinmach Corp. 9% 2/1/10 (g)	B2	100,000	103,500
Iron Mountain, Inc.:
8.625% 4/1/13	B2	140,000	144,900
8.75% 9/30/09	B2	75,000	77,625
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	60,000	61,800
			882,675
Machinery - 0.2%
AGCO Corp. 9.5% 5/1/08	Ba3	100,000	108,000
Dresser, Inc. 9.375% 4/15/11 (g)	B2	130,000	133,900
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	160,000	163,200
Joy Global, Inc. 8.75% 3/15/12 (g)	B2	30,000	30,900
Navistar International Corp. 9.375% 6/1/06	Ba1	40,000	42,200
Terex Corp. 8.875% 4/1/08	B2	110,000	112,200
			590,400
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	270,000	283,500
Road & Rail - 0.1%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	70,000	75,600
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	165,000	153,863
10.25% 6/15/07	B1	30,000	28,200
Williams Scotsman, Inc. 9.875% 6/1/07 (g)	B3	110,000	110,963
			368,626
TOTAL INDUSTRIALS			3,143,551
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Avaya, Inc. 11.125% 4/1/09	Ba2	90,000	88,200
Crown Castle International Corp.:
9.375% 8/1/11	B3	270,000	226,800
9.5% 8/1/11	B3	45,000	37,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Crown Castle International Corp.: - continued
10.75% 8/1/11	B3	$ 30,000	$ 26,700
L-3 Communications Corp. 8% 8/1/08	Ba3	75,000	77,250
			456,750
Electronic Equipment & Instruments - 0.2%
Fisher Scientific International, Inc. 9% 2/1/08	B3	125,000	129,688
Flextronics International Ltd. yankee 8.75% 10/15/07	Ba2	105,000	107,100
Ingram Micro, Inc. 9.875% 8/15/08	Ba2	130,000	137,150
Solectron Corp. 9.625% 2/15/09	Ba1	70,000	69,475
			443,413
IT Consulting & Services - 0.1%
Unisys Corp. 8.125% 6/1/06	Ba1	180,000	183,600
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	100,000	103,500
Semiconductor Equipment & Products - 0.1%
Amkor Technology, Inc.:
9.25% 5/1/06	B1	160,000	158,800
9.25% 2/15/08	B1	70,000	68,950
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	100,000	106,750
			334,500
TOTAL INFORMATION TECHNOLOGY			1,521,763
MATERIALS - 1.3%
Chemicals - 0.4%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	55,000	56,100
Georgia Gulf Corp. 10.375% 11/1/07	B2	125,000	132,500
Huntsman International LLC 9.875% 3/1/09 (g)	B3	80,000	81,200
IMC Global, Inc.:
10.875% 6/1/08	Ba1	30,000	33,150
11.25% 6/1/11	Ba1	30,000	33,150
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	70,000	71,225
9.875% 5/1/07	Ba3	100,000	102,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Methanex Corp. yankee 7.75% 8/15/05	Ba1	$ 130,000	$ 127,400
OM Group, Inc. 9.25% 12/15/11 (g)	B3	180,000	188,550
Quaker State Corp. 6.625% 10/15/05	Ba2	130,000	133,575
			958,850
Containers & Packaging - 0.4%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	150,000	159,000
Graphic Packaging Corp. 8.625% 2/15/12 (g)	B2	30,000	31,050
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	150,000	152,625
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	40,000	38,600
7.35% 5/15/08	B3	10,000	9,175
7.5% 5/15/10	B3	20,000	18,000
7.8% 5/15/18	B3	180,000	148,950
7.85% 5/15/04	B3	40,000	38,900
Riverwood International Corp.:
10.25% 4/1/06	B-	150,000	155,250
10.875% 4/1/08	Caa1	90,000	93,375
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	300,000	279,000
8.75% 7/1/08 (g)	Baa3	50,000	51,500
			1,175,425
Metals & Mining - 0.4%
AK Steel Corp.:
7.875% 2/15/09	B1	115,000	115,000
9.125% 12/15/06	B1	15,000	15,525
Century Aluminum Co. 11.75% 4/15/08	Ba3	40,000	42,400
Luscar Coal Ltd. 9.75% 10/15/11 (g)	Ba3	60,000	64,500
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	385,000	410,988
Phelps Dodge Corp.:
7.125% 11/1/27	Baa3	80,000	58,400
8.75% 6/1/11	Baa3	120,000	119,400
9.5% 6/1/31	Baa3	110,000	104,500
Steel Dynamics, Inc. 9.5% 3/15/09 (g)	B2	50,000	51,500
			982,213
Paper & Forest Products - 0.1%
Container Corp. of America 9.75% 4/1/03	B2	29,000	29,870
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Group:
7.5% 5/15/06	Baa3	$ 20,000	$ 19,550
8.125% 5/15/11	Baa3	40,000	39,200
8.875% 5/15/31	Baa3	60,000	55,800
Louisiana-Pacific Corp.:
8.5% 8/15/05	Ba1	40,000	41,200
10.875% 11/15/08	Ba2	30,000	32,100
Stone Container Corp. 9.75% 2/1/11	B2	105,000	113,400
			331,120
TOTAL MATERIALS			3,447,608
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	195,000	105,300
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Ba1	250,000	168,750
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	110,000	118,250
Price Communications Wireless, Inc.:
9.125% 12/15/06	Baa2	200,000	208,000
11.75% 7/15/07	Baa3	120,000	128,100
Tritel PCS, Inc. 10.375% 1/15/11	B3	90,000	100,800
Triton PCS, Inc. 9.375% 2/1/11	B3	105,000	101,850
			931,050
Wireless Telecommunication Services - 0.5%
American Tower Corp. 9.375% 2/1/09	B3	90,000	66,600
Echostar Broadband Corp. 10.375% 10/1/07	B1	555,000	595,238
Nextel Communications, Inc. 0% 10/31/07 (e)	B1	380,000	237,500
PanAmSat Corp.:
6% 1/15/03	Ba2	20,000	19,900
6.125% 1/15/05	Ba2	70,000	68,600
6.375% 1/15/08	Ba2	90,000	87,300
8.5% 2/1/12 (g)	Ba3	60,000	59,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	$ 134,000	$ 112,560
10.375% 11/15/09	Baa1	84,000	91,560
			1,338,958
TOTAL TELECOMMUNICATION SERVICES			2,270,008
UTILITIES - 0.7%
Electric Utilities - 0.7%
CMS Energy Corp.:
7.5% 1/15/09	Ba3	10,000	9,850
8.375% 7/1/03	Ba3	170,000	171,700
8.9% 7/15/08	Ba3	140,000	145,600
9.875% 10/15/07	Ba3	237,000	257,145
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	325,000	378,625
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	158,400
6.25% 3/1/04	B3	285,000	282,150
7.375% 11/1/05 (d)(g)	Caa2	130,000	142,350
Southern California Edison Co.:
5.625% 10/1/02	Ba2	40,000	39,600
6.25% 6/15/03	Ba2	20,000	19,600
8.95% 11/3/03	Ba3	200,000	204,000
			1,809,020
TOTAL NONCONVERTIBLE BONDS			32,353,491
TOTAL CORPORATE BONDS (Cost $31,716,614)			32,382,591
Asset-Backed Securities - 0.0%

Northwest Airlines pass thru trust certificate 9.179% 10/1/11 (Cost $20,955)	Ba2	25,789	24,242
Money Market Funds - 5.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.86% (c)	4,604,740	$ 4,604,740
Fidelity Securities Lending Cash Central Fund, 1.87% (c)	10,866,042	10,866,042
TOTAL MONEY MARKET FUNDS (Cost $15,470,782)		15,470,782
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02 (Cost $34,000)	$ 34,005	34,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $266,753,245)		286,757,750
NET OTHER ASSETS - (3.4)%		(9,409,689)
NET ASSETS - 100%		$ 277,348,061

Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,230,177 or 1.5% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.2%
Baa	0.9%	BBB	1.3%
Ba	4.2%	BB	4.2%
B	5.7%	B	4.9%
Caa	0.3%	CCC	0.5%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $370,749,186 and $397,139,144, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25,433 for the period.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $268,109,775. Net unrealized appreciation aggregated $18,647,975, of which $30,222,065 related to appreciated investment securities and $11,574,090 related to depreciated investment securities.

At September 30, 2001, the fund had a capital loss carryforward of approximately $152,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $131,331,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,200,732 and repurchase agreements of $34,000)(cost $266,753,245) - See accompanying schedule		$ 286,757,750
Cash		338
Receivable for investments sold		7,830,938
Receivable for fund shares sold		135,837
Dividends receivable		110,902
Interest receivable		799,561
Other receivables		2,541
Total assets		295,637,867
Liabilities
Payable for investments purchased	$ 6,759,306
Payable for fund shares redeemed	465,067
Accrued management fee	134,885
Other payables and accrued expenses	64,506
Collateral on securities loaned, at value	10,866,042
Total liabilities		18,289,806
Net Assets		$ 277,348,061
Net Assets consist of:
Paid in capital		$ 410,779,016
Undistributed net investment income		174,344
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(153,609,798)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,004,499
Net Assets, for 25,632,336 shares outstanding		$ 277,348,061
Net Asset Value, offering price and redemption price per share ($277,348,061 ÷ 25,632,336 shares)		$ 10.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Dividends		$ 567,818
Interest		1,840,819
Security lending		6,058
Total income		2,414,695
Expenses
Management fee	$ 806,946
Transfer agent fees	402,987
Accounting and security lending fees	51,458
Non-interested trustees' compensation	460
Custodian fees and expenses	17,605
Audit	13,617
Legal	1,192
Miscellaneous	12,489
Total expenses before reductions	1,306,754
Expense reductions	(75,222)	1,231,532
Net investment income (loss)		1,183,163
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(20,631,174)
Foreign currency transactions	(8,187)
Futures contracts	347,408
Total net realized gain (loss)		(20,291,953)
Change in net unrealized appreciation (depreciation) on: Investment securities	58,505,920
Assets and liabilities in foreign currencies	160
Total change in net unrealized appreciation (depreciation)		58,506,080
Net gain (loss)		38,214,127
Net increase (decrease) in net assets resulting from operations		$ 39,397,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,183,163	$ 6,386,386
Net realized gain (loss)	(20,291,953)	(130,131,309)
Change in net unrealized appreciation (depreciation)	58,506,080	(44,978,534)
Net increase (decrease) in net assets resulting from operations	39,397,290	(168,723,457)
Distributions to shareholders from net investment income	(5,795,162)	(4,182,506)
Distributions to shareholders from net realized gain	-	(19,297,262)
Total distributions	(5,795,162)	(23,479,768)
Share transactions Net proceeds from sales of shares	31,714,883	268,634,415
Reinvestment of distributions	5,616,534	22,867,308
Cost of shares redeemed	(57,902,520)	(400,239,892)
Net increase (decrease) in net assets resulting from share transactions	(20,571,103)	(108,738,169)
Total increase (decrease) in net assets	13,031,025	(300,941,394)
Net Assets
Beginning of period	264,317,036	565,258,430
End of period (including undistributed net investment income of $174,344 and undistributed net investment income of $4,823,338, respectively)	$ 277,348,061	$ 264,317,036
Other Information Shares
Sold	3,007,795	20,320,180
Issued in reinvestment of distributions	527,374	1,783,719
Redeemed	(5,526,107)	(31,385,745)
Net increase (decrease)	(1,990,938)	(9,281,846)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 15.32	$ 10.22	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.20	.19	.01
Net realized and unrealized gain (loss)	1.43	(5.22)	4.98	.21
Total from investment operations	1.47	(5.02)	5.17	.22
Distributions from net investment income	(.22)	(.13)	(.02)	-
Distributions from net realized gain	-	(.60)	(.05)	-
Total distributions	(.22)	(.73)	(.07)	-
Net asset value, end of period	$ 10.82	$ 9.57	$ 15.32	$ 10.22
Total Return B, C	15.40%	(33.98)%	50.84%	2.20%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	.89%	.96%	57.49% A
Expenses net of voluntary waivers, if any	.94% A	.89%	.96%	1.20% A
Expenses net of all reductions	.89% A	.85%	.90%	1.20% A
Net investment income (loss)	.85% A	1.55%	1.32%	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,348	$ 264,317	$ 565,258	$ 3,065
Portfolio turnover rate	280% A	255%	338%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 1999 (commencement of operations) to September 30, 1999.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $212,966 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on October 1, 2001.

Semiannual Report

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $108,183 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $75,222 of the fund's expenses.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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Fidelity®

Asset Manager: Growth®

Semiannual Report

March 31, 2002

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Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Through the first quarter of 2002, prevailing market conditions generally paralleled the equity environment of 2001: Small-cap stocks continued to outperform large caps; value stocks performed better than growth stocks; and technology and telecommunications continued to be the weakest performing sectors of the market. That said, a number of equity indexes achieved positive gains for the quarter, while bond indexes were generally flat to down given concerns about possible interest rate hikes.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Asset Manager: Growth ®	10.43%	2.80%	53.29%	189.12%
Fidelity Asset Manager: Growth Composite	7.80%	2.01%	58.42%	192.80%
S&P 500 ®	10.99%	0.24%	62.35%	247.31%
LB Aggregate Bond	0.14%	5.35%	44.02%	103.82%
LB 3 Month T-Bill	1.08%	3.33%	28.26%	59.31%
Flexible Portfolio Funds Average	7.06%	1.16%	44.54%	145.33%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Growth Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM  Index®, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 297 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager: Growth	2.80%	8.92%	11.20%
Fidelity Asset Manager: Growth Composite	2.01%	9.64%	11.34%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Growth® Fund on March 31, 1992. As the chart shows, by March 31, 2002, the value of the investment would have grown to $28,912 - a 189.12% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $34,731 - a 247.31% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,382 - a 103.82% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,280 - a 192.80% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 70% stocks, 25% bonds and 5% short-term/money market instruments effective January 1, 1997; 65%, 30% and 5%, respectively, prior to January 1, 1997.

Semiannual Report

Market Recap

After nearly two years of disappointing equity market performance, investors recouped some of their losses during the six-month period ending March 31, 2002. Further interest rate cuts by the Federal Reserve Board and emerging signs of an improving economy spawned hopes of higher corporate profitability. As a result, most major equity indexes bounced back sharply from their September 2001 lows. Meanwhile, as optimistic expectations brightened the outlook for equities, clouds drifted over the fixed-income markets.

Stocks: The equity markets faced an onslaught of disruptive events during the six-month period, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks that sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large shrugged them off, with many scooping up stocks at bargain prices. Additionally, as the period progressed, monthly economic data showed the sluggish economy had stabilized, and investors increasingly grew optimistic about a turnaround. As a result, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

Bonds: A volatile market environment left most bonds with flat returns over the past six months. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 0.14% during that time. Concerns about a weak economy and declining corporate profits - heightened by the shock of September 11 - exacerbated a flight to safety in high-quality Treasuries and government agencies. The Federal Reserve Board helped boost demand by aggressively reducing the fed funds rate three times during the period - in addition to eight other cuts in 2001 - to avoid a sustained recession. As signs of strength in the economy emerged late in the year, however, bond investors shifted away from government issues toward higher-yielding spread sectors, including corporate and mortgage securities. Growing confidence in an economic recovery further depressed Treasuries, as bond yields rose across the board during the first quarter of 2002 in anticipation of eventual Fed tightening. Investors' increased appetite for credit risk helped corporates overcome record levels of new issuance and the Enron-related fallout. Mortgages, meanwhile, benefited from reduced prepayment risk, as higher interest rates dramatically slowed refinancing activity. The Lehman Brothers Mortgage-Backed Securities and Credit Bond indexes returned 1.06% and 0.62%, respectively, while the Lehman Brothers U.S. Agency and Treasury indexes returned -0.51% and -1.61%, respectively.

Semiannual Report

(Portfolio Manager photograph)
Fund Talk: The Manager's Overview

An interview with Richard Habermann, Portfolio Manager of Asset Manager: Growth

Q. How did the fund perform, Dick?

A. It fared well. For the six months ending March 31, 2002, the fund returned 10.43%, topping the Fidelity Asset Manager: Growth Composite Index, which returned 7.80%. The fund also outpaced the flexible portfolio funds average monitored by Lipper Inc., which returned 7.06%. For the one-year period ending March 31, 2002, the fund returned 2.80%, while the Composite index and Lipper average returned 2.01% and 1.16%, respectively.

Q. What influence did your asset-allocation decisions have on fund results during the six-month period?

A. A bias toward equities paid off relative to the index, as stocks outpaced most other asset classes during the past six months. Our average exposure during the period was just over 71%, compared to 70% in a neutral weighting. Becoming more aggressive in the fourth quarter helped - as did strong security selection - as stocks snapped back in anticipation of an economic recovery. We then benefited from assuming a more cautious stance heading into 2002 by scaling back on equities as valuations began to look stretched, given little-to-no improvement in company fundamentals and concerns about the Enron debacle. Raising our exposure to high-yield securities - which we felt were oversold amid the flight to quality in government bonds following September 11 - also was a plus. High-yield bonds rebounded strongly from their September lows as economic and issuer levels improved. By emphasizing high-yield rather than poorer-performing investment-grade bonds and cash, we widened our performance advantage over both the index and peer average.

Q. How would you describe the performance of the fund's equity subportfolio?

A. The equity portion of the fund beat the S&P 500 by a respectable margin. Charles Mangum, who directed the fund's equity investments, deserves credit for finding and exploiting value opportunities in the market. While sector positioning was critical to his success, so was stock picking, as several high-profile companies disappointed on earnings and/or experienced severe financial stress. Charles' pursuit of growth at a reasonable price worked well, as he added exposure to high-quality names within such volatile sectors as technology that were badly beaten down coming out of 9/11. Within tech, the fund benefited most from Charles' focus on more established and stable companies that he felt would rebound faster than the more aggressive, debt-burdened companies. Sizable positions in large-caps Micron Technology, Dell and Microsoft helped quite a bit, as did taking profits on smaller-sized stocks, such as Network Associates, that had performed well but became expensive late in 2001. Other cyclical plays that helped us during the fourth quarter included energy services stocks such as BJ Services, and media holdings such as Clear Channel Communications. Additionally, Charles added to positions in a handful of attractively priced consumer staples stocks, including Coca-Cola, which - due to their defensive nature - fared well during the second half of the period as the prospects for a vigorous economic recovery waned.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What moves dampened returns?

A. The fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth surrogate for tech stocks failed us during the period. In finance, we benefited from emphasizing banks and some of the more aggressive brokerage-related names, but gave a lot back by overweighting defensive holdings such as Fannie Mae and Freddie Mac, which lagged the market.

Q. What drove the fixed-income portion of the fund?

A. While each component of our fixed-income subportfolio outperformed the Lehman Brothers Aggregate Bond Index, the fund's high-yield holdings - managed by Matt Conti - had the most influence on subportfolio returns. After suffering one of the worst monthly performances in their history in September, high-yield bonds rallied strongly behind improved economic indicators, issuer fundamentals and overall credit quality, among other factors. Performance benefited from the high coupon income received during the period and from the capital appreciation on our investments. Matt extended his lead over the Lehman Brothers index by focusing on sectors that had big recoveries, namely hotels and airlines. Maintaining a higher-quality, income-focused structure in the fund also helped in a period of high default rates.

Q. What about the fund's investment-grade bond and short-term/money market investments?

A. The fund's investment-grade holdings, managed by Charlie Morrison, benefited from emphasizing the spread sectors, particularly corporate and mortgage securities, which performed well in a steepening yield curve environment as investors sought out higher-yielding alternatives to government bonds. Favorable sector selection drove performance within corporates, as did strong security selection, which helped us avoid several prominent issuers that collapsed as a result of the Enron-related fallout. Within mortgages, we focused on securities less susceptible to being prepaid, which helped amid the massive refinancing wave in the fall. Finally, given its conservative nature, the strategic cash portion of the fund, managed by John Todd, did what it's designed to do - provide reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

A. There are more signs of stability in the economy today than there were earlier in the period. However, I'm concerned about near-term stock performance given the price risk if the economic recovery fails to solidify and corporate earnings don't improve. While I remain optimistic about high-yield securities given their attractive

Semiannual Report

coupons and still-cheap relative valuations, I've become less positive of late given their recent strong performance.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: maximum total return over the long term through investing in stocks, bonds and short-term and money market instruments

Fund number: 321

Trading symbol: FASGX

Start date: December 30, 1991

Size: as of March 31, 2002, more than $4.1 billion

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager and Fidelity Asset Manager: Income, since 1996; Fidelity Trend Fund, 1977-1982; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann discusses a recovery in equities:

"I'm still looking for a catalyst to get equities back on track. It would be highly unusual for stocks to underperform bonds for a third straight year. Moreover, if you look back at post-World War II history, excluding 2000-01, there was only one instance in which we even had back-to-back down years in the S&P 500. While the probability is slim for stocks to pull off a three-peat, it's not impossible. We're already seeing the factors driving economic growth in recent months begin to show signs of reversing. Among the key drivers were low interest rates, low energy prices and a huge mortgage-refinancing boom that has since ended. This reversal may, in fact, take some steam out of the once-resilient consumer, leaving corporations to pick up the slack by boosting capital expenditures. The problem is, corporations are still very cautious given uncertainty about earnings - the lifeblood of capital spending - and are thus unlikely to step in and fill the void. Exports, given a continued strong dollar, might not provide much help either. So, as the inventory correction nears an end in most sectors, particularly technology, there needs to be a resurgence in end demand from businesses to help grow earnings, strengthen the economy and power stock prices from today's still-lofty levels."

Note to shareholders: Effective April 1, 2002, Jeff Moore assumed responsibility for managing the fund's investment-grade bond subportfolio.

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	5.1	4.7
Clear Channel Communications, Inc.	3.4	3.2
General Electric Co.	3.2	2.3
Fannie Mae	3.1	1.5
Bristol-Myers Squibb Co.	3.0	3.9
American International Group, Inc.	2.6	1.0
Citigroup, Inc.	2.4	2.6
Microsoft Corp.	2.1	2.2
The Coca-Cola Co.	2.0	0.8
Philip Morris Companies, Inc.	1.8	1.7
	28.7
Market Sectors as of March 31, 2002
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.9	15.8
Health Care	13.2	12.6
Consumer Discretionary	8.4	6.5
Information Technology	7.9	9.9
Consumer Staples	7.6	5.6
Industrials	6.8	7.3
Telecommunication Services	4.7	4.7
Energy	3.5	4.0
Utilities	0.6	0.1
Materials	0.5	1.4
Asset Allocation (% of fund's net assets)
As of March 31, 2002 *		As of September 30, 2001**
	Stock class 68.8%		Stock class, and equity futures 71.3%
	Bond class 29.6%		Bond class 23.4%
	Short-term class 1.6%		Short-term class 5.3%
* Foreign investments	2.3%	** Foreign investments	2.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
Dana Corp.	187,800	$ 4,032
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	438,800	12,177
Household Durables - 0.3%
Centex Corp.	65,100	3,381
KB Home	73,800	3,203
Leggett & Platt, Inc.	113,300	2,810
Pulte Homes, Inc.	42,200	2,019
		11,413
Media - 4.9%
AOL Time Warner, Inc. (a)	2,432,950	57,539
Clear Channel Communications, Inc. (a)	2,748,809	141,316
Comcast Corp. Class A (special) (a)	159,500	5,072
Viacom, Inc. Class B (non-vtg.) (a)	48,600	2,351
		206,278
Multiline Retail - 0.8%
Costco Wholesale Corp. (a)	178,300	7,100
Federated Department Stores, Inc. (a)	307,000	12,541
Target Corp.	297,200	12,815
		32,456
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A (a)	122,000	3,758
Gap, Inc.	167,300	2,516
Home Depot, Inc.	537,600	26,133
Lowe's Companies, Inc.	583,700	25,385
The Limited, Inc.	360,910	6,460
		64,252
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	5,556	107
TOTAL CONSUMER DISCRETIONARY		330,715
CONSUMER STAPLES - 7.6%
Beverages - 2.8%
PepsiCo, Inc.	625,805	32,229
The Coca-Cola Co.	1,639,550	85,683
		117,912
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.9%
Albertson's, Inc.	767,200	$ 25,425
CVS Corp.	1,119,900	38,446
Safeway, Inc. (a)	292,500	13,168
		77,039
Food Products - 0.1%
Kraft Foods, Inc. Class A	65,200	2,520
Personal Products - 1.0%
Alberto-Culver Co. Class B	272,970	14,740
Estee Lauder Companies, Inc. Class A	148,100	5,059
Gillette Co.	684,630	23,284
		43,083
Tobacco - 1.8%
Philip Morris Companies, Inc.	1,444,000	76,055
TOTAL CONSUMER STAPLES		316,609
ENERGY - 3.5%
Energy Equipment & Services - 0.3%
GlobalSantaFe Corp.	179,117	5,857
Halliburton Co.	290,700	4,962
		10,819
Oil & Gas - 3.2%
ChevronTexaco Corp.	408,900	36,911
Conoco, Inc.	2,589,799	75,570
Exxon Mobil Corp.	526,000	23,055
		135,536
TOTAL ENERGY		146,355
FINANCIALS - 15.6%
Banks - 5.5%
Bank of America Corp.	224,400	15,264
Bank One Corp.	317,300	13,257
Comerica, Inc.	972,500	60,849
FleetBoston Financial Corp.	787,700	27,570
PNC Financial Services Group, Inc.	1,122,100	68,998
Synovus Financial Corp.	401,800	12,247
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp, Delaware	549,747	$ 12,408
Wachovia Corp.	480,913	17,832
		228,425
Diversified Financials - 6.6%
American Express Co.	97,200	3,981
Citigroup, Inc.	2,019,433	100,002
Fannie Mae	1,626,680	129,939
Merrill Lynch & Co., Inc.	470,700	26,067
Morgan Stanley Dean Witter & Co.	264,400	15,153
		275,142
Insurance - 3.5%
AFLAC, Inc.	261,920	7,727
Allmerica Financial Corp.	261,100	11,723
American International Group, Inc.	1,522,300	109,819
Hartford Financial Services Group, Inc.	262,200	17,861
PartnerRe Ltd.	17,800	972
		148,102
TOTAL FINANCIALS		651,669
HEALTH CARE - 13.2%
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	130,400	7,700
Guidant Corp. (a)	656,160	28,425
Zimmer Holdings, Inc. (a)	160,200	5,455
		41,580
Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	3,022,120	214,228
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	3,121,300	126,381
Elan Corp. PLC sponsored ADR (a)	822,000	11,434
Eli Lilly & Co.	43,600	3,322
Pfizer, Inc.	1,581,300	62,841
Pharmacia Corp.	251,000	11,315
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,362,980	$ 42,661
Wyeth	567,800	37,276
		295,230
TOTAL HEALTH CARE		551,038
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.3%
United Technologies Corp.	141,300	10,484
Airlines - 0.2%
AMR Corp. (a)	107,900	2,850
Delta Air Lines, Inc.	91,600	2,997
Southwest Airlines Co.	162,900	3,152
		8,999
Building Products - 0.2%
Masco Corp.	281,500	7,727
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	176,400	2,293
ChoicePoint, Inc. (a)	295,450	17,018
		19,311
Industrial Conglomerates - 4.5%
General Electric Co.	3,574,900	133,880
Textron, Inc.	164,000	8,380
Tyco International Ltd.	1,481,100	47,869
		190,129
Machinery - 0.4%
Ingersoll-Rand Co. Ltd. Class A	283,900	14,201
Parker Hannifin Corp.	65,100	3,248
		17,449
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	651,110	19,650
Union Pacific Corp.	171,740	10,672
		30,322
TOTAL INDUSTRIALS		284,421
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	1,626,495	$ 27,537
Comverse Technology, Inc. (a)	483,000	6,120
		33,657
Computers & Peripherals - 1.1%
Dell Computer Corp. (a)	1,462,300	38,181
EMC Corp. (a)	324,200	3,864
Sun Microsystems, Inc. (a)	595,700	5,254
		47,299
Electronic Equipment & Instruments - 0.5%
Avnet, Inc.	110,300	2,985
Ingram Micro, Inc. Class A (a)	194,700	3,222
Solectron Corp. (a)	1,407,300	10,977
Symbol Technologies, Inc.	314,100	3,530
		20,714
IT Consulting & Services - 0.1%
Electronic Data Systems Corp.	48,600	2,818
Semiconductor Equipment & Products - 2.3%
Altera Corp. (a)	320,300	7,005
Analog Devices, Inc. (a)	202,300	9,112
Intel Corp.	786,900	23,930
Linear Technology Corp.	293,700	12,987
Micron Technology, Inc. (a)	518,600	17,062
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	461,800	9,582
Teradyne, Inc. (a)	39,200	1,546
United Microelectronics Corp. sponsored ADR	833,600	8,878
Xilinx, Inc. (a)	173,100	6,900
		97,002
Software - 3.1%
Adobe Systems, Inc.	227,200	9,154
Computer Associates International, Inc.	1,278,900	27,995
Microsoft Corp. (a)	1,466,500	88,445
Oracle Corp. (a)	475,400	6,085
		131,679
TOTAL INFORMATION TECHNOLOGY		333,169
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 0.5%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	128,200	$ 6,045
Praxair, Inc.	16,200	969
		7,014
Metals & Mining - 0.2%
Alcoa, Inc.	227,500	8,586
Paper & Forest Products - 0.2%
International Paper Co.	170,600	7,338
TOTAL MATERIALS		22,938
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.6%
AT&T Corp.	1,409,100	22,123
BellSouth Corp.	1,229,700	45,327
Qwest Communications International, Inc.	1,043,600	8,578
SBC Communications, Inc.	1,493,900	55,932
Verizon Communications, Inc.	1,371,700	62,618
		194,578
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	522,800	2,813
TOTAL TELECOMMUNICATION SERVICES		197,391
UTILITIES - 0.6%
Electric Utilities - 0.6%
AES Corp. (a)	244,600	2,201
FirstEnergy Corp.	508,500	17,584
Southern Co.	210,700	5,581
		25,366
TOTAL COMMON STOCKS (Cost $2,759,238)		2,859,671
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00	141,200	2,704
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
CSC Holdings, Inc.:
Series H, $11.75	14,540	$ 1,527
Series M, $11.125	200,465	20,648
		22,175
FINANCIALS - 0.2%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,800	1,656
Real Estate - 0.2%
California Federal Preferred Capital Corp. Series A, $2.2812	298,366	7,459
TOTAL FINANCIALS		9,115
TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,290
TOTAL PREFERRED STOCKS (Cost $33,424)		33,994
Corporate Bonds - 21.8%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 2.6%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.3%
EchoStar Communications Corp. 5.75% 5/15/08 (g)	Caa1	$ 13,200	12,276
Specialty Retail - 0.2%
Gap, Inc. 5.75% 3/15/09 (g)	Ba3	6,280	7,300
TOTAL CONSUMER DISCRETIONARY			19,576
FINANCIALS - 0.1%
Diversified Financials - 0.1%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Baa3	9,660	4,697
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - 0.5%
Biotechnology - 0.3%
Affymetrix, Inc. 4.75% 2/15/07	-	$ 13,480	$ 10,750
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1	10,345	10,035
TOTAL HEALTH CARE			20,785
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.6%
CIENA Corp. 3.75% 2/1/08	Ba3	3,340	2,150
Comverse Technology, Inc. 1.5% 12/1/05	BB	9,430	7,217
Juniper Networks, Inc. 4.75% 3/15/07	B2	19,012	13,660
ONI Systems Corp. 5% 10/15/05	CCC	3,110	2,384
Redback Networks, Inc. 5% 4/1/07	-	850	442
			25,853
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. 3% 12/1/21 (g)	Baa2	3,090	3,892
Sanmina-SCI Corp.:
0% 9/12/20	Ba3	22,245	8,035
4.25% 5/1/04	Ba2	2,420	2,281
			14,208
Semiconductor Equipment & Products - 0.2%
Atmel Corp. 0% 5/23/21	CCC+	6,260	2,105
Vitesse Semiconductor Corp. 4% 3/15/05	B2	5,710	4,525
			6,630
Software - 0.0%
Network Associates, Inc. 5.25% 8/15/06 (g)	-	890	1,384
TOTAL INFORMATION TECHNOLOGY			48,075
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Korea Telecom Corp. 0.25% 1/4/07 (g)	Baa2	2,480	2,833
Wireless Telecommunication Services - 0.2%
Aether Systems, Inc. 6% 3/22/05	-	3,360	1,843
Nextel Communications, Inc.:
4.75% 7/1/07	B1	1,610	950
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
6% 6/1/11 (g)	B1	$ 3,260	$ 1,813
6% 6/1/11	B1	10,980	6,107
			10,713
TOTAL TELECOMMUNICATION SERVICES			13,546
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Enron Corp. 0% 2/7/21 (d)	Ca	33,920	3,053
TOTAL CONVERTIBLE BONDS			109,732
Nonconvertible Bonds - 19.2%
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.3%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	Ba3	1,460	1,562
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	2,050	2,132
Delco Remy International, Inc. 11% 5/1/09	B2	1,250	1,125
Goodyear Tire & Rubber Co.:
6.625% 12/1/06	Baa3	1,020	964
7.857% 8/15/11	Baa3	1,600	1,552
8.5% 3/15/07	Baa3	400	404
Lear Corp. 8.11% 5/15/09	Ba1	3,055	3,147
			10,886
Hotels, Restaurants & Leisure - 1.9%
Alliance Gaming Corp. 10% 8/1/07	B3	3,115	3,279
Anchor Gaming 9.875% 10/15/08	Ba3	640	714
Aztar Corp. 8.875% 5/15/07	Ba3	750	769
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	3,720	3,701
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	2,105	2,179
Capstar Hotel Co. 8.75% 8/15/07	Ba3	195	192
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	710	682
6.75% 7/15/03	Ba3	440	439
Coast Hotels & Casinos, Inc. 9.5% 4/1/09 (g)	B3	1,250	1,319
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B1	$ 4,365	$ 4,501
Domino's, Inc. 10.375% 1/15/09	B3	4,810	5,219
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	2,540	2,692
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	1,250	1,200
Harrah's Operating Co., Inc. 7.875% 12/15/05	Ba1	2,700	2,822
Herbst Gaming, Inc. 10.75% 9/1/08	B2	1,570	1,649
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	2,190	2,146
HMH Properties, Inc.:
7.875% 8/1/05	Ba3	1,820	1,802
7.875% 8/1/08	Ba3	820	804
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	1,045	993
Host Marriott LP 9.5% 1/15/07 (g)	Ba3	1,650	1,737
International Game Technology:
7.875% 5/15/04	Ba1	1,745	1,797
8.375% 5/15/09	Ba1	2,850	2,964
ITT Corp.:
6.75% 11/15/05	Ba1	1,090	1,079
7.375% 11/15/15	Ba1	2,430	2,284
Mandalay Resort Group 10.25% 8/1/07	Ba3	2,900	3,139
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	1,080	1,166
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	280	277
6.75% 8/1/07	Ba1	850	822
7.25% 10/15/06	Ba1	2,800	2,794
Mohegan Tribal Gaming Authority:
8% 4/1/12 (g)	Ba3	2,050	2,040
8.125% 1/1/06	Ba2	3,435	3,521
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	2,130	2,141
7.875% 3/15/10 (g)	Ba2	2,050	2,032
9.375% 2/15/07	Ba2	1,410	1,498
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09 (g)	B2	3,030	2,863
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	Ba3	4,185	4,258
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc.: - continued
yankee:
8.625% 12/15/07	B2	$ 680	$ 690
9% 3/15/07	B2	975	1,007
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	2,385	2,474
8.875% 4/15/11	Ba1	3,800	4,028
			81,713
Household Durables - 0.6%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	4,470	4,403
10.5% 4/1/05	Ba1	480	516
Juno Lighting, Inc. 11.875% 7/1/09	B3	1,620	1,693
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12 (g)	B2	3,040	2,956
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	760	781
KB Home 8.625% 12/15/08	Ba3	2,070	2,122
Kinetic Concepts, Inc. 9.625% 11/1/07	B3	2,070	2,142
Lennar Corp. 9.95% 5/1/10	Ba1	1,470	1,639
Mohawk Industries, Inc. 6.5% 4/15/07 (g)	Baa2	290	291
Ryland Group, Inc.:
9.125% 6/15/11	Ba3	970	1,028
9.75% 9/1/10	Ba2	1,510	1,638
WCI Communities, Inc. 10.625% 2/15/11	B1	5,335	5,762
			24,971
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (e)	B3	610	519
J. Crew Group, Inc. 0% 10/15/08 (e)	Caa3	3,390	2,136
			2,655
Leisure Equipment & Products - 0.2%
Hasbro, Inc.:
5.6% 11/1/05	Ba3	2,680	2,486
6.15% 7/15/08	Ba3	520	478
7.95% 3/15/03	Ba3	3,250	3,315
Hockey Co. 11.25% 4/15/09 (g)	B2	1,415	1,433
			7,712
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 3.1%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	$ 2,135	$ 1,943
9.25% 10/1/02	B2	370	359
10.25% 11/1/06	B2	2,220	2,020
10.25% 6/15/11	B2	3,770	3,393
10.5% 7/15/04	B2	1,130	1,096
10.875% 10/1/10	B2	1,020	938
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	230	229
9.875% 2/1/12 (g)	Caa3	2,660	2,673
American Media Operations, Inc.:
10.25% 5/1/09	B2	640	662
10.25% 5/1/09 (g)	B2	1,980	2,049
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	2,770	2,763
8.2% 7/15/09	Ba1	1,070	1,078
Century Communications Corp. 8.375% 12/15/07	B2	520	468
Chancellor Media Corp. 8% 11/1/08	Ba1	165	174
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	880	603
0% 4/1/11 (e)	B2	1,560	1,076
0% 5/15/11 (e)	B2	8,460	4,907
8.25% 4/1/07	B2	2,820	2,580
8.625% 4/1/09	B2	6,900	6,279
9.625% 11/15/09	B2	1,040	993
9.625% 11/15/09 (g)	B2	3,870	3,677
10% 4/1/09	B2	5,755	5,611
10.25% 1/15/10	B2	1,335	1,308
10.75% 10/1/09	B2	1,325	1,338
11.125% 1/15/11	B2	1,425	1,446
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	3,275	3,210
Clear Channel Communications, Inc. 6% 11/1/06	Baa3	620	604
Corus Entertainment, Inc. 8.75% 3/1/12 (g)	B1	980	1,014
CSC Holdings, Inc.:
9.875% 4/1/23	BB-	1,435	1,521
10.5% 5/15/16	Ba3	2,980	3,308
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	$ 960	$ 986
9.25% 2/1/06	B1	9,395	9,630
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	610	617
Fox Family Worldwide, Inc.:
9.25% 11/1/07	Baa1	6,155	6,524
10.25% 11/1/07 (f)	Baa1	2,115	2,263
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	6,301	6,364
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06	B2	8,282	8,510
Granite Broadcasting Corp. 10.375% 5/15/05	Ca	310	285
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	690	587
Insight Communications, Inc. 0% 2/15/11 (e)	B3	2,570	1,671
K-III Communications Corp. 8.5% 2/1/06	B1	1,050	956
Lamar Media Corp. 9.25% 8/15/07	B1	1,040	1,087
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	950	899
8% 10/17/16	Baa3	720	738
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	5,830	5,655
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (e)	Caa1	3,320	1,328
12.375% 8/1/06	B3	1,710	1,197
PRIMEDIA, Inc. 8.875% 5/15/11	Ba3	1,370	1,219
Radio One, Inc. 8.875% 7/1/11	B3	2,720	2,856
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	1,520	1,596
Satelites Mexicanos SA de CV 6.38% 6/30/04 (g)(i)	B1	2,414	2,148
Shaw Communications, Inc. 8.25% 4/11/10	Baa3	700	735
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (g)	B2	3,600	3,573
8.75% 12/15/07	B2	1,250	1,288
Spanish Broadcasting System, Inc. 9.625% 11/1/09	B3	810	845
TCI Communications, Inc. 9.8% 2/1/12	Baa2	465	517
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	4,575	4,529
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Yell Finance BV:
0% 8/1/11 (e)	B2	$ 2,190	$ 1,424
10.75% 8/1/11	B2	1,590	1,717
			131,064
Multiline Retail - 0.4%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	2,545	2,494
6.39% 8/1/03	Ba1	2,470	2,433
6.43% 8/1/04	Ba1	450	440
6.875% 6/1/05	Ba1	330	317
7.375% 6/1/06	Ba1	330	320
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	1,100	1,139
8.5% 6/15/03	Baa1	520	543
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	945	926
6.5% 6/15/02	Ba2	1,390	1,383
6.9% 8/15/26	Ba2	2,265	2,174
7.25% 4/1/02	Ba2	510	507
7.95% 4/1/17	Ba2	400	336
Saks, Inc.:
7.25% 12/1/04	B1	190	188
7.5% 12/1/10	B1	1,150	1,081
8.25% 11/15/08	B1	1,040	1,019
9.875% 10/1/11	B1	2,622	2,720
			18,020
Specialty Retail - 0.4%
AutoNation, Inc. 9% 8/1/08	Ba2	750	789
Gap, Inc.:
5.625% 5/1/03	Ba3	4,690	4,549
8.15% 12/15/05 (f)(g)	Ba3	2,120	2,046
8.8% 12/15/08 (f)(g)	Ba3	750	728
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	1,740	1,853
Office Depot, Inc. 10% 7/15/08	Ba1	1,755	1,948
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (g)	B3	510	560
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	900	923
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
United Rentals, Inc.:
8.8% 8/15/08	B2	$ 800	$ 808
9% 4/1/09	B2	190	194
9.25% 1/15/09	B2	1,700	1,747
			16,145
Textiles & Apparel - 0.3%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,270	1,316
Levi Strauss & Co. 6.8% 11/1/03	B2	3,995	3,895
The William Carter Co. 10.875% 8/15/11	B3	1,470	1,577
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	3,960	3,930
			10,718
TOTAL CONSUMER DISCRETIONARY			303,884
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	Ba2	490	518
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	2,030	2,071
Cott Beverages, Inc. 8% 12/15/11 (g)	B2	2,070	2,096
			4,685
Food & Drug Retailing - 0.1%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	B2	1,390	1,385
9.125% 12/15/11	B2	990	1,035
Pathmark Stores, Inc. 8.75% 2/1/12 (g)	B2	970	1,004
			3,424
Food Products - 0.2%
Dean Foods Co.:
6.75% 6/15/05	B1	1,450	1,450
6.9% 10/15/17	B1	1,930	1,641
8.15% 8/1/07	B1	1,640	1,648
Del Monte Corp. 9.25% 5/15/11	B3	3,845	4,037
Smithfield Foods, Inc. 8% 10/15/09	Ba2	1,130	1,141
			9,917
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	Baa3	460	430
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	A2	$ 2,000	$ 2,079
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,115	1,138
			3,217
TOTAL CONSUMER STAPLES			21,673
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	2,715	2,769
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	1,230	1,279
Key Energy Services, Inc.:
Series B, 8.375% 3/1/08	Ba3	1,860	1,907
8.375% 3/1/08	Ba3	890	912
14% 1/15/09	B2	682	781
Parker Drilling Co. 9.75% 11/15/06	B1	2,240	2,296
			9,944
Oil & Gas - 0.6%
Alberta Energy Co. Ltd. yankee 7.375% 11/1/31	Baa1	440	443
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	2,860	2,889
8.125% 4/1/11	B1	420	421
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	605	635
9.25% 4/1/07	Ba3	2,910	3,056
Devon Energy Corp. 7.95% 4/15/32	Baa2	600	601
Forest Oil Corp.:
8% 6/15/08	Ba3	1,505	1,546
8% 12/15/11 (g)	Ba3	480	490
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	560	585
Nuevo Energy Co. 9.5% 6/1/08	B2	1,120	1,109
Oryx Energy Co.:
8% 10/15/03	Baa2	895	934
8.125% 10/15/05	Baa2	1,305	1,389
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	$ 620	$ 636
9.4% 12/1/02 (f)	Ba2	150	153
10% 11/1/08 (g)	Ba3	2,670	3,097
Petro-Canada yankee 7% 11/15/28	Baa2	520	476
Phillips Petroleum Co. 8.75% 5/25/10	A3	545	621
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	685	710
Series F, 10.25% 3/15/06	B2	470	486
Pogo Producing Co. 8.25% 4/15/11	B1	2,730	2,853
The Coastal Corp. 9.625% 5/15/12	Baa2	535	604
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB	560	612
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	390	426
			24,772
TOTAL ENERGY			34,716
FINANCIALS - 2.4%
Banks - 0.5%
Bank of America Corp.:
7.4% 1/15/11	Aa3	650	687
7.8% 2/15/10	Aa3	980	1,057
Bank One Corp. 7.875% 8/1/10	A1	455	496
Capital One Bank:
6.65% 3/15/04	Baa3	1,550	1,530
6.7% 5/15/08	Baa2	390	410
Chevy Chase Savings Bank FSB 9.25% 12/1/08	Ba3	1,020	1,020
Den Danske Bank AS 6.375% 6/15/08 (g)(i)	Aa3	1,590	1,604
FleetBoston Financial Corp. 7.25% 9/15/05	A1	650	688
Korea Development Bank:
6.625% 11/21/03	Baa2	875	895
7.125% 4/22/04	Baa2	430	446
7.375% 9/17/04	Baa2	130	136
MBNA Corp. 6.25% 1/17/07	Baa2	315	307
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	Aa3	500	514
7.816% 11/29/49	A1	950	1,003
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Sovereign Bancorp, Inc.:
8.625% 3/15/04	Ba2	$ 4,780	$ 4,935
10.5% 11/15/06	Ba2	2,480	2,716
			18,444
Diversified Financials - 1.4%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	800	783
American Airlines pass thru trust certificate 7.8% 4/1/08 (g)	A	3,110	3,079
American Gen. Finance Corp. 5.875% 7/14/06	A1	1,010	1,014
Amvescap PLC yankee 6.375% 5/15/03	A2	650	666
Armkel Finance, Inc. 9.5% 8/15/09	B2	1,770	1,894
Associates Corp. of North America 5.8% 4/20/04	Aa1	300	309
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,855	2,941
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,150	1,043
7.25% 12/1/03	Baa3	380	376
7.25% 5/1/06	Baa3	1,410	1,325
8.75% 2/1/07	Baa3	390	386
CIT Group, Inc. 7.75% 4/2/12	A2	320	321
Continental Airlines, Inc.:
pass thru trust certificate:
6.795% 8/2/18	Baa3	881	815
6.9% 1/2/17	Baa3	476	439
6.9% 1/2/18	Baa1	615	589
6.954% 2/2/11	Ba2	61	58
7.033% 6/15/11	Ba2	718	668
7.256% 9/15/21	Baa1	504	488
8.307% 4/2/18	Baa3	2,721	2,630
8.312% 10/2/12	Ba2	163	154
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	780	767
Dana Credit Corp. 7.25% 12/6/02 (g)	Ba3	2,005	1,970
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	380	386
7.92% 5/18/12	A3	580	572
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	1,240	1,207
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	2,215	2,281
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	$ 460	$ 458
Ford Motor Credit Co.:
7.25% 10/25/11	A3	460	446
7.375% 10/28/09	A3	450	441
7.5% 3/15/05	A3	750	765
General Motors Acceptance Corp. 6.875% 9/15/11	A2	440	429
GS Escrow Corp. 7% 8/1/03	Ba1	2,675	2,702
Household Finance Corp. 8% 5/9/05	A2	585	616
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	545	628
IOS Capital, Inc. 9.75% 6/15/04	Baa2	2,850	2,879
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	B2	5,420	6,016
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	200	196
Morgan Stanley Dean Witter & Co. 6.6% 4/1/12	Aa3	980	975
NiSource Finance Corp. 7.875% 11/15/10	Baa3	1,195	1,146
Northwest Airlines pass thru trust certificate:
7.041% 4/1/22	A3	330	317
7.575% 3/1/19	A3	595	595
7.691% 4/1/17	Baa2	120	115
Qwest Capital Funding, Inc.:
5.875% 8/3/04	Baa3	2,230	1,899
5.875% 8/3/04	Baa3	190	167
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	A3	520	512
SESI LLC 8.875% 5/15/11	B1	1,630	1,630
Sprint Capital Corp.:
6.125% 11/15/08	Baa2	780	696
6.875% 11/15/28	Baa2	310	247
8.375% 3/15/12 (g)	Baa2	240	237
8.75% 3/15/32 (g)	Baa2	565	548
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	875	949
TIAA Global Markets, Inc. 5% 3/1/07 (g)	Aaa	345	336
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	1,115	1,074
U.S. West Capital Funding, Inc. 6.25% 7/15/05	Baa3	2,390	2,064
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	$ 900	$ 994
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	1,980	1,940
			59,178
Insurance - 0.0%
MetLife, Inc. 6.125% 12/1/11	A1	360	353
St. Paul Companies, Inc. 5.75% 3/15/07	A2	180	179
			532
Real Estate - 0.5%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	530	534
7.125% 3/15/04	Baa2	1,030	1,056
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	1,000	1,022
EOP Operating LP:
6.375% 2/15/03	Baa1	100	102
6.75% 2/15/08	Baa1	570	570
7.75% 11/15/07	Baa1	1,050	1,109
ERP Operating LP 7.1% 6/23/04	Baa1	1,000	1,037
iStar Financial, Inc. 8.75% 8/15/08	Ba1	2,120	2,131
LNR Property Corp.:
9.375% 3/15/08	Ba3	2,170	2,192
10.5% 1/15/09	Ba3	210	221
Meditrust Corp.:
7% 8/15/07	Ba3	380	359
7.82% 9/10/26	Ba3	3,910	3,910
MeriStar Hospitality Corp. 9% 1/15/08	Ba3	1,970	2,009
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	2,930	3,033
Toll Corp. 8.25% 12/1/11	Ba2	2,280	2,291
			21,576
TOTAL FINANCIALS			99,730
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.1%
AdvancePCS 8.5% 4/1/08	B1	3,505	3,715
Alderwoods Group, Inc.:
11% 1/2/07	-	745	752
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Alderwoods Group, Inc.: - continued
12.25% 1/2/09	-	$ 440	$ 475
Beverly Enterprises, Inc.:
9% 2/15/06	B1	195	194
9.625% 4/15/09	B1	395	405
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	1,890	1,909
DaVita, Inc. 9.25% 4/15/11	B2	2,020	2,363
Dynacare, Inc. yankee 10.75% 1/15/06	B2	1,290	1,335
Express Scripts, Inc. 9.625% 6/15/09	Ba1	1,460	1,606
Hanger Orthopedic Group, Inc. 10.375% 2/15/09 (g)	B2	585	614
HCA, Inc.:
7.875% 2/1/11	Ba1	1,225	1,271
8.75% 9/1/10	Ba1	3,955	4,291
HealthSouth Corp. 6.875% 6/15/05	Ba1	700	697
Owen & Minor, Inc. 8.5% 7/15/11	Ba3	4,440	4,640
Rotech Healthcare, Inc. 9.5% 4/1/12 (g)	B2	690	712
Service Corp. International (SCI):
6% 12/15/05	B1	2,505	2,292
6.3% 3/15/03	B1	400	384
7.2% 6/1/06	B1	1,820	1,720
7.375% 4/15/04	B1	5,575	5,491
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	2,675	2,983
Triad Hospitals, Inc. 8.75% 5/1/09	B1	4,445	4,712
Unilab Corp. 12.75% 10/1/09	B3	1,454	1,679
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	3,790	3,998
			48,238
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	2,090	2,090
Biovail Corp. 7.875% 4/1/10	B2	1,405	1,396
			3,486
TOTAL HEALTH CARE			51,724
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	1,485	1,574
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.:
8% 3/1/08	B3	$ 530	$ 488
9.5% 11/1/08	B1	1,100	1,034
Sequa Corp. 8.875% 4/1/08	Ba3	1,725	1,656
			4,752
Airlines - 0.4%
AMR Corp. 9% 8/1/12	B1	400	388
Continental Airlines, Inc. 8% 12/15/05	B3	2,550	2,403
Delta Air Lines, Inc.:
6.65% 3/15/04	Ba3	1,640	1,591
7.7% 12/15/05	Ba3	1,590	1,534
7.9% 12/15/09	Ba3	3,430	3,259
8.3% 12/15/29	Ba3	2,930	2,491
8.54% 1/2/07	Ba1	427	419
10.14% 8/14/12	Ba1	280	266
Northwest Airlines, Inc.:
7.625% 3/15/05	B2	1,250	1,175
8.375% 3/15/04	B2	1,010	970
8.52% 4/7/04	B2	140	135
8.875% 6/1/06	B2	190	181
9.875% 3/15/07	B2	2,010	1,975
United Air Lines, Inc.:
9% 12/15/03	Caa1	590	493
10.67% 5/1/04	Caa1	90	69
			17,349
Building Products - 0.1%
American Standard, Inc.:
7.375% 2/1/08	Ba2	930	939
7.625% 2/15/10	Ba2	680	687
			1,626
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	1,390	1,390
7.625% 1/1/06	Ba3	1,435	1,406
7.875% 1/1/09	Ba3	1,925	1,877
8.5% 12/1/08 (g)	Ba3	4,130	4,130
10% 8/1/09	B2	2,485	2,535
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	$ 2,080	$ 1,893
Coinmach Corp. 9% 2/1/10 (g)	B2	2,440	2,525
Iron Mountain, Inc.:
8.625% 4/1/13	B2	2,910	3,012
8.75% 9/30/09	B2	3,000	3,105
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	1,380	1,421
Waste Management, Inc. 7.375% 8/1/10	Ba1	3,040	3,014
			26,308
Machinery - 0.4%
AGCO Corp.:
8.5% 3/15/06	B1	260	261
9.5% 5/1/08	Ba3	1,530	1,652
Dresser, Inc. 9.375% 4/15/11 (g)	B2	3,025	3,116
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	5,015	5,115
Joy Global, Inc. 8.75% 3/15/12 (g)	B2	460	474
Navistar International Corp. 9.375% 6/1/06	Ba1	1,280	1,350
Terex Corp.:
8.875% 4/1/08	B2	1,600	1,632
Series D, 8.875% 4/1/08	B2	650	660
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	1,295	1,157
			15,417
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	4,100	4,305
Road & Rail - 0.2%
CSX Corp.:
6.25% 10/15/08	Baa2	585	577
6.46% 6/22/05	Baa2	990	1,017
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	570	616
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	2,805	2,616
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV yankee: - continued
10.25% 6/15/07	B1	$ 565	$ 531
Williams Scotsman, Inc. 9.875% 6/1/07 (g)	B3	2,460	2,482
			7,839
TOTAL INDUSTRIALS			77,596
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.3%
Avaya, Inc. 11.125% 4/1/09	Ba2	1,960	1,921
Crown Castle International Corp.:
9.375% 8/1/11	B3	4,200	3,528
9.5% 8/1/11	B3	600	504
10.75% 8/1/11	B3	810	721
L-3 Communications Corp.:
8% 8/1/08	Ba3	1,710	1,761
10.375% 5/1/07	Ba3	1,705	1,807
Motorola, Inc. 8% 11/1/11	A3	740	747
			10,989
Computers & Peripherals - 0.0%
Compaq Computer Corp.:
7.45% 8/1/02	Baa2	610	616
7.65% 8/1/05	Baa2	490	504
			1,120
Electronic Equipment & Instruments - 0.3%
Fisher Scientific International, Inc. 9% 2/1/08	B3	3,760	3,901
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	830	847
9.875% 7/1/10	Ba2	3,050	3,264
Ingram Micro, Inc. 9.875% 8/15/08	Ba2	1,430	1,509
Millipore Corp. 7.5% 4/1/07	Ba1	1,030	958
Solectron Corp. 9.625% 2/15/09	Ba1	1,480	1,469
			11,948
Internet Software & Services - 0.0%
Qwest Corp. 8.875% 3/15/12 (g)	Baa2	595	587
IT Consulting & Services - 0.2%
Anteon Corp. 12% 5/15/09	B3	3,130	3,474
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Unisys Corp.:
7.875% 4/1/08	Ba1	$ 1,060	$ 1,063
8.125% 6/1/06	Ba1	2,840	2,897
			7,434
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	1,145	1,185
Semiconductor Equipment & Products - 0.2%
Amkor Technology, Inc.:
9.25% 5/1/06	B1	2,970	2,948
9.25% 2/15/08	B1	1,175	1,157
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	2,955	3,154
10.5% 2/1/09	B2	440	484
Micron Technology, Inc. 6.5% 9/30/05 (l)	B3	3,000	2,760
			10,503
TOTAL INFORMATION TECHNOLOGY			43,766
MATERIALS - 1.7%
Chemicals - 0.5%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	1,165	1,188
Georgia Gulf Corp. 10.375% 11/1/07	B2	2,325	2,465
Huntsman International LLC 9.875% 3/1/09 (g)	B3	1,710	1,736
IMC Global, Inc.:
10.875% 6/1/08	Ba1	400	442
11.25% 6/1/11	Ba1	440	486
International Specialty Holdings, Inc. 10.625% 12/15/09 (g)	B2	2,090	2,158
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	1,370	1,394
9.875% 5/1/07	Ba3	2,415	2,463
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	1,155	1,155
7.75% 8/15/05	Ba1	1,835	1,798
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
OM Group, Inc. 9.25% 12/15/11 (g)	B3	$ 3,160	$ 3,310
Quaker State Corp. 6.625% 10/15/05	Ba2	1,250	1,284
			19,879
Containers & Packaging - 0.5%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	1,790	1,897
Graphic Packaging Corp. 8.625% 2/15/12 (g)	B2	450	466
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	4,830	4,915
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	540	521
7.35% 5/15/08	B3	390	358
7.5% 5/15/10	B3	460	414
7.8% 5/15/18	B3	3,360	2,780
7.85% 5/15/04	B3	1,290	1,255
8.1% 5/15/07	B3	370	353
Riverwood International Corp.:
10.25% 4/1/06	B-	2,705	2,800
10.625% 8/1/07	B3	780	825
10.875% 4/1/08	Caa1	2,500	2,594
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	2,020	1,879
8.75% 7/1/08 (g)	Baa3	670	690
			21,747
Metals & Mining - 0.5%
AK Steel Corp.:
7.875% 2/15/09	B1	2,420	2,420
9.125% 12/15/06	B1	205	212
Century Aluminum Co. 11.75% 4/15/08	Ba3	2,725	2,889
Luscar Coal Ltd. 9.75% 10/15/11 (g)	Ba3	730	785
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	7,670	8,188
Phelps Dodge Corp.:
7.125% 11/1/27	Baa3	1,630	1,190
8.75% 6/1/11	Baa3	3,080	3,065
9.5% 6/1/31	Baa3	2,235	2,123
Steel Dynamics, Inc. 9.5% 3/15/09 (g)	B2	870	896
			21,768
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Baa3	$ 180	$ 176
8.125% 5/15/11	Baa3	330	323
8.875% 5/15/31	Baa3	610	567
Louisiana-Pacific Corp.:
8.5% 8/15/05	Ba1	690	711
10.875% 11/15/08	Ba2	470	503
Norske Skog Canada Ltd. 8.625% 6/15/11 (g)	Ba2	200	204
Stone Container Corp. 9.75% 2/1/11	B2	3,145	3,397
Weyerhaeuser Co.:
6.125% 3/15/07 (g)	Baa2	350	347
7.375% 3/15/32 (g)	Baa2	1,350	1,283
			7,511
TOTAL MATERIALS			70,905
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T Corp.:
6.5% 3/15/29	A3	1,905	1,574
7.3% 11/15/11 (g)	A3	375	362
8% 11/15/31 (g)	A3	270	265
British Telecommunications PLC 8.875% 12/15/30	Baa1	405	460
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	A2	830	887
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	3,605	1,947
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Ba1	5,650	3,814
Citizens Communications Co.:
8.5% 5/15/06	Baa2	700	729
9.25% 5/15/11	Baa2	435	466
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	2,460	2,645
Koninklijke KPN NV yankee:
7.5% 10/1/05	Baa3	530	538
8% 10/1/10	Baa3	1,100	1,118
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Price Communications Wireless, Inc.:
9.125% 12/15/06	Baa2	$ 3,750	$ 3,900
11.75% 7/15/07	Baa3	1,450	1,548
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	1,400	1,404
6.65% 5/15/06	Baa1	1,385	1,372
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	1,310	1,377
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa3	440	198
7.7% 7/20/29	Baa3	85	36
TELUS Corp. yankee 8% 6/1/11	Baa2	1,165	1,195
Tritel PCS, Inc. 10.375% 1/15/11	B3	865	969
Triton PCS, Inc.:
8.75% 11/15/11	B2	1,440	1,354
9.375% 2/1/11	B3	2,405	2,333
Verizon New York, Inc. 7.375% 4/1/32	A1	235	232
			30,723
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	B3	1,320	977
AT&T Wireless Services, Inc. 8.75% 3/1/31	Baa2	505	519
Echostar Broadband Corp. 10.375% 10/1/07	B1	6,920	7,422
Nextel Communications, Inc. 0% 10/31/07 (e)	B1	6,400	4,000
PanAmSat Corp.:
6% 1/15/03	Ba2	290	289
6.125% 1/15/05	Ba2	1,090	1,068
6.375% 1/15/08	Ba2	1,140	1,106
8.5% 2/1/12 (g)	Ba3	1,300	1,294
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	1,590	1,479
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	2,334	1,961
10.375% 11/15/09	Baa1	5,729	6,245
			26,360
TOTAL TELECOMMUNICATION SERVICES			57,083
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.0%
Electric Utilities - 0.9%
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa2	$ 1,320	$ 1,247
CMS Energy Corp.:
6.75% 1/15/04	Ba3	1,030	1,030
7.5% 1/15/09	Ba3	2,055	2,024
8.5% 4/15/11	Ba3	2,600	2,704
8.9% 7/15/08	Ba3	3,310	3,442
9.875% 10/15/07	Ba3	3,925	4,259
Constellation Energy Group, Inc. 6.35% 4/1/07	Baa1	405	403
FirstEnergy Corp. 6.45% 11/15/11	Baa2	410	380
Illinois Power Co. 7.5% 6/15/09	Baa2	550	556
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	570	501
7.875% 12/15/26 (g)	A3	145	129
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	7,065	8,231
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	1,535	1,520
6.25% 3/1/04	B3	2,985	2,955
6.75% 10/1/23	B3	1,190	1,119
7.375% 11/1/05 (d)(g)	Caa2	3,280	3,592
8.25% 11/1/22	B3	2,340	2,258
PSI Energy, Inc. 6.65% 6/15/06	A3	630	626
Southern California Edison Co.:
5.625% 10/1/02	Ba2	670	663
6.25% 6/15/03	Ba2	165	162
8.95% 11/3/03	Ba3	1,200	1,224
Texas Utilities Co. 6.375% 1/1/08	Baa3	130	127
			39,152
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	255	253
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	260	255
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	600	617
Sempra Energy 7.95% 3/1/10	A2	1,755	1,792
			2,917
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Williams Companies, Inc.:
7.125% 9/1/11	Baa2	$ 360	$ 342
7.5% 1/15/31	Baa2	875	788
			1,130
TOTAL UTILITIES			43,199
TOTAL NONCONVERTIBLE BONDS			804,276
TOTAL CORPORATE BONDS (Cost $917,029)			914,008
U.S. Government and Government Agency Obligations - 5.0%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.25% 6/15/06	Aaa	975	980
5.5% 2/15/06	Aaa	940	957
5.5% 5/2/06	Aa2	1,375	1,384
6.25% 2/1/11	Aa2	810	808
6.75% 7/30/07	Aaa	2,000	2,029
7.25% 5/15/30	Aaa	1,055	1,149
Freddie Mac 5.875% 3/21/11	Aa2	1,650	1,602
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			8,909
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bonds:
5.25% 2/15/29	Aaa	1,457	1,312
6.375% 8/15/27	Aaa	6,156	6,426
8.125% 8/15/19	Aaa	320	392
8.875% 8/15/17	Aaa	520	671
9.875% 11/15/15	Aaa	185	254
10.75% 8/15/05	Aaa	390	466
11.25% 2/15/15	Aaa	420	625
11.75% 2/15/10 (callable)	Aaa	1,000	1,197
12% 8/15/13	Aaa	815	1,106
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.5% 11/15/06	Aaa	$ 990	$ 936
3.625% 8/31/03	Aaa	3,900	3,923
5% 8/15/11	Aaa	174,000	168,189
6.5% 2/15/10	Aaa	635	680
7% 7/15/06	Aaa	9,650	10,465
7.875% 11/15/04	Aaa	2,800	3,059
TOTAL U.S. TREASURY OBLIGATIONS			199,701
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $215,099)			208,610
U.S. Government Agency - Mortgage Securities - 1.9%

Fannie Mae - 1.3%
6% 1/1/09 to 1/1/32	Aaa	17,220	17,004
6.5% 5/1/23 to 8/1/31	Aaa	22,029	22,042
6.5% 4/1/32 (h)	Aaa	3,670	3,646
7% 12/1/24 to 12/1/28	Aaa	6,082	6,222
7.5% 5/1/27 to 8/1/31	Aaa	6,903	7,160
8% 6/1/10 to 1/1/26	Aaa	437	463
TOTAL FANNIE MAE			56,537
Freddie Mac - 0.1%
7.5% 4/1/22 to 11/1/30	Aaa	2,314	2,404
8% 7/1/25 to 4/1/27	Aaa	374	396
TOTAL FREDDIE MAC			2,800
Government National Mortgage Association - 0.5%
6% 6/15/08 to 9/15/10	Aaa	677	694
6.5% 9/15/08 to 2/15/32	Aaa	12,025	12,137
7% 1/15/28 to 7/15/31	Aaa	6,146	6,278
7.5% 10/15/22 to 8/15/28	Aaa	1,460	1,535
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
8% 5/15/25 to 3/15/30	Aaa	$ 564	$ 595
8.5% 10/15/29 to 2/15/30	Aaa	927	990
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			22,229
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $79,783)			81,566
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,223	1,226
CIT Marine Trust 5.8% 4/15/10	Aaa	710	722
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	1,780	1,819
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	1,265	1,291
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A1	335	342
7.03% 11/15/03	Aaa	241	243
Household Private Label Credit Card Master Trust I 5.5% 1/18/11	Aaa	100	100
Northwest Airlines pass thru trust certificate 9.179% 10/1/11	Ba2	490	461
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	650	684
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	213	213
TOTAL ASSET-BACKED SECURITIES (Cost $6,924)			7,101
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0377% 12/29/25 (g)(i)	Ba3	594	284
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	$ 800	$ 783
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	700	672
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	1,261	1,340
TOTAL U.S. GOVERNMENT AGENCY			2,795
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,016)			3,079
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	548	573
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0909% 4/15/36 (i)(j)	Aaa	13,892	852
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.7659% 8/1/24 (g)(i)	-	1,900	1,292
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	990	1,028
Class B, 7.48% 2/1/08	A	770	796
Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	Aaa	315	335
COMM Series 1999-1 Class A2, 6.455% 9/15/08	Aaa	275	280
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,910	1,916
Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	760	730
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,420	1,331
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	1,200	1,254
Class C1, 7.52% 5/15/06 (g)	A2	1,000	1,045
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0855% 4/29/39 (g)(i)	-	$ 1,800	$ 1,404
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.1253% 4/15/19 (g)(i)	-	500	35
Series 1997-B Class E, 0% 9/15/19 (d)(g)(i)	-	378	0
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (g)	BBB-	634	602
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (g)(i)	-	1,650	1,221
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (g)	Ba1	750	721
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (i)	Baa3	1,750	1,652
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	956	963
Series 1996-1 Class E, 9.16% 4/15/28	BB-	500	376
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	1,750	1,228
Class L, 7.9% 11/15/26 (g)	-	1,300	724
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	820	838
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	1,410	1,398
Class E2, 7.224% 12/15/10 (g)	Baa3	840	828
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,597)			23,422
Foreign Government and Government Agency Obligations (k) - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	430	441
Quebec Province 7.5% 9/15/29	A1	1,050	1,137
United Mexican States 7.5% 1/14/12	Baa2	740	738
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,310)			2,316
Supranational Obligations - 0.0%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (g) (Cost $257)	A2	$ 260	$ 258
Floating Rate Loans - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Century Cable Holdings LLC Tranche B term loan 4.99% 6/30/09 (i)	-	4,450	4,294
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Charter Communication Operating LLC Tranche B term loan 4.52% 3/18/08 (i)	Ba3	2,350	2,268
Nextel Finance Co.:
Tranche B term loan 5.3125% 6/30/08 (i)	Ba3	3,850	3,234
Tranche C term loan 5.5625% 12/31/08 (i)	Ba3	3,850	3,234
			8,736
MATERIALS - 0.0%
Chemicals - 0.0%
Lyondell Chemical Co. sr. secured Tranche E term loan 6.2627% 5/17/06 (i)	Ba3	497	502
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing, Inc. Tranche B term loan 4.2006% 12/30/06 (i)	Ba2	1,140	1,071
Wireless Telecommunication Services - 0.1%
PanAmSat Corp. Tranche B term loan 5.46% 12/31/08 (i)	Ba2	2,500	2,488
TOTAL TELECOMMUNICATION SERVICES			3,559
TOTAL FLOATING RATE LOANS (Cost $17,708)			17,091
Money Market Funds - 1.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.86% (c)	63,201,555	$ 63,202
Fidelity Money Market Central Fund, 2.05% (c)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 1.87% (c)	3,506,000	3,506
TOTAL MONEY MARKET FUNDS (Cost $74,764)		74,764
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 1.92%, dated 3/28/02 due 4/1/02	$ 6,182	6,181
(U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02	238	238
TOTAL CASH EQUIVALENTS (Cost $6,419)		6,419
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,140,568)		4,232,299
NET OTHER ASSETS - (1.1)%		(45,128)
NET ASSETS - 100%		$ 4,187,171
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $144,116,000 or 3.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,418
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	7.9%	AAA, AA, A	8.0%
Baa	2.9%	BBB	3.6%
Ba	7.6%	BB	6.6%
B	9.3%	B	9.5%
Caa	0.7%	CCC	0.7%
Ca, C	0.1%	CC, C	0.0%
		D	0.2%
The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $2,255,970,000 and $2,057,413,000, respectively, of which long-term U.S. government and government agency obligations aggregated $257,484,000 and $89,594,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $104,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,760,000 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $7,119,000. The weighted average interest rate was 2.19%. Interest expense includes $1,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $4,688,000. The weighted average interest rate was 2.13%. Interest expense includes $1,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $17,091,000 or 0.4% of net assets.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $4,152,925,000. Net unrealized appreciation aggregated $79,374,000, of which $308,366,000 related to appreciated investment securities and $228,992,000 related to depreciated investment securities.

At September 30, 2001, the fund had a capital loss carryforward of approximately $74,519,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $332,030,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,734 and repurchase agreements of $6,419) (cost $4,140,568) - See accompanying schedule		$ 4,232,299
Cash		12
Receivable for investments sold Regular delivery	$ 40,519
Delayed delivery	1,192
Receivable for fund shares sold		3,922
Dividends receivable		3,845
Interest receivable		23,367
Other receivables		19
Total assets		4,305,175
Liabilities
Payable for investments purchased Regular delivery	95,628
Delayed delivery	3,667
Payable for fund shares redeemed	12,419
Accrued management fee	2,035
Other payables and accrued expenses	749
Collateral on securities loaned, at value	3,506
Total liabilities		118,004
Net Assets		$ 4,187,171
Net Assets consist of:
Paid in capital		$ 4,581,153
Undistributed net investment income		35,286
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(521,002)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		91,734
Net Assets, for 289,565 shares outstanding		$ 4,187,171
Net Asset Value, offering price and redemption price per share ($4,187,171 ÷ 289,565 shares)		$ 14.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2002 (Unaudited)
Investment Income
Dividends		$ 21,321
Interest		50,227
Security lending		28
Total income		71,576
Expenses
Management fee	$ 12,035
Transfer agent fees	4,571
Accounting and security lending fees	319
Non-interested trustees' compensation	8
Custodian fees and expenses	55
Registration fees	25
Audit	32
Legal	16
Interest	2
Miscellaneous	130
Total expenses before reductions	17,193
Expense reductions	(509)	16,684
Net investment income (loss)		54,892
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(93,640)
Foreign currency transactions	(2)
Futures contracts	7,965
Total net realized gain (loss)		(85,677)
Change in net unrealized appreciation (depreciation) on: Investment securities	437,183
Assets and liabilities in foreign currencies	1
Futures contracts	(646)
Delayed delivery commitments	(17)
Total change in net unrealized appreciation (depreciation)		436,521
Net gain (loss)		350,844
Net increase (decrease) in net assets resulting from operations		$ 405,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,892	$ 120,989
Net realized gain (loss)	(85,677)	(421,909)
Change in net unrealized appreciation (depreciation)	436,521	(770,440)
Net increase (decrease) in net assets resulting from operations	405,736	(1,071,360)
Distributions to shareholders from net investment income	(120,566)	(118,203)
Distributions to shareholders from net realized gain	-	(657,869)
Total distributions	(120,566)	(776,072)
Share transactions Net proceeds from sales of shares	256,555	546,826
Reinvestment of distributions	118,338	761,688
Cost of shares redeemed	(388,738)	(801,481)
Net increase (decrease) in net assets resulting from share transactions	(13,845)	507,033
Total increase (decrease) in net assets	271,325	(1,340,399)
Net Assets
Beginning of period	3,915,846	5,256,245
End of period (including undistributed net investment income of $35,286 and undistributed net investment income of $100,960, respectively)	$ 4,187,171	$ 3,915,846
Other Information Shares
Sold	17,946	34,311
Issued in reinvestment of distributions	8,287	48,546
Redeemed	(27,202)	(50,892)
Net increase (decrease)	(969)	31,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 20.33	$ 19.05	$ 18.80	$ 19.97	$ 16.56
Income from Investment Operations
Net investment income (loss) D	.19 F	.42	.48	.46	.49	.42
Net realized and unrealized gain (loss)	1.21 F	(4.25)	2.35	2.82	.49	4.49
Total from investment operations	1.40	(3.83)	2.83	3.28	.98	4.91
Distributions from net investment income	(.42)	(.46)	(.45)	(.35)	(.40)	(.43)
Distributions from net realized gain	-	(2.56)	(1.10)	(2.68)	(1.75)	(1.07)
Total distributions	(.42)	(3.02)	(1.55)	(3.03)	(2.15)	(1.50)
Net asset value, end of period	$ 14.46	$ 13.48	$ 20.33	$ 19.05	$ 18.80	$ 19.97
Total Return B, C	10.43%	(20.93)%	15.50%	18.37%	5.33%	31.57%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.81%	.80%	.83%	.84%	.87%
Expenses net of voluntary waivers, if any	.83% A	.81%	.80%	.83%	.84%	.87%
Expenses net of all reductions	.81% A	.78%	.77%	.80%	.80%	.86%
Net investment income (loss)	2.65% A, F	2.62%	2.46%	2.38%	2.49%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,187	$ 3,916	$ 5,256	$ 5,051	$ 4,537	$ 4,457
Portfolio turnover rate	99% A	143%	197%	101%	150%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income to average net assets would have been 2.45%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $4,871,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on October 1, 2001.

The effect of this change during the period, was to increase net investment income by $4,192,000; decrease net unrealized appreciation/depreciation by $3,132,000; and decrease net realized gain (loss) by $1,060,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,542,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $457,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $9,000 and $43,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

1075 Northern Boulevard
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AMG-SANN-0502 156619
1.702312.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Asset Manager: Income®

Semiannual Report

March 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Through the first quarter of 2002, prevailing market conditions generally paralleled the equity environment of 2001: Small-cap stocks continued to outperform large caps; value stocks performed better than growth stocks; and technology and telecommunications continued to be the weakest performing sectors of the market. That said, a number of equity indexes achieved positive gains for the quarter, while bond indexes were generally flat to down given concerns about possible interest rate hikes.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity ® Asset Manager: Income ®	3.80%	2.85%	38.25%	102.51%
Fidelity Asset Manager: Income Composite	2.60%	3.98%	44.39%	n/a*
S&P 500 ®	10.99%	0.24%	62.35%	231.57%
LB Aggregate Bond	0.14%	5.35%	44.02%	86.88%
LB 3 Month T-Bill	1.08%	3.33%	28.26%	n/a*
Income Funds Average	4.95%	3.40%	40.62%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager: Income Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers® 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 103 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager: Income	2.85%	6.69%	7.71%
Fidelity Asset Manager: Income Composite	3.98%	7.62%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Asset Manager: Income® Fund on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $20,476 - a 104.76% increase on the initial investment. For comparison, look at how both the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, and the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $19,037 - a 90.37% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $32,923 - a 229.23% increase. You can also look at how the Fidelity Asset Manager: Income Composite Index did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix and assumes monthly rebalancing of the mix.** With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,913 - a 99.13% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

** Currently 20% stocks, 50% bonds and 30% short-term/money market instruments effective January 1, 1997; 20%, 30% and 50%, respectively, prior to January 1, 1997.

Semiannual Report

Market Recap

After nearly two years of disappointing equity market performance, investors recouped some of their losses during the six-month period ending March 31, 2002. Further interest rate cuts by the Federal Reserve Board and emerging signs of an improving economy spawned hopes of higher corporate profitability. As a result, most major equity indexes bounced back sharply from their September 2001 lows. Meanwhile, as optimistic expectations brightened the outlook for equities, clouds drifted over the fixed-income markets.

Stocks: The equity markets faced an onslaught of disruptive events during the six-month period, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks that sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large shrugged them off, with many scooping up stocks at bargain prices. Additionally, as the period progressed, monthly economic data showed the sluggish economy had stabilized, and investors increasingly grew optimistic about a turnaround. As a result, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

Bonds: A volatile market environment left most bonds with flat returns over the past six months. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 0.14% during that time. Concerns about a weak economy and declining corporate profits - heightened by the shock of September 11 - exacerbated a flight to safety in high-quality Treasuries and government agencies. The Federal Reserve Board helped boost demand by aggressively reducing the fed funds rate three times during the period - in addition to eight other cuts in 2001 - to avoid a sustained recession. As signs of strength in the economy emerged late in the year, however, bond investors shifted away from government issues toward higher-yielding spread sectors, including corporate and mortgage securities. Growing confidence in an economic recovery further depressed Treasuries, as bond yields rose across the board during the first quarter of 2002 in anticipation of eventual Fed tightening. Investors' increased appetite for credit risk helped corporates overcome record levels of new issuance and the Enron-related fallout. Mortgages, meanwhile, benefited from reduced prepayment risk, as higher interest rates dramatically slowed refinancing activity. The Lehman Brothers Mortgage-Backed Securities and Credit Bond indexes returned 1.06% and 0.62%, respectively, while the Lehman Brothers U.S. Agency and Treasury indexes returned -0.51% and -1.61%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Asset Manager: Income

Q. How did the fund perform, Dick?

A. For the six months ending March 31, 2002, the fund returned 3.80%. That performance outpaced the Fidelity Asset Manager: Income Composite Index, which returned 2.60%, but trailed the income funds average tracked by Lipper Inc., which returned 4.95%. For the one-year period ending March 31, 2002, the fund returned 2.85%, while the Composite index and Lipper average returned 3.98% and 3.40%, respectively.

Q. What influence did your asset-allocation decisions have on fund results during the six-month period?

A. A bias toward equities paid off relative to the index, as stocks outpaced most other asset classes during the past six months. Our average exposure during the period was just over 21%, compared to 20% in a neutral weighting. Becoming more aggressive in the fourth quarter helped - as did strong security selection - as stocks snapped back in anticipation of an economic recovery. We then benefited from assuming a more cautious stance heading into 2002 by scaling back on equities as valuations began to look stretched, given little-to-no improvement in company fundamentals and concerns about the Enron debacle. Raising our exposure to high-yield securities - which we felt were oversold amid the flight to quality in government bonds following September 11 - also aided performance. High-yield bonds rebounded strongly from their September lows as economic and issuer levels improved. By emphasizing high-yield rather than poorer-performing investment-grade bonds and cash, we widened our performance advantage over the index. It wasn't enough to overcome our Lipper peers, however, which benefited from having a much higher concentration in stocks on average.

Q. How did the fund's fixed-income investments fare?

A. While each component of our fixed-income subportfolio outperformed the Lehman Brothers Aggregate Bond Index, the fund's high-yield holdings - managed by Matt Conti - had the most influence on subportfolio returns. After suffering one of the worst monthly performances in their history in September, high-yield bonds rallied strongly behind improved economic indicators, issuer fundamentals and overall credit quality, among other factors. Performance benefited from the high coupon income received during the period and from the capital appreciation of our investments. Matt extended his lead over the Lehman Brothers index by focusing on sectors that had big recoveries, namely hotels and airlines. Further, he benefited from maintaining a higher-quality, income-focused structure in the fund, which helped in a period of high default rates. Also key was boosting the fund's weighting in defensive areas of the market such as cable television and homebuilding, which performed well, while shedding exposure to a weak telecommunications sector.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What about the fund's investment-grade bond and short-term/money market investments?

A. Declining short-term interest rates, a steepening yield curve and unique technical factors translated into positive returns for our investment-grade holdings, managed by Charlie Morrison. Emphasizing the spread sectors, particularly corporate and mortgage securities, was a positive, as investors sought out higher-yielding alternatives to government bonds. Underweighting economically sensitive retailers and automakers in the aftermath of 9/11 helped within the corporate sector, as did adding to these same groups when they snapped back in the first quarter of 2002. Avoiding several prominent issuers that collapsed as a result of the Enron-related fallout was a plus. Within mortgages, we focused on securities less susceptible to being prepaid, which helped amid the massive refinancing wave in the fall. Finally, given its conservative nature, the strategic cash portion of the fund, managed by John Todd, did what it's designed to do - provide reasonably steady returns to help offset capital market volatility.

Q. What drove the equity portion of the fund?

A. The equity portion of the fund beat the S&P 500 by a respectable margin. Charles Mangum, who took over the fund's equity investments on October 9, 2001, deserves credit for finding and exploiting value opportunities in the market. While sector positioning was critical to his success, so was stock picking, as several high-profile companies disappointed on earnings and/or experienced severe financial stress. Charles' pursuit of growth at a reasonable price worked well, as he added exposure to high-quality names within such volatile sectors as technology that were badly beaten down coming out of 9/11. Within tech, the fund benefited most from Charles' focus on more established and stable companies that he felt would rebound faster than the more aggressive, debt-burdened companies. Sizable positions in large-caps Micron Technology and Microsoft helped quite a bit, as did taking profits on smaller-sized stocks, such as Network Associates, that had performed well but became expensive late in 2001.

Q. What else influenced stock performance?

A. Other cyclical plays that helped us during the fourth quarter included energy services stocks such as BJ Services, and media holdings such as Clear Channel Communications, as well as various banks and more aggressive brokerage-related names. Charles also added to positions in a handful of attractively priced consumer staples stocks, including Coca-Cola, which - due to their defensive nature - fared well during the second half of the period as the prospects for a vigorous economic recovery waned. On the down side, the fund was hurt the most by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough, which failed to deliver expected earnings growth.

Q. What's your outlook?

A. There are more signs of stability in the economy today than there were earlier in the period. However, I'm concerned about near-term stock performance given the price risk if the economic recovery fails to solidify and corporate earnings don't improve. While I remain optimistic about high-yield securities given their attractive coupons and still-cheap relative valuations, I've become less positive of late given their recent strong performance.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, and capital appreciation when appropriate

Fund number: 328

Trading symbol: FASIX

Start date: October 1, 1992

Size: as of March 31, 2002, more than $919 million

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1982; Fidelity Magellan Fund, 1972-1977; joined Fidelity in 1968

3

Dick Habermann discusses a recovery in equities:

"I'm still looking for a catalyst to get equities back on track. It would be highly unusual for stocks to underperform bonds for a third straight year. Moreover, if you look back at post-World War II history, excluding 2000-01, there was only one instance in which we even had back-to-back down years in the S&P 500. While the probability is slim for stocks to pull off a three-peat, it's not impossible. We're already seeing the factors driving economic growth in recent months begin to show signs of reversing. Among the key drivers were low interest rates, low energy prices and a huge mortgage-refinancing boom that has since ended. This reversal may, in fact, take some steam out of the once-resilient consumer, leaving corporations to pick up the slack by boosting capital expenditures. The problem is, corporations are still very cautious given uncertainty about earnings - the lifeblood of capital spending - and are thus unlikely to step in and fill the void. Exports, given a continued strong dollar, might not provide much help either. So, as the inventory correction nears an end in most sectors, particularly technology, there needs to be a resurgence in end demand from businesses to help grow earnings, strengthen the economy and power stock prices from today's still-lofty levels."

Note to shareholders: Effective April 1, 2002, Jeff Moore assumed responsibility for managing the fund's investment-grade bond subportfolio.

Semiannual Report

Investment Changes

Top Five Bond Issuers as of March 31, 2002
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.1	13.1
U.S. Treasury Obligations	7.4	5.7
Government National Mortgage Association	3.0	2.3
AT&T Corp.	0.4	0.4
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	0.4	0.4
	24.3
Quality Diversification as of March 31, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	30.7	30.5
Baa	9.1	9.2
Ba and Below	10.5	8.8
Not Rated	0.1	0.1
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Top Five Stocks as of March 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	1.5	0.1
Clear Channel Communications, Inc.	1.0	0.0
General Electric Co.	0.9	0.6
Fannie Mae	0.9	0.2
Bristol-Myers Squibb Co.	0.8	0.2
	5.1
Asset Allocation (% of fund's net assets)
As of March 31, 2002 *		As of September 30, 2001**
	Stock class 20.0%		Stock class 21.6%
	Bond class 51.0%		Bond class 47.2%
	Short-term class 29.0%		Short-term class 31.2%
* Foreign investments	3.7%	** Foreign investments	4.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 19.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 2.3%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.	27,700	$ 768,675
Household Durables - 0.1%
Centex Corp.	2,700	140,211
KB Home	4,700	203,980
Leggett & Platt, Inc.	7,100	176,080
Pulte Homes, Inc.	1,100	52,635
		572,906
Media - 1.5%
AOL Time Warner, Inc. (a)	175,000	4,138,750
Clear Channel Communications, Inc. (a)	172,800	8,883,648
Comcast Corp. Class A (special) (a)	10,200	324,360
Viacom, Inc. Class B (non-vtg.) (a)	3,100	149,947
		13,496,705
Multiline Retail - 0.2%
Costco Wholesale Corp. (a)	11,200	445,984
Federated Department Stores, Inc. (a)	19,300	788,405
Target Corp.	18,700	806,344
		2,040,733
Specialty Retail - 0.4%
Abercrombie & Fitch Co. Class A (a)	7,800	240,240
Gap, Inc.	10,500	157,920
Home Depot, Inc.	33,400	1,623,574
Lowe's Companies, Inc.	36,200	1,574,338
The Limited, Inc.	22,330	399,707
		3,995,779
TOTAL CONSUMER DISCRETIONARY		20,874,798
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
PepsiCo, Inc.	39,100	2,013,650
The Coca-Cola Co.	96,200	5,027,412
		7,041,062
Food & Drug Retailing - 0.5%
Albertson's, Inc.	48,600	1,610,604
CVS Corp.	70,700	2,427,131
Safeway, Inc. (a)	18,300	823,866
		4,861,601
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.0%
Kraft Foods, Inc. Class A	4,000	$ 154,600
Personal Products - 0.3%
Alberto-Culver Co. Class B	17,300	934,200
Estee Lauder Companies, Inc. Class A	9,100	310,856
Gillette Co.	37,970	1,291,360
		2,536,416
Tobacco - 0.5%
Philip Morris Companies, Inc.	91,100	4,798,237
TOTAL CONSUMER STAPLES		19,391,916
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
GlobalSantaFe Corp.	11,375	371,963
Halliburton Co.	18,500	315,795
		687,758
Oil & Gas - 0.9%
ChevronTexaco Corp.	23,400	2,112,318
Conoco, Inc.	163,500	4,770,930
Exxon Mobil Corp.	32,800	1,437,624
		8,320,872
TOTAL ENERGY		9,008,630
FINANCIALS - 4.5%
Banks - 1.6%
Bank of America Corp.	14,000	952,280
Bank One Corp.	19,800	827,244
Comerica, Inc.	61,300	3,835,541
FleetBoston Financial Corp.	49,700	1,739,500
PNC Financial Services Group, Inc.	70,600	4,341,194
Synovus Financial Corp.	25,400	774,192
U.S. Bancorp, Delaware	33,846	763,904
Wachovia Corp.	30,276	1,122,634
		14,356,489
Diversified Financials - 1.9%
American Express Co.	6,200	253,952
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/02 (a)	10,200	1,326
Citigroup, Inc.	135,967	6,733,069
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Fannie Mae	102,300	$ 8,171,724
Merrill Lynch & Co., Inc.	29,300	1,622,634
Morgan Stanley Dean Witter & Co.	16,600	951,346
		17,734,051
Insurance - 1.0%
AFLAC, Inc.	16,100	474,950
Allmerica Financial Corp.	16,500	740,850
American International Group, Inc.	96,100	6,932,654
Hartford Financial Services Group, Inc.	16,200	1,103,544
PartnerRe Ltd.	1,100	60,060
Prudential Financial, Inc.	2,700	83,835
		9,395,893
TOTAL FINANCIALS		41,486,433
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.3%
C.R. Bard, Inc.	8,200	484,210
Guidant Corp. (a)	41,000	1,776,120
Zimmer Holdings, Inc. (a)	25,000	851,250
		3,111,580
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	190,100	13,476,189
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	194,500	7,875,305
Elan Corp. PLC sponsored ADR (a)	51,900	721,929
Eli Lilly & Co.	13,600	1,036,320
Pfizer, Inc.	134,700	5,352,978
Pharmacia Corp.	15,700	707,756
Schering-Plough Corp.	85,100	2,663,630
Wyeth	35,500	2,330,575
		20,688,493
TOTAL HEALTH CARE		37,276,262
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
United Technologies Corp.	8,700	645,540
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.1%
AMR Corp. (a)	6,700	$ 176,947
Delta Air Lines, Inc.	5,700	186,504
Southwest Airlines Co.	10,100	195,435
		558,886
Building Products - 0.0%
Masco Corp.	17,500	480,375
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc. (a)	11,300	146,900
ChoicePoint, Inc. (a)	18,650	1,074,240
		1,221,140
Industrial Conglomerates - 1.3%
General Electric Co.	223,800	8,381,310
Textron, Inc.	10,500	536,550
Tyco International Ltd.	93,400	3,018,688
		11,936,548
Machinery - 0.1%
Ingersoll-Rand Co. Ltd. Class A	17,700	885,354
Parker Hannifin Corp.	4,060	202,594
		1,087,948
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	41,000	1,237,380
Union Pacific Corp.	10,800	671,112
		1,908,492
TOTAL INDUSTRIALS		17,838,929
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.2%
Cisco Systems, Inc. (a)	84,100	1,423,813
Comverse Technology, Inc. (a)	31,000	392,770
		1,816,583
Computers & Peripherals - 0.4%
Dell Computer Corp. (a)	92,200	2,407,342
EMC Corp. (a)	20,400	243,168
Sun Microsystems, Inc. (a)	37,200	328,104
		2,978,614
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. Class A (a)	12,500	206,875
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	87,900	$ 685,620
Symbol Technologies, Inc.	19,700	221,428
		1,113,923
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,100	179,769
Semiconductor Equipment & Products - 0.7%
Altera Corp. (a)	20,300	443,961
Analog Devices, Inc. (a)	13,400	603,536
Intel Corp.	50,000	1,520,500
KLA-Tencor Corp. (a)	5,000	332,500
Linear Technology Corp.	18,700	826,914
Micron Technology, Inc. (a)	32,700	1,075,830
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,500	612,125
Teradyne, Inc. (a)	2,500	98,575
United Microelectronics Corp. sponsored ADR	52,600	560,190
Xilinx, Inc. (a)	11,400	454,404
		6,528,535
Software - 0.9%
Adobe Systems, Inc.	14,100	568,089
Computer Associates International, Inc.	85,000	1,860,650
Microsoft Corp. (a)	92,500	5,578,675
Oracle Corp. (a)	29,600	378,880
		8,386,294
TOTAL INFORMATION TECHNOLOGY		21,003,718
MATERIALS - 0.1%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co.	8,100	381,915
Praxair, Inc.	1,000	59,800
		441,715
Metals & Mining - 0.1%
Alcoa, Inc.	14,200	535,908
Paper & Forest Products - 0.0%
International Paper Co.	10,700	460,207
TOTAL MATERIALS		1,437,830
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T Corp.	88,200	$ 1,384,740
BellSouth Corp.	79,300	2,922,998
Qwest Communications International, Inc.	75,000	616,500
SBC Communications, Inc.	93,500	3,500,640
Verizon Communications, Inc.	85,800	3,916,770
		12,341,648
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Class A (a)	33,700	181,306
TOTAL TELECOMMUNICATION SERVICES		12,522,954
UTILITIES - 0.2%
Electric Utilities - 0.2%
AES Corp. (a)	15,500	139,500
FirstEnergy Corp.	32,100	1,110,018
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
Southern Co.	13,300	352,317
		1,601,835
TOTAL COMMON STOCKS (Cost $174,328,608)		182,443,305
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financials - 0.0%
AES Trust VII $3.00	8,900	170,435
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75	8,530	895,650
Series M, $11.125	10,966	1,129,498
		2,025,148
TOTAL PREFERRED STOCKS (Cost $2,201,043)		2,195,583
Corporate Bonds - 24.9%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (g)	Ba3	$ 401,000	$ 466,146
FINANCIALS - 0.0%
Diversified Financials - 0.0%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Baa3	620,000	301,475
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Affymetrix, Inc. 4.75% 2/15/07	-	840,000	669,900
Aviron 5.25% 2/1/08	-	200,000	200,000
			869,900
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1	1,390,000	1,348,300
TOTAL HEALTH CARE			2,218,200
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
CIENA Corp. 3.75% 2/1/08	Ba3	270,000	173,799
Comverse Technology, Inc. 1.5% 12/1/05	BB	600,000	459,174
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,210,000	869,397
ONI Systems Corp. 5% 10/15/05	CCC	190,000	145,635
			1,648,005
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21 (g)	Baa2	200,000	251,912
Sanmina-SCI Corp.:
0% 9/12/20	Ba3	1,400,000	505,680
4.25% 5/1/04	Ba2	160,000	150,800
			908,392
Semiconductor Equipment & Products - 0.1%
Atmel Corp. 0% 5/23/21	CCC+	407,000	136,833
LSI Logic Corp. 4% 2/15/05	Ba3	280,000	241,500
Vitesse Semiconductor Corp. 4% 3/15/05	B2	520,000	412,100
			790,433
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Network Associates, Inc. 5.25% 8/15/06 (g)	-	$ 60,000	$ 93,270
TOTAL INFORMATION TECHNOLOGY			3,440,100
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Korea Telecom Corp. 0.25% 1/4/07 (g)	Baa2	540,000	616,950
Wireless Telecommunication Services - 0.1%
Aether Systems, Inc. 6% 3/22/05	-	200,000	109,680
Nextel Communications, Inc.:
4.75% 7/1/07	B1	100,000	59,000
6% 6/1/11 (g)	B1	210,000	116,802
6% 6/1/11	B1	700,000	389,340
			674,822
TOTAL TELECOMMUNICATION SERVICES			1,291,772
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Enron Corp. 0% 2/7/21 (d)	Ca	2,160,000	194,400
TOTAL CONVERTIBLE BONDS			7,912,093
Nonconvertible Bonds - 24.0%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	Ba3	150,000	160,500
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	290,000	301,600
Delco Remy International, Inc. 11% 5/1/09	B2	180,000	162,000
Goodyear Tire & Rubber Co.:
6.625% 12/1/06	Baa3	150,000	141,750
7.857% 8/15/11	Baa3	240,000	232,800
8.5% 3/15/07	Baa3	60,000	60,600
Lear Corp. 8.11% 5/15/09	Ba1	355,000	365,650
			1,424,900
Hotels, Restaurants & Leisure - 1.4%
Alliance Gaming Corp. 10% 8/1/07	B3	335,000	352,588
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Anchor Gaming 9.875% 10/15/08	Ba3	$ 330,000	$ 367,950
Aztar Corp. 8.875% 5/15/07	Ba3	90,000	92,250
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	415,000	412,925
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	300,000	310,500
Capstar Hotel Co. 8.75% 8/15/07	Ba3	30,000	29,550
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	110,000	105,738
6.75% 7/15/03	Ba3	80,000	79,800
Coast Hotels & Casinos, Inc. 9.5% 4/1/09 (g)	B3	180,000	189,900
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B1	420,000	433,125
Domino's, Inc. 10.375% 1/15/09	B3	841,000	912,485
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	365,000	386,900
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	200,000	192,000
Harrah's Operating Co., Inc. 7.875% 12/15/05	Ba1	380,000	397,100
Herbst Gaming, Inc. 10.75% 9/1/08	B2	220,000	231,000
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	330,000	323,400
HMH Properties, Inc.:
7.875% 8/1/05	Ba3	525,000	519,750
7.875% 8/1/08	Ba3	120,000	117,600
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	165,000	156,750
Host Marriott LP 9.5% 1/15/07 (g)	Ba3	250,000	263,125
International Game Technology:
7.875% 5/15/04	Ba1	360,000	370,800
8.375% 5/15/09	Ba1	420,000	436,800
ITT Corp.:
6.75% 11/15/05	Ba1	190,000	188,100
7.375% 11/15/15	Ba1	350,000	329,000
Mandalay Resort Group 10.25% 8/1/07	Ba3	290,000	313,925
MGM Mirage, Inc.:
6.95% 2/1/05	Ba1	180,000	180,936
9.75% 6/1/07	Ba2	180,000	194,400
Mirage Resorts, Inc.:
6.75% 8/1/07	Ba1	130,000	125,645
7.25% 10/15/06	Ba1	325,000	324,344
Mohegan Tribal Gaming Authority:
8% 4/1/12 (g)	Ba3	290,000	288,550
8.125% 1/1/06	Ba2	420,000	430,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	$ 745,000	$ 748,725
7.875% 3/15/10 (g)	Ba2	290,000	287,463
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09 (g)	B2	410,000	387,450
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	Ba3	660,000	671,550
yankee:
8.625% 12/15/07	B2	120,000	121,800
9% 3/15/07	B2	170,000	175,525
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	325,000	337,188
8.875% 4/15/11	Ba1	700,000	742,000
			12,529,137
Household Durables - 0.4%
D.R. Horton, Inc. 8% 2/1/09	Ba1	590,000	581,150
Juno Lighting, Inc. 11.875% 7/1/09	B3	240,000	250,800
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12 (g)	B2	405,000	393,863
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	130,000	133,575
KB Home 8.625% 12/15/08	Ba3	300,000	307,500
Kinetic Concepts, Inc. 9.625% 11/1/07	B3	320,000	331,200
Lennar Corp. 9.95% 5/1/10	Ba1	310,000	345,650
Mohawk Industries, Inc. 6.5% 4/15/07 (g)	Baa2	475,000	476,310
Ryland Group, Inc. 9.75% 9/1/10	Ba2	270,000	292,950
WCI Communities, Inc. 10.625% 2/15/11	B1	645,000	696,600
			3,809,598
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (e)	B3	110,000	93,500
J. Crew Group, Inc. 0% 10/15/08 (e)	Caa3	910,000	573,300
			666,800
Leisure Equipment & Products - 0.1%
Hasbro, Inc.:
5.6% 11/1/05	Ba3	150,000	139,125
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Hasbro, Inc.: - continued
7.95% 3/15/03	Ba3	$ 465,000	$ 474,300
Hockey Co. 11.25% 4/15/09 (g)	B2	190,000	192,375
			805,800
Media - 3.0%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	170,000	154,700
9.25% 10/1/02	B2	175,000	169,750
10.25% 11/1/06	B2	530,000	482,300
10.25% 6/15/11	B2	550,000	495,000
10.5% 7/15/04	B2	135,000	130,950
10.875% 10/1/10	B2	70,000	64,400
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	40,000	39,800
9.875% 2/1/12 (g)	Caa3	380,000	381,900
American Media Operations, Inc.:
10.25% 5/1/09	B2	40,000	41,400
10.25% 5/1/09 (g)	B2	290,000	300,150
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	400,000	398,952
8.2% 7/15/09	Ba1	780,000	785,749
Century Communications Corp. 8.375% 12/15/07	B2	80,000	72,000
Chancellor Media Corp. 8% 11/1/08	Ba1	410,000	431,525
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	240,000	164,400
0% 5/15/11 (e)	B2	1,200,000	696,000
8.25% 4/1/07	B2	510,000	466,650
8.625% 4/1/09	B2	935,000	850,850
9.625% 11/15/09 (g)	B2	290,000	275,500
10% 4/1/09	B2	860,000	838,500
11.125% 1/15/11	B2	330,000	334,950
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	495,000	485,100
Clear Channel Communications, Inc. 6% 11/1/06	Baa3	805,000	784,030
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	1,275,000	1,334,543
Corus Entertainment, Inc. 8.75% 3/1/12 (g)	B1	140,000	144,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.:
9.875% 2/15/13	Ba3	$ 385,000	$ 408,100
9.875% 4/1/23	BB-	300,000	318,000
10.5% 5/15/16	Ba3	35,000	38,850
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	140,000	143,850
9.25% 2/1/06	B1	1,375,000	1,409,375
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	90,000	91,013
Fox Family Worldwide, Inc.:
9.25% 11/1/07	Baa1	880,000	932,800
10.25% 11/1/07 (f)	Baa1	235,000	251,450
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	865,000	873,650
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 11.875% 9/15/07	B2	1,370,000	1,383,700
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06	B2	590,000	606,225
Granite Broadcasting Corp. 10.375% 5/15/05	Ca	45,000	41,400
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	1,150,000	977,661
K-III Communications Corp. 8.5% 2/1/06	B1	160,000	145,600
Lamar Media Corp.:
9.25% 8/15/07	B1	150,000	156,750
9.625% 12/1/06	Ba3	200,000	209,500
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	1,090,000	1,031,696
8% 10/17/16	Baa3	770,000	789,212
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	560,000	543,200
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (e)	Caa1	470,000	188,000
12.375% 8/1/06	B3	240,000	168,000
PRIMEDIA, Inc. 8.875% 5/15/11	Ba3	200,000	178,000
Radio One, Inc. 8.875% 7/1/11	B3	485,000	509,250
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	260,000	273,000
Satelites Mexicanos SA de CV 6.38% 6/30/04 (g)(i)	B1	195,000	173,550
Shaw Communications, Inc. 8.25% 4/11/10	Baa3	1,275,000	1,338,788
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (g)	B2	$ 520,000	$ 516,100
8.75% 12/15/07	B2	180,000	185,400
Spanish Broadcasting System, Inc. 9.625% 11/1/09	B3	140,000	146,125
TCI Communications, Inc. 9.8% 2/1/12	Baa2	310,000	344,934
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	375,000	371,250
Time Warner, Inc. 8.18% 8/15/07	Baa1	2,115,000	2,288,980
Yell Finance BV:
0% 8/1/11 (e)	B2	300,000	195,000
10.75% 8/1/11	B2	220,000	237,600
			27,790,008
Multiline Retail - 0.4%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	105,000	102,900
6.39% 8/1/03	Ba1	230,000	226,550
6.43% 8/1/04	Ba1	71,000	69,403
6.875% 6/1/05	Ba1	50,000	48,000
7.15% 9/1/02	Ba1	355,000	355,000
7.375% 6/1/06	Ba1	50,000	48,500
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	800,000	828,152
8.5% 6/15/03	Baa1	830,000	866,429
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	155,000	151,900
6.9% 8/15/26	Ba2	275,000	264,000
7.25% 4/1/02	Ba2	500,000	497,500
7.95% 4/1/17	Ba2	60,000	50,400
Saks, Inc.:
7.25% 12/1/04	B1	40,000	39,500
7.5% 12/1/10	B1	100,000	94,000
8.25% 11/15/08	B1	40,000	39,200
9.875% 10/1/11	B1	192,000	199,200
			3,880,634
Specialty Retail - 0.2%
AutoNation, Inc. 9% 8/1/08	Ba2	130,000	136,825
Gap, Inc.:
5.625% 5/1/03	Ba3	280,000	271,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.: - continued
8.15% 12/15/05 (f)(g)	Ba3	$ 380,000	$ 366,700
8.8% 12/15/08 (f)(g)	Ba3	140,000	135,800
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	250,000	266,250
Office Depot, Inc. 10% 7/15/08	Ba1	345,000	382,950
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (g)	B3	80,000	87,800
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	130,000	133,250
United Rentals, Inc.:
8.8% 8/15/08	B2	40,000	40,400
9% 4/1/09	B2	40,000	40,800
9.25% 1/15/09	B2	190,000	195,225
			2,057,600
Textiles & Apparel - 0.3%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	1,425,000	1,476,257
Levi Strauss & Co. 6.8% 11/1/03	B2	350,000	341,250
The William Carter Co. 10.875% 8/15/11	B3	250,000	268,125
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	590,000	585,575
			2,671,207
TOTAL CONSUMER DISCRETIONARY			55,635,684
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	Ba2	110,000	116,325
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	310,000	316,200
Cott Beverages, Inc. 8% 12/15/11 (g)	B2	300,000	303,750
			736,275
Food & Drug Retailing - 0.0%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	B2	140,000	139,475
9.125% 12/15/11	B2	160,000	167,200
Pathmark Stores, Inc. 8.75% 2/1/12 (g)	B2	140,000	144,900
			451,575
Food Products - 0.2%
Dean Foods Co.:
6.75% 6/15/05	B1	230,000	230,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.: - continued
6.9% 10/15/17	B1	$ 290,000	$ 246,500
8.15% 8/1/07	B1	260,000	261,300
Del Monte Corp. 9.25% 5/15/11	B3	695,000	729,750
Smithfield Foods, Inc. 8% 10/15/09	Ba2	180,000	181,800
			1,649,350
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	Baa3	70,000	65,450
Tobacco - 0.3%
Philip Morris Companies, Inc. 7% 7/15/05	A2	1,755,000	1,824,691
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	1,290,000	1,317,000
			3,141,691
TOTAL CONSUMER STAPLES			6,044,341
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
DI Industries, Inc. 8.875% 7/1/07	B1	355,000	362,100
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,400
Key Energy Services, Inc.:
Series B, 8.375% 3/1/08	Ba3	405,000	415,125
8.375% 3/1/08	Ba3	130,000	133,250
14% 1/15/09	B2	110,000	125,950
Parker Drilling Co. 9.75% 11/15/06	B1	235,000	240,875
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (g)	Baa1	1,085,000	1,193,500
			2,689,200
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. yankee 7.375% 11/1/31	Baa1	570,000	573,996
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	410,000	414,100
8.125% 4/1/11	B1	75,000	75,188
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	195,000	204,750
9.25% 4/1/07	Ba3	135,000	141,750
Devon Energy Corp. 7.95% 4/15/32	Baa2	900,000	901,089
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Forest Oil Corp.:
8% 6/15/08	Ba3	$ 190,000	$ 195,225
8% 12/15/11 (g)	Ba3	80,000	81,600
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	90,000	94,050
Nuevo Energy Co. 9.5% 6/1/08	B2	190,000	188,100
Oryx Energy Co.:
8% 10/15/03	Baa2	920,000	959,772
8.125% 10/15/05	Baa2	1,440,000	1,532,750
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	20,000	20,500
9.4% 12/1/02 (f)	Ba2	30,000	30,600
10% 11/1/08 (g)	Ba3	370,000	429,200
Petro-Canada yankee 7% 11/15/28	Baa2	430,000	394,013
Phillips Petroleum Co. 8.75% 5/25/10	A3	580,000	661,403
Plains Resources, Inc. Series F, 10.25% 3/15/06	B2	165,000	170,775
Pogo Producing Co. 8.25% 4/15/11	B1	395,000	412,775
Suncor Energy, Inc. 7.15% 2/1/32	A3	550,000	541,519
The Coastal Corp. 9.625% 5/15/12	Baa2	975,000	1,100,132
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB	80,000	87,400
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	70,000	76,475
			9,287,162
TOTAL ENERGY			11,976,362
FINANCIALS - 7.3%
Banks - 1.9%
Bank of America Corp.:
7.4% 1/15/11	Aa3	1,210,000	1,278,438
7.8% 2/15/10	Aa3	1,140,000	1,229,216
Bank One Corp. 7.875% 8/1/10	A1	485,000	528,572
BankBoston Corp. 6.625% 2/1/04	A2	150,000	156,072
BankBoston NA 6.5% 12/19/07	A1	2,000,000	2,022,500
Capital One Bank:
6.375% 2/15/03	Baa2	880,000	878,469
6.5% 7/30/04	Baa2	515,000	502,681
6.65% 3/15/04	Baa3	440,000	434,364
6.7% 5/15/08	Baa2	60,000	63,115
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Capital One Bank: - continued
6.875% 2/1/06	Baa2	$ 125,000	$ 120,731
Chevy Chase Savings Bank FSB 9.25% 12/1/08	Ba3	310,000	310,000
Den Danske Bank AS 6.375% 6/15/08 (g)(i)	Aa3	2,190,000	2,209,710
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	350,000	367,703
Home Savings of America FSB 6.5% 8/15/04	A3	750,000	772,298
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	250,000	259,205
Korea Development Bank:
6.625% 11/21/03	Baa2	1,320,000	1,349,528
7.125% 4/22/04	Baa2	620,000	642,611
7.375% 9/17/04	Baa2	195,000	204,317
MBNA Corp. 6.25% 1/17/07	Baa2	480,000	467,928
PNC Funding Corp. 6.875% 3/1/03	A3	530,000	546,271
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	Aa3	585,000	601,585
7.816% 11/29/49	A1	1,020,000	1,077,016
Sovereign Bancorp, Inc.:
8.625% 3/15/04	Ba2	515,000	531,738
10.5% 11/15/06	Ba2	210,000	229,950
Washington Mutual Bank 6.875% 6/15/11	A3	1,020,000	1,025,712
			17,809,730
Diversified Financials - 4.2%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	1,000,000	978,920
Alliance Capital Management LP 5.625% 8/15/06	A2	575,000	571,608
American Airlines pass thru trust certificate 7.8% 4/1/08 (g)	A	450,000	445,500
American Gen. Finance Corp. 5.875% 7/14/06	A1	1,180,000	1,184,614
Amvescap PLC yankee 6.6% 5/15/05	A2	2,920,000	2,967,070
Armkel Finance, Inc. 9.5% 8/15/09	B2	380,000	406,600
Associates Corp. of North America:
5.8% 4/20/04	Aa1	1,150,000	1,182,729
6.95% 11/1/18	Aa1	1,190,000	1,196,200
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	425,000	437,750
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,920,000	1,741,037
7.25% 12/1/03	Baa3	60,000	59,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Capital One Financial Corp.: - continued
7.25% 5/1/06	Baa3	$ 200,000	$ 188,000
8.75% 2/1/07	Baa3	60,000	59,400
CIT Group, Inc. 7.75% 4/2/12	A2	525,000	526,801
Citigroup, Inc. 7.25% 10/1/10	Aa2	830,000	873,401
Continental Airlines, Inc.:
pass thru trust certificate:
6.795% 8/2/18	Baa3	29,705	27,489
6.9% 1/2/17	Baa3	85,729	78,941
7.256% 9/15/21	Baa1	53,098	51,324
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	920,000	904,636
6.45% 2/27/03	A3	1,200,000	1,232,124
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	980,000	968,439
Dana Credit Corp. 7.25% 12/6/02 (g)	Ba3	190,000	186,675
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	475,000	483,042
7.92% 5/18/12	A3	100,000	98,580
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	1,680,000	1,635,362
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	305,000	314,150
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	70,000	69,650
Ford Motor Credit Co.:
7.25% 10/25/11	A3	750,000	726,704
7.375% 10/28/09	A3	450,000	441,414
7.5% 3/15/05	A3	1,060,000	1,080,575
7.875% 6/15/10	A3	500,000	502,420
General Motors Acceptance Corp. 6.875% 9/15/11	A2	520,000	506,418
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	880,000	875,627
GS Escrow Corp. 7% 8/1/03	Ba1	960,000	969,658
Household Finance Corp. 8% 5/9/05	A2	605,000	636,865
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	1,275,000	1,468,558
IOS Capital, Inc. 9.75% 6/15/04	Baa2	380,000	383,800
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	B2	620,000	688,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	$ 40,000	$ 39,200
Morgan Stanley Dean Witter & Co. 6.6% 4/1/12	Aa3	1,305,000	1,298,423
NiSource Finance Corp. 7.875% 11/15/10	Baa3	1,285,000	1,231,840
Qwest Capital Funding, Inc. 5.875% 8/3/04	Baa3	635,000	549,400
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa1	875,000	882,709
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	A3	850,000	837,123
SESI LLC 8.875% 5/15/11	B1	240,000	240,000
Sprint Capital Corp.:
6.125% 11/15/08	Baa2	1,040,000	928,221
6.875% 11/15/28	Baa2	435,000	346,960
8.375% 3/15/12 (g)	Baa2	390,000	385,125
8.75% 3/15/32 (g)	Baa2	920,000	892,400
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	125,000	135,625
TIAA Global Markets, Inc. 5% 3/1/07 (g)	Aaa	565,000	551,011
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	1,180,000	1,136,694
U.S. West Capital Funding, Inc. 6.25% 7/15/05	Baa3	150,000	129,509
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	1,000,000	1,104,720
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	305,000	298,900
			38,137,541
Insurance - 0.2%
Allstate Corp. 6.125% 2/15/12	A1	1,460,000	1,422,040
MetLife, Inc. 6.125% 12/1/11	A1	505,000	494,673
St. Paul Companies, Inc. 5.75% 3/15/07	A2	295,000	292,841
			2,209,554
Real Estate - 1.0%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	490,000	493,866
7.125% 3/15/04	Baa2	1,250,000	1,282,038
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	900,000	919,935
EOP Operating LP:
6.375% 2/15/03	Baa1	350,000	356,857
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
6.75% 2/15/08	Baa1	$ 480,000	$ 480,178
7.75% 11/15/07	Baa1	1,710,000	1,806,290
ERP Operating LP 7.1% 6/23/04	Baa1	1,130,000	1,171,482
iStar Financial, Inc. 8.75% 8/15/08	Ba1	215,000	216,075
LNR Property Corp.:
9.375% 3/15/08	Ba3	305,000	308,050
10.5% 1/15/09	Ba3	15,000	15,750
Meditrust Corp.:
7% 8/15/07	Ba3	70,000	66,150
7.82% 9/10/26	Ba3	525,000	525,000
MeriStar Hospitality Corp. 9% 1/15/08	Ba3	310,000	316,200
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	434,700
Toll Corp. 8.25% 12/1/11	Ba2	330,000	331,650
			8,724,221
TOTAL FINANCIALS			66,881,046
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.7%
AdvancePCS 8.5% 4/1/08	B1	655,000	694,300
Alderwoods Group, Inc.:
11% 1/2/07	-	110,000	111,100
12.25% 1/2/09	-	60,000	64,725
Beverly Enterprises, Inc.:
9% 2/15/06	B1	30,000	29,850
9.625% 4/15/09	B1	55,000	56,375
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	255,000	257,550
DaVita, Inc. 9.25% 4/15/11	B2	305,000	356,850
Dynacare, Inc. yankee 10.75% 1/15/06	B2	145,000	150,075
Express Scripts, Inc. 9.625% 6/15/09	Ba1	220,000	242,000
Hanger Orthopedic Group, Inc. 10.375% 2/15/09 (g)	B2	95,000	99,750
HCA, Inc.:
7.875% 2/1/11	Ba1	70,000	72,625
8.75% 9/1/10	Ba1	555,000	602,175
HealthSouth Corp. 6.875% 6/15/05	Ba1	100,000	99,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Owen & Minor, Inc. 8.5% 7/15/11	Ba3	$ 410,000	$ 428,450
Rotech Healthcare, Inc. 9.5% 4/1/12 (g)	B2	100,000	103,250
Service Corp. International (SCI):
6% 12/15/05	B1	370,000	338,550
6.3% 3/15/03	B1	70,000	67,200
7.375% 4/15/04	B1	820,000	807,700
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	505,000	563,075
Triad Hospitals, Inc. 8.75% 5/1/09	B1	655,000	694,300
Unilab Corp. 12.75% 10/1/09	B3	103,000	118,965
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	620,000	654,100
			6,612,465
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	290,000	290,000
Biovail Corp. 7.875% 4/1/10	B2	190,000	188,813
			478,813
TOTAL HEALTH CARE			7,091,278
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.0%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	215,000	227,900
Sequa Corp. 8.875% 4/1/08	Ba3	240,000	230,400
			458,300
Airlines - 0.3%
AMR Corp. 9% 8/1/12	B1	60,000	58,200
Continental Airlines, Inc. 8% 12/15/05	B3	390,000	367,575
Delta Air Lines, Inc.:
6.65% 3/15/04	Ba3	240,000	232,800
7.7% 12/15/05	Ba3	245,000	236,425
7.9% 12/15/09	Ba3	350,000	332,500
8.3% 12/15/29	Ba3	455,000	386,750
Northwest Airlines, Inc.:
7.625% 3/15/05	B2	170,000	159,800
8.375% 3/15/04	B2	150,000	144,000
8.875% 6/1/06	B2	40,000	38,200
9.875% 3/15/07	B2	270,000	265,275
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc.:
9% 12/15/03	Caa1	$ 100,000	$ 83,500
10.67% 5/1/04	Caa1	20,000	15,400
			2,320,425
Building Products - 0.0%
American Standard, Inc.:
7.375% 2/1/08	Ba2	150,000	151,500
7.625% 2/15/10	Ba2	100,000	101,000
			252,500
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	120,000	120,000
7.625% 1/1/06	Ba3	440,000	431,200
7.875% 1/1/09	Ba3	465,000	453,375
8.5% 12/1/08 (g)	Ba3	300,000	300,000
10% 8/1/09	B2	180,000	183,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	260,000	236,600
Coinmach Corp. 9% 2/1/10 (g)	B2	350,000	362,250
Iron Mountain, Inc.:
8.625% 4/1/13	B2	505,000	522,675
8.75% 9/30/09	B2	430,000	445,050
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	200,000	206,000
Waste Management, Inc. 7.375% 8/1/10	Ba1	430,000	426,371
			3,687,121
Machinery - 0.4%
AGCO Corp.:
8.5% 3/15/06	B1	40,000	40,200
9.5% 5/1/08	Ba3	220,000	237,600
Dresser, Inc. 9.375% 4/15/11 (g)	B2	405,000	417,150
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	660,000	673,200
Joy Global, Inc. 8.75% 3/15/12 (g)	B2	70,000	72,100
Navistar International Corp. 9.375% 6/1/06	Ba1	370,000	390,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp.:
Series D, 8.875% 4/1/08	B2	$ 100,000	$ 101,500
8.875% 4/1/08	B2	220,000	224,400
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	1,790,000	1,599,455
			3,755,955
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	610,000	640,500
Road & Rail - 0.3%
CSX Corp.:
6.25% 10/15/08	Baa2	715,000	705,805
6.46% 6/22/05	Baa2	1,340,000	1,376,850
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	90,000	97,200
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	85,000	79,263
10.25% 6/15/07	B1	185,000	173,900
Williams Scotsman, Inc. 9.875% 6/1/07 (g)	B3	350,000	353,063
			2,786,081
TOTAL INDUSTRIALS			13,900,882
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.4%
Avaya, Inc. 11.125% 4/1/09	Ba2	270,000	264,600
Crown Castle International Corp.:
9.375% 8/1/11	B3	630,000	529,200
9.5% 8/1/11	B3	90,000	75,600
10.75% 8/1/11	B3	300,000	267,000
L-3 Communications Corp.:
8% 8/1/08	Ba3	110,000	113,300
10.375% 5/1/07	Ba3	1,000,000	1,060,000
Motorola, Inc. 8% 11/1/11	A3	1,035,000	1,044,481
			3,354,181
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Compaq Computer Corp.:
7.45% 8/1/02	Baa2	$ 670,000	$ 676,110
7.65% 8/1/05	Baa2	530,000	544,755
			1,220,865
Electronic Equipment & Instruments - 0.2%
Fisher Scientific International, Inc. 9% 2/1/08	B3	610,000	632,875
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	365,000	372,300
9.875% 7/1/10	Ba2	440,000	470,800
Ingram Micro, Inc. 9.875% 8/15/08	Ba2	260,000	274,300
Millipore Corp. 7.5% 4/1/07	Ba1	30,000	27,900
Solectron Corp. 9.625% 2/15/09	Ba1	220,000	218,350
			1,996,525
Internet Software & Services - 0.1%
Qwest Corp. 8.875% 3/15/12 (g)	Baa2	900,000	887,310
IT Consulting & Services - 0.1%
Unisys Corp.:
7.875% 4/1/08	Ba1	235,000	235,588
8.125% 6/1/06	Ba1	410,000	418,200
			653,788
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	170,000	175,950
Semiconductor Equipment & Products - 0.1%
Amkor Technology, Inc.:
9.25% 5/1/06	B1	370,000	367,225
9.25% 2/15/08	B1	170,000	167,450
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	250,000	266,875
10.5% 2/1/09	B2	80,000	88,000
			889,550
TOTAL INFORMATION TECHNOLOGY			9,178,169
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - 1.2%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	$ 160,000	$ 163,200
Georgia Gulf Corp. 10.375% 11/1/07	B2	305,000	323,300
Huntsman International LLC 9.875% 3/1/09 (g)	B3	230,000	233,450
IMC Global, Inc.:
10.875% 6/1/08	Ba1	60,000	66,300
11.25% 6/1/11	Ba1	70,000	77,350
International Specialty Holdings, Inc. 10.625% 12/15/09 (g)	B2	300,000	309,750
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	80,000	81,400
9.875% 5/1/07	Ba3	305,000	311,100
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	55,000	55,000
7.75% 8/15/05	Ba1	425,000	416,500
OM Group, Inc. 9.25% 12/15/11 (g)	B3	480,000	502,800
Quaker State Corp. 6.625% 10/15/05	Ba2	210,000	215,775
			2,755,925
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	310,000	328,600
Graphic Packaging Corp. 8.625% 2/15/12 (g)	B2	70,000	72,450
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	750,000	763,125
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	50,000	48,250
7.35% 5/15/08	B3	40,000	36,700
7.5% 5/15/10	B3	50,000	45,000
7.8% 5/15/18	B3	370,000	306,175
7.85% 5/15/04	B3	70,000	68,075
8.1% 5/15/07	B3	70,000	66,850
Riverwood International Corp.:
10.25% 4/1/06	B-	555,000	574,425
10.625% 8/1/07	B3	140,000	148,050
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	310,000	288,300
8.75% 7/1/08 (g)	Baa3	110,000	113,300
			2,859,300
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.3%
AK Steel Corp.:
7.875% 2/15/09	B1	$ 170,000	$ 170,000
9.125% 12/15/06	B1	30,000	31,050
Century Aluminum Co. 11.75% 4/15/08	Ba3	425,000	450,500
Luscar Coal Ltd. 9.75% 10/15/11 (g)	Ba3	110,000	118,250
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	1,080,000	1,152,900
Phelps Dodge Corp.:
7.125% 11/1/27	Baa3	240,000	175,200
8.75% 6/1/11	Baa3	470,000	467,650
9.5% 6/1/31	Baa3	150,000	142,500
Steel Dynamics, Inc. 9.5% 3/15/09 (g)	B2	120,000	123,600
			2,831,650
Paper & Forest Products - 0.3%
Container Corp. of America 9.75% 4/1/03	B2	50,000	51,500
Georgia-Pacific Group:
7.5% 5/15/06	Baa3	30,000	29,325
8.125% 5/15/11	Baa3	60,000	58,800
8.875% 5/15/31	Baa3	110,000	102,300
Louisiana-Pacific Corp.:
8.5% 8/15/05	Ba1	110,000	113,300
10.875% 11/15/08	Ba2	80,000	85,600
Norske Skog Canada Ltd. 8.625% 6/15/11 (g)	Ba2	30,000	30,600
Stone Container Corp. 9.75% 2/1/11	B2	255,000	275,400
Weyerhaeuser Co.:
6.125% 3/15/07 (g)	Baa2	570,000	565,070
7.375% 3/15/32 (g)	Baa2	1,520,000	1,444,760
			2,756,655
TOTAL MATERIALS			11,203,530
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.0%
AT&T Corp.:
6.5% 3/15/29	A3	2,620,000	2,164,199
7.3% 11/15/11 (g)	A3	1,150,000	1,110,509
8% 11/15/31 (g)	A3	380,000	373,238
British Telecommunications PLC 8.875% 12/15/30	Baa1	530,000	602,393
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	A2	$ 950,000	$ 1,015,151
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	535,000	288,900
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Ba1	800,000	540,000
Citizens Communications Co.:
8.5% 5/15/06	Baa2	785,000	817,059
9.25% 5/15/11	Baa2	535,000	573,648
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	575,000	618,125
Koninklijke KPN NV yankee:
7.5% 10/1/05	Baa3	620,000	629,120
8% 10/1/10	Baa3	1,280,000	1,301,146
Price Communications Wireless, Inc.:
9.125% 12/15/06	Baa2	530,000	551,200
11.75% 7/15/07	Baa3	210,000	224,175
Telecomunicaciones de Puerto Rico, Inc.:
6.15% 5/15/02	Baa1	2,100,000	2,105,901
6.65% 5/15/06	Baa1	1,560,000	1,544,868
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	1,580,000	1,660,975
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa3	620,000	279,000
7.7% 7/20/29	Baa3	90,000	37,800
TELUS Corp. yankee 8% 6/1/11	Baa2	1,000,000	1,025,900
Tritel PCS, Inc. 10.375% 1/15/11	B3	100,000	112,000
Triton PCS, Inc.:
8.75% 11/15/11	B2	220,000	206,800
9.375% 2/1/11	B3	275,000	266,750
Verizon New York, Inc. 7.375% 4/1/32	A1	385,000	380,234
			18,429,091
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	B3	200,000	148,000
AT&T Wireless Services, Inc. 8.75% 3/1/31	Baa2	1,165,000	1,196,537
Echostar Broadband Corp. 10.375% 10/1/07	B1	625,000	670,313
Nextel Communications, Inc. 0% 10/31/07 (e)	B1	1,120,000	700,000
PanAmSat Corp.:
6% 1/15/03	Ba2	50,000	49,750
6.125% 1/15/05	Ba2	170,000	166,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
PanAmSat Corp.: - continued
6.375% 1/15/08	Ba2	$ 200,000	$ 194,000
8.5% 2/1/12 (g)	Ba3	190,000	189,050
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	225,000	209,250
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	284,000	238,560
10.375% 11/15/09	Baa1	1,292,000	1,408,280
			5,170,340
TOTAL TELECOMMUNICATION SERVICES			23,599,431
UTILITIES - 1.7%
Electric Utilities - 1.2%
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	1,160,000	1,096,188
6.73% 12/11/02 (g)	Baa2	1,340,000	1,356,375
CMS Energy Corp.:
6.75% 1/15/04	Ba3	290,000	290,000
7.5% 1/15/09	Ba3	370,000	364,450
8.375% 7/1/03	Ba3	305,000	308,050
8.9% 7/15/08	Ba3	440,000	457,600
9.875% 10/15/07	Ba3	440,000	477,400
Constellation Energy Group, Inc. 6.35% 4/1/07	Baa1	660,000	656,311
FirstEnergy Corp. 6.45% 11/15/11	Baa2	1,310,000	1,213,931
Illinois Power Co. 7.5% 6/15/09	Baa2	580,000	585,957
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	590,000	518,138
7.875% 12/15/26 (g)	A3	145,000	129,318
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	865,000	1,007,725
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	185,000	183,150
6.25% 3/1/04	B3	375,000	371,250
7.375% 11/1/05 (d)(g)	Caa2	410,000	448,950
8.25% 11/1/22	B3	340,000	328,100
PSI Energy, Inc. 6.65% 6/15/06	A3	725,000	720,433
Southern California Edison Co.:
5.625% 10/1/02	Ba2	110,000	108,900
6.25% 6/15/03	Ba2	25,000	24,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
8.95% 11/3/03	Ba3	$ 60,000	$ 61,200
Texas Utilities Co. 6.375% 1/1/08	Baa3	115,000	112,161
			10,820,087
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	270,000	268,137
El Paso Energy Corp. 7.75% 1/15/32	Baa2	435,000	421,754
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	420,000	412,552
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	750,000	770,978
Sempra Energy 7.95% 3/1/10	A2	375,000	382,856
Southwest Gas Corp. 9.75% 6/15/02	Baa2	300,000	301,665
			2,557,942
Multi-Utilities - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa2	1,140,000	1,081,974
7.5% 1/15/31	Baa2	1,140,000	1,027,015
			2,108,989
TOTAL UTILITIES			15,487,018
TOTAL NONCONVERTIBLE BONDS			220,997,741
TOTAL CORPORATE BONDS (Cost $227,173,260)			228,909,834
U.S. Government and Government Agency Obligations - 8.8%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
5.5% 2/15/06	Aaa	920,000	936,639
5.5% 5/2/06	Aa2	1,695,000	1,705,972
6.25% 2/1/11	Aa2	815,000	812,524
6.75% 7/30/07	Aaa	2,160,000	2,191,687
7.25% 5/15/30	Aaa	1,600,000	1,743,277
Freddie Mac 5.875% 3/21/11	Aa2	1,200,000	1,165,042
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 3,018,242	$ 3,290,669
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Series T-3, 9.625% 5/15/02	Aaa	1,340	1,351
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	76,471	78,323
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	341,250	353,605
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	1,000,000	1,029,340
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			13,308,429
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds:
6.375% 8/15/27	Aaa	8,240,000	8,601,785
8.125% 8/15/19	Aaa	7,310,000	8,950,466
8.875% 8/15/17	Aaa	550,000	709,328
9.875% 11/15/15	Aaa	305,000	418,589
11.25% 2/15/15	Aaa	750,000	1,116,680
11.75% 2/15/10 (callable)	Aaa	8,500,000	10,176,761
12% 8/15/13	Aaa	3,015,000	4,090,978
U.S. Treasury Notes:
3.5% 11/15/06	Aaa	1,370,000	1,295,720
3.625% 8/31/03	Aaa	2,800,000	2,816,514
6.5% 2/15/10	Aaa	185,000	198,080
7% 7/15/06	Aaa	24,765,000	26,857,444
7.25% 8/15/04	Aaa	110,000	118,147
7.875% 11/15/04	Aaa	2,300,000	2,513,019
TOTAL U.S. TREASURY OBLIGATIONS			67,863,511
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $81,389,579)			81,171,940
U.S. Government Agency - Mortgage Securities - 15.1%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Fannie Mae - 11.9%
5.5% 1/1/32 to 2/1/32	Aaa	$ 1,755,000	$ 1,647,586
6% 4/1/09 to 3/1/32	Aaa	19,184,157	18,827,287
6.5% 9/1/25 to 8/1/31	Aaa	31,752,029	31,765,049
6.5% 4/1/32 (h)	Aaa	30,105,000	29,907,436
7% 12/1/25 to 6/1/29	Aaa	11,322,510	11,578,981
7% 4/1/32 (h)	Aaa	3,803,505	3,873,632
7.5% 10/1/09 to 12/1/30	Aaa	6,871,967	7,131,746
8% 11/1/24 to 10/1/28	Aaa	4,406,537	4,664,800
11.5% 11/1/15	Aaa	120,119	135,173
TOTAL FANNIE MAE			109,531,690
Freddie Mac - 0.2%
7.5% 8/1/28 to 11/1/30	Aaa	1,401,940	1,454,210
8.5% 3/1/22 to 5/1/22	Aaa	14,553	15,700
12% 11/1/19	Aaa	57,954	65,269
TOTAL FREDDIE MAC			1,535,179
Government National Mortgage Association - 3.0%
6.5% 11/15/08 to 2/15/32	Aaa	10,060,609	10,142,677
7% 3/15/28 to 9/15/31	Aaa	12,007,943	12,259,658
7.5% 5/15/22 to 8/15/28	Aaa	2,709,481	2,841,027
8.5% 8/15/30 to 1/15/31	Aaa	2,069,490	2,206,828
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			27,450,190
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $136,572,564)			138,517,059
Asset-Backed Securities - 0.7%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	769,280	771,203
CIT Marine Trust 5.8% 4/15/10	Aaa	1,134,139	1,153,278
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	1,200,000	1,226,250
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	1,360,000	1,387,710
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A1	405,000	413,290
7.03% 11/15/03	Aaa	194,000	195,213
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Household Private Label Credit Card Master Trust I 5.5% 1/18/11	Aaa	$ 550,000	$ 549,615
Northwest Airlines pass thru trust certificate 9.179% 10/1/11	Ba2	77,367	72,725
Railcar Trust 7.75% 6/1/04	Aaa	15,411	16,133
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	750,000	789,316
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	144,578	144,578
TOTAL ASSET-BACKED SECURITIES (Cost $6,594,023)			6,719,311
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	900,000	880,413
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	800,000	767,988
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	1,386,909	1,474,249
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,963,801)			3,122,650
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	2,149,340	2,248,691
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0909% 4/15/36 (i)(j)	Aaa	15,939,239	977,523
CBM Funding Corp. sequential pay Series 1996-1:
Class A2, 6.88% 7/1/02	AA	108,372	108,749
Class A3PI, 7.08% 11/1/07	AA	870,000	903,305
Class B, 7.48% 2/1/08	A	680,000	703,189
Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	Aaa	515,000	547,027
COMM Series 1999-1 Class A2, 6.455% 9/15/08	Aaa	450,000	458,823
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	$ 1,570,000	$ 1,575,060
Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	880,000	845,368
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	1,320,000	1,237,500
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	1,000,000	1,045,313
Class C1, 7.52% 5/15/06 (g)	A2	700,000	731,500
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (g)	BBB-	770,398	731,878
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (i)	Baa3	1,420,000	1,340,125
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	1,654,670	1,667,157
LTC Commercial Mortgage pass thru trust certificate sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	875,442	882,418
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	640,000	654,300
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	1,150,000	1,165,813
Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	1,100,000	1,090,375
Class E2, 7.224% 12/15/10 (g)	Baa3	660,000	650,925
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,969,537)			19,565,039
Foreign Government and Government Agency Obligations (k) - 0.2%

Chilean Republic 7.125% 1/11/12	Baa1	570,000	584,963
United Mexican States 7.5% 1/14/12	Baa2	1,130,000	1,126,610
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,675,158)			1,711,573
Supranational Obligations - 0.1%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Corporacion Andina de Fomento 6.875% 3/15/12 (g) (Cost $415,509)	A2	$ 420,000	$ 416,747
Money Market Funds - 31.2%
	Shares
Fidelity Cash Central Fund, 1.86% (c)	146,641,518	146,641,518
Fidelity Money Market Central Fund, 2.05% (c)	140,550,134	140,550,134
TOTAL MONEY MARKET FUNDS (Cost $287,191,652)		287,191,652
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02 (Cost $61,000)	$ 61,009	61,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $940,535,734)		952,025,693
NET OTHER ASSETS - (3.5)%		(32,357,864)
NET ASSETS - 100%		$ 919,667,829
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,762,550 or 4.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	29.9%	AAA, AA, A	28.7%
Baa	9.0%	BBB	9.8%
Ba	4.7%	BB	4.2%
B	5.3%	B	5.3%
Caa	0.3%	CCC	0.4%
Ca, C	0.0%	CC, C	0.0%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $567,607,078 and $491,527,106, respectively, of which long-term U.S. government and government agency obligations aggregated $225,081,420 and $199,638,122, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,450 for the period.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $941,571,934. Net unrealized appreciation aggregated $10,453,759, of which $26,325,146 related to appreciated investment securities and $15,871,387 related to depreciated investment securities.

At September 30, 2001, the fund had a capital loss carryforward of approximately $7,669,000 all of which will expire on September 30, 2009.
The fund intends to elect to defer to its fiscal year ending September 30, 2002 approximately $52,038,000 of losses recognized during the period November 1, 2000 to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $61,000) (cost $940,535,734) - See accompanying schedule		$ 952,025,693
Cash		398
Receivable for investments sold		5,391,575
Receivable for fund shares sold		919,397
Dividends receivable		250,607
Interest receivable		7,151,835
Total assets		965,739,505
Liabilities
Payable for investments purchased Regular delivery	$ 9,036,653
Delayed delivery	33,999,658
Payable for fund shares redeemed	2,528,418
Accrued management fee	329,539
Other payables and accrued expenses	177,408
Total liabilities		46,071,676
Net Assets		$ 919,667,829
Net Assets consist of:
Paid in capital		$ 959,656,248
Undistributed net investment income		4,620,123
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,098,501)
Net unrealized appreciation (depreciation) on investments		11,489,959
Net Assets, for 81,189,960 shares outstanding		$ 919,667,829
Net Asset Value, offering price and redemption price per share ($919,667,829 ÷ 81,189,960 shares)		$ 11.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2002 (Unaudited)
Investment Income
Dividends		$ 1,288,842
Interest		19,984,987
Total income		21,273,829
Expenses
Management fee	$ 1,979,295
Transfer agent fees	744,306
Accounting fees and expenses	112,529
Non-interested trustees' compensation	1,561
Custodian fees and expenses	28,876
Registration fees	20,625
Audit	16,275
Legal	3,482
Miscellaneous	27,351
Total expenses before reductions	2,934,300
Expense reductions	(44,930)	2,889,370
Net investment income (loss)		18,384,459
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,497,613
Foreign currency transactions	10
Futures contracts	3,841,222
Total net realized gain (loss)		9,338,845
Change in net unrealized appreciation (depreciation) on: Investment securities	6,388,737
Futures contracts	(301,351)
Total change in net unrealized appreciation (depreciation)		6,087,386
Net gain (loss)		15,426,231
Net increase (decrease) in net assets resulting from operations		$ 33,810,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,384,459	$ 47,204,551
Net realized gain (loss)	9,338,845	(60,146,274)
Change in net unrealized appreciation (depreciation)	6,087,386	(8,589,012)
Net increase (decrease) in net assets resulting from operations	33,810,690	(21,530,735)
Distributions to shareholders from net investment income	(17,940,351)	(46,841,643)
Distributions to shareholders from net realized gain	-	(18,585,700)
Total distributions	(17,940,351)	(65,427,343)
Share transactions Net proceeds from sales of shares	120,685,100	487,220,816
Reinvestment of distributions	17,028,947	62,057,762
Cost of shares redeemed	(150,272,954)	(364,391,087)
Net increase (decrease) in net assets resulting from share transactions	(12,558,907)	184,887,491
Total increase (decrease) in net assets	3,311,432	97,929,413
Net Assets
Beginning of period	916,356,397	818,426,984
End of period (including undistributed net investment income of $4,620,123 and undistributed net investment income of $4,176,015, respectively)	$ 919,667,829	$ 916,356,397
Other Information Shares
Sold	10,662,437	41,381,680
Issued in reinvestment of distributions	1,510,184	5,320,503
Redeemed	(13,280,350)	(31,244,863)
Net increase (decrease)	(1,107,729)	15,457,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 12.24	$ 12.15	$ 12.45	$ 12.36	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.23	.59	.65	.58	.57	.56
Net realized and unrealized gain (loss)	.19	(.87)	.30	.22	.39	1.02
Total from investment operations	.42	(.28)	.95	.80	.96	1.58
Distributions from net investment income	(.22)	(.61)	(.65)	(.57)	(.58)	(.59)
Distributions from net realized gain	-	(.22)	(.21)	(.53)	(.29)	(.26)
Total distributions	(.22)	(.83)	(.86)	(1.10)	(.87)	(.85)
Net asset value, end of period	$ 11.33	$ 11.13	$ 12.24	$ 12.15	$ 12.45	$ 12.36
Total Return B, C	3.80%	(2.40)%	8.10%	6.65%	8.06%	14.16%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.64%	.65%	.69%	.71%	.77%
Expenses net of voluntary waivers, if any	.64% A	.64%	.65%	.69%	.71%	.77%
Expenses net of all reductions	.63% A	.62%	.62%	.67%	.69%	.76%
Net investment income (loss)	3.98% A	5.10%	5.36%	4.72%	4.62%	4.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919,668	$ 916,356	$ 818,427	$ 902,755	$ 776,116	$ 647,402
Portfolio turnover rate	154% A	164%	140%	121%	156%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current acruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but

Semiannual Report

1. Significant Accounting Policies - continued

Change in Accounting Principle - continued

resulted in a $979,414 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on October 1, 2001.

The effect of this change during the period, was to increase net investment income by $224,131; decrease net unrealized appreciation/ depreciation by $10,704; and decrease net realized gain (loss) by $213,427. The Statement of Changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,332,166 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Certain security trades were directed to brokers who paid $28,210 of the fund's expenses. In addition through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period these credits reduced the fund's custody and transfer agent expenses by $1,683 and $15,037, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

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Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

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Income, 2000, 2010, 2020, 2030, 2040

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Asset ManagerSM

Semiannual Report

March 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Market Recap	<Click Here>	An overview of the market's performance and the factors driving it.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Through the first quarter of 2002, prevailing market conditions generally paralleled the equity environment of 2001: Small-cap stocks continued to outperform large caps; value stocks performed better than growth stocks; and technology and telecommunications continued to be the weakest performing sectors of the market. That said, a number of equity indexes achieved positive gains for the quarter, while bond indexes were generally flat to down given concerns about possible interest rate hikes.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Asset Manager SM	7.83%	2.83%	59.89%	167.36%
Fidelity Asset Manager Composite	5.67%	3.00%	54.28%	151.59%
S&P 500®	10.99%	0.24%	62.35%	247.31%
LB Aggregate Bond	0.14%	5.35%	44.02%	103.82%
LB 3 Month T-Bill	1.08%	3.33%	28.26%	59.31%
Flexible Portfolio Funds Average	7.06%	1.16%	44.54%	145.33%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index (S&P 500®), the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 297 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager	2.83%	9.84%	10.33%
Fidelity Asset Manager Composite	3.00%	9.06%	9.67%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Asset Manager SM on March 31, 1992. As the chart shows, by March 31, 2002, the value of the investment would have grown to $26,736 - a 167.36% increase on the initial investment. For comparison, look at how both the S&P 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 Index would have grown to $34,731 - a 247.31% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,382 - a 103.82% increase. You can also look at how the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month T-Bill Index according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,159 - a 151.59% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Currently 50% stocks, 40% bonds and 10% short-term/money market instruments effective January 1, 1997; 40%, 40% and 20%, respectively, between June 1, 1992 and December 31, 1996; 30%, 40%, and 30%, respectively, prior to June 1, 1992.

Semiannual Report

Market Recap

After nearly two years of disappointing equity market performance, investors recouped some of their losses during the six-month period ending March 31, 2002. Further interest rate cuts by the Federal Reserve Board and emerging signs of an improving economy spawned hopes of higher corporate profitability. As a result, most major equity indexes bounced back sharply from their September 2001 lows. Meanwhile, as optimistic expectations brightened the outlook for equities, clouds drifted over the fixed-income markets.

Stocks: The equity markets faced an onslaught of disruptive events during the six-month period, so much so that many market pundits expected the indexes to continue unraveling after the September 11 terrorist attacks that sent stocks plummeting across the board. Additionally, fears of future terrorist attacks or additional anthrax incidents were at a feverish pitch, causing both American consumers and corporations to curtail spending. The war in Afghanistan began, fueling greater market uncertainty. A well-respected economic research center said the U.S. had been in a recession for several months, raising more concerns about corporate profitability, as did rising energy prices. Further, some of the nation's largest companies, such as Enron and Kmart, went bankrupt. Enron's sudden collapse fueled an intensified search by the Securities and Exchange Commission for other companies with suspect accounting. Despite the magnitude of these issues, investors by and large shrugged them off, with many scooping up stocks at bargain prices. Additionally, as the period progressed, monthly economic data showed the sluggish economy had stabilized, and investors increasingly grew optimistic about a turnaround. As a result, the major equity indexes finished the period higher. The blue chips' Dow Jones Industrial AverageSM returned 18.64%, while the tech-heavy NASDAQ Composite® Index and the large-cap Standard & Poor's 500SM Index rose 23.32% and 10.99%, respectively.

Bonds: A volatile market environment left most bonds with flat returns over the past six months. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 0.14% during that time. Concerns about a weak economy and declining corporate profits - heightened by the shock of September 11 - exacerbated a flight to safety in high-quality Treasuries and government agencies. The Federal Reserve Board helped boost demand by aggressively reducing the fed funds rate three times during the period - in addition to eight other cuts in 2001 - to avoid a sustained recession. As signs of strength in the economy emerged late in the year, however, bond investors shifted away from government issues toward higher-yielding spread sectors, including corporate and mortgage securities. Growing confidence in an economic recovery further depressed Treasuries, as bond yields rose across the board during the first quarter of 2002 in anticipation of eventual Fed tightening. Investors' increased appetite for credit risk helped corporates overcome record levels of new issuance and the Enron-related fallout. Mortgages, meanwhile, benefited from reduced prepayment risk, as higher interest rates dramatically slowed refinancing activity. The Lehman Brothers Mortgage-Backed Securities and Credit Bond indexes returned 1.06% and 0.62%, respectively, while the Lehman Brothers U.S. Agency and Treasury indexes returned -0.51% and -1.61%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Asset Manager

Q. How did the fund perform, Dick?

A. It fared well. For the six months ending March 31, 2002, the fund returned 7.83%, topping the Fidelity Asset Manager Composite Index, which returned 5.67%. The fund also outpaced the flexible portfolio funds average monitored by Lipper Inc., which returned 7.06%. For the one-year period ending March 31, 2002, the fund returned 2.83%, while the Composite index and Lipper average returned 3.00% and 1.16%, respectively.

Q. What influence did your asset-allocation decisions have on fund results during the six-month period?

A. A bias toward equities paid off relative to the index, as stocks outpaced most other asset classes during the past six months. Our average exposure during the period was just over 52%, compared to 50% in a neutral weighting. Becoming more aggressive in the fourth quarter helped - as did strong security selection - as stocks snapped back in anticipation of an economic recovery. We then benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to more of neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and concerns about the Enron debacle. Raising our exposure to high-yield securities - which we felt were oversold amid the flight to quality in government bonds following September 11 - also aided performance. High-yield bonds rebounded strongly from their September lows as economic and issuer levels improved. By emphasizing high-yield rather than poorer-performing investment-grade bonds and cash, we widened our performance advantage over both the index and peer average.

Q. How would you describe the performance of the fund's equity subportfolio?

A. The equity portion of the fund beat the S&P 500 by a respectable margin. Charles Mangum, who directed the fund's equity investments, deserves credit for finding and exploiting value opportunities in the market. While sector positioning was critical to his success, so was stock picking, as several high-profile companies disappointed on earnings and/or experienced severe financial stress. Charles' pursuit of growth at a reasonable price worked well, as he added exposure to high-quality names within such volatile sectors as technology that were badly beaten down coming out of 9/11. Within tech, the fund benefited most from Charles' focus on more established and stable companies that he felt would rebound faster than the more aggressive, debt-burdened companies. Sizable positions in large-caps Micron Technology, Dell and Microsoft helped quite a bit, as did taking profits on smaller-sized stocks, such as Network Associates, that had performed well but became expensive late in 2001. Other cyclical plays that helped us during the fourth quarter included energy services stocks such as BJ Services, and media holdings such as Clear Channel Communications. Additionally, Charles added to positions in a handful of attractively priced consumer staples stocks, including Coca-Cola, which - due to their defensive nature - fared well during the second half of the period as the prospects for a vigorous economic recovery waned.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What moves dampened returns?

A. The fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth surrogate for tech stocks failed us during the period. In finance, we benefited from emphasizing banks and some of the more aggressive brokerage-related names, but gave a lot back by overweighting defensive holdings such as Fannie Mae and Freddie Mac, which lagged the market. Some stocks I've mentioned were no longer held by the fund at the end of the period.

Q. How did the fund's fixed-income investments fare?

A. While each component of our fixed-income subportfolio outperformed the Lehman Brothers Aggregate Bond Index, the fund's high-yield holdings - managed by Matt Conti - had the most influence on subportfolio returns. After suffering one of the worst monthly performances in their history in September, high-yield bonds rallied strongly behind improved economic indicators, issuer fundamentals and overall credit quality, among other factors. Performance benefited from the high coupon income received during the period and from the capital appreciation of our investments. Matt extended his lead over the Lehman Brothers index by focusing on sectors that had big recoveries, namely hotels and airlines. Maintaining a higher-quality, income-focused structure in the fund also helped in a period of high default rates.

Q. What about the fund's investment-grade bond and short-term/money market investments?

A. Declining short-term interest rates, a steepening yield curve and unique technical factors translated into positive returns for our investment-grade holdings, managed by Charlie Morrison. Emphasizing the spread sectors, particularly corporate and mortgage securities, was a positive, as investors sought out higher-yielding alternatives to government bonds. Underweighting economically sensitive retailers and automakers in the aftermath of 9/11 helped within the corporate sector, as did adding to these same groups when they snapped back in the first quarter of 2002. Avoiding several prominent issuers that collapsed as a result of the Enron-related fallout also was a plus. Within mortgages, we focused on securities less susceptible to being prepaid, which helped amid the massive refinancing wave in the fall. Finally, given its conservative nature, the strategic cash portion of the fund, managed by John Todd, did what it's designed to do - provide reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

A. There are more signs of stability in the economy today than there were earlier in the period. However, I'm concerned about near-term stock performance given the price risk if the economic recovery fails to solidify and corporate earnings don't improve. While I remain optimistic about high-yield securities given their attractive coupons and still-cheap relative valuations, I've become less positive of late given their recent strong performance.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments

Fund number: 314

Trading symbol: FASMX

Start date: December 28, 1988

Size: as of March 31, 2002, more than $11.8 billion

Manager: Richard Habermann, since 1996; manager, Fidelity Asset Manager: Aggressive, since 1999; Fidelity Asset Manager: Income and Fidelity Asset Manager: Growth, since 1996; Fidelity Trend Fund, 1977-1982; Fidelity Magellan Fund,1972-
1977; joined Fidelity in 1968

3

Dick Habermann discusses a recovery in equities:

"I'm still looking for a catalyst to get equities back on track. It would be highly unusual for stocks to underperform bonds for a third straight year. Moreover, if you look back at post-World War II history, excluding 2000-01, there was only one instance in which we even had back-to-back down years in the S&P 500. While the probability is slim for stocks to pull off a three-peat, it's not impossible. We're already seeing the factors driving economic growth in recent months begin to show signs of reversing. Among the key drivers were low interest rates, low energy prices and a huge mortgage-refinancing boom that has since ended. This reversal may, in fact, take some steam out of the once-resilient consumer, leaving corporations to pick up the slack by boosting capital expenditures. The problem is, corporations are still very cautious given uncertainty about earnings - the lifeblood of capital spending - and are thus unlikely to step in and fill the void. Exports, given a continued strong dollar, might not provide much help either. So, as the inventory correction nears an end in most sectors, particularly technology, there needs to be a resurgence in end demand from businesses to help grow earnings, strengthen the economy and power stock prices from today's still-lofty levels."

Note to shareholders: Effective April 1, 2002, Jeff Moore assumed responsibility for managing the fund's investment-grade bond subportfolio.

Semiannual Report

Investment Changes

Top Five Stocks as of March 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	3.7	3.5
Clear Channel Communications, Inc.	2.4	2.3
General Electric Co.	2.3	1.7
Fannie Mae	2.2	1.1
Bristol-Myers Squibb Co.	2.1	2.9
	12.7
Top Five Bond Issuers as of March 31, 2002
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.7	8.8
U.S. Treasury Obligations	5.7	3.3
Government National Mortgage Association	2.8	2.0
Freddie Mac	0.5	0.9
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	0.3	0.4
	18.0
Top Five Market Sectors as of March 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	16.3
Consumer Discretionary	12.3	9.5
Health Care	10.5	10.1
Information Technology	7.3	8.7
Industrials	6.3	6.8
Asset Allocation (% of fund's net assets)
As of March 31, 2002 *		As of September 30, 2001 **
	Stock class 49.1%		Stock class and Equity futures 56.3%
	Bond class 42.9%		Bond class 37.0%
	Short-term class 8.0%		Short-term class 6.7%
* Foreign investments	3.3%	** Foreign investments	3.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Investments March 31, 2002

Showing Percentage of Net Assets

Common Stocks - 48.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.0%
Dana Corp.	156,000	$ 3,349
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	887,100	24,617
Household Durables - 0.2%
Centex Corp.	134,900	7,005
KB Home	150,900	6,549
Leggett & Platt, Inc.	229,000	5,679
Pulte Homes, Inc.	87,300	4,177
		23,410
Media - 3.5%
AOL Time Warner, Inc. (a)	4,919,350	116,343
Clear Channel Communications, Inc. (a)	5,556,891	285,680
Comcast Corp. Class A (special) (a)	325,700	10,357
Viacom, Inc. Class B (non-vtg.) (a)	98,300	4,755
		417,135
Multiline Retail - 0.6%
Costco Wholesale Corp. (a)	360,500	14,355
Federated Department Stores, Inc. (a)	620,700	25,356
Target Corp.	600,900	25,911
		65,622
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A (a)	250,200	7,706
Gap, Inc.	332,700	5,004
Home Depot, Inc.	1,079,000	52,450
Lowe's Companies, Inc.	1,171,900	50,966
The Limited, Inc.	703,780	12,598
		128,724
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	130,444	2,511
TOTAL CONSUMER DISCRETIONARY		665,368
CONSUMER STAPLES - 5.5%
Beverages - 2.2%
PepsiCo, Inc.	1,263,970	65,094
The Coca-Cola Co.	3,628,550	189,628
		254,722
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.3%
Albertson's, Inc.	1,561,100	$ 51,735
CVS Corp.	2,264,400	77,737
Safeway, Inc. (a)	589,200	26,526
		155,998
Food Products - 0.0%
Kraft Foods, Inc. Class A	130,800	5,055
Personal Products - 0.7%
Alberto-Culver Co. Class B	558,400	30,154
Gillette Co.	1,353,400	46,029
		76,183
Tobacco - 1.3%
Philip Morris Companies, Inc.	2,919,600	153,775
TOTAL CONSUMER STAPLES		645,733
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
GlobalSantaFe Corp.	363,986	11,902
Halliburton Co.	590,800	10,085
		21,987
Oil & Gas - 2.3%
ChevronTexaco Corp.	804,400	72,613
Conoco, Inc.	5,237,501	152,830
Exxon Mobil Corp.	1,059,200	46,425
		271,868
TOTAL ENERGY		293,855
FINANCIALS - 11.0%
Banks - 3.8%
Bank of America Corp.	451,900	30,738
Bank One Corp.	639,050	26,700
Comerica, Inc.	1,966,252	123,028
FleetBoston Financial Corp.	1,592,900	55,752
PNC Financial Services Group, Inc.	2,266,200	139,349
Synovus Financial Corp.	641,500	19,553
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
U.S. Bancorp, Delaware	901,107	$ 20,338
Wachovia Corp.	972,379	36,056
		451,514
Diversified Financials - 4.7%
American Express Co.	196,600	8,053
Citigroup, Inc.	4,060,666	201,084
Fannie Mae	3,285,300	262,430
Merrill Lynch & Co., Inc.	947,900	52,495
Morgan Stanley Dean Witter & Co.	532,700	30,529
		554,591
Insurance - 2.5%
AFLAC, Inc.	524,700	15,479
Allmerica Financial Corp.	527,900	23,703
American International Group, Inc.	3,078,669	222,095
Hartford Financial Services Group, Inc.	525,200	35,777
PartnerRe Ltd.	36,100	1,971
		299,025
TOTAL FINANCIALS		1,305,130
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 0.7%
C.R. Bard, Inc.	263,500	15,560
Guidant Corp. (a)	1,325,300	57,412
Zimmer Holdings, Inc. (a)	324,000	11,032
		84,004
Health Care Providers & Services - 3.7%
Cardinal Health, Inc.	6,103,680	432,672
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	6,085,400	246,398
Elan Corp. PLC sponsored ADR (a)	1,662,000	23,118
Eli Lilly & Co.	90,118	6,867
Pfizer, Inc.	3,197,100	127,053
Pharmacia Corp.	505,600	22,792
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	2,855,807	$ 89,387
Wyeth	1,143,800	75,090
		590,705
TOTAL HEALTH CARE		1,107,381
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.2%
United Technologies Corp.	282,946	20,995
Airlines - 0.2%
AMR Corp. (a)	217,400	5,742
Delta Air Lines, Inc.	184,600	6,040
Southwest Airlines Co.	327,000	6,327
		18,109
Building Products - 0.1%
Masco Corp.	565,300	15,517
Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc. (a)	362,300	4,710
ChoicePoint, Inc. (a)	597,518	34,417
		39,127
Industrial Conglomerates - 3.2%
General Electric Co.	7,203,000	269,752
Textron, Inc.	336,900	17,216
Tyco International Ltd.	2,994,600	96,785
		383,753
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	573,400	28,681
Parker Hannifin Corp.	130,840	6,529
		35,210
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	1,315,090	39,689
Union Pacific Corp.	347,260	21,579
		61,268
TOTAL INDUSTRIALS		573,979
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	2,732,514	$ 46,261
Comverse Technology, Inc. (a)	1,086,500	13,766
		60,027
Computers & Peripherals - 0.8%
Dell Computer Corp. (a)	2,956,600	77,197
EMC Corp. (a)	655,400	7,812
Sun Microsystems, Inc. (a)	1,201,200	10,595
		95,604
Electronic Equipment & Instruments - 0.4%
Avnet, Inc.	222,400	6,018
Ingram Micro, Inc. Class A (a)	397,500	6,579
Solectron Corp. (a)	2,834,800	22,111
Symbol Technologies, Inc.	633,000	7,115
		41,823
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	98,300	5,700
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	654,900	14,323
Analog Devices, Inc. (a)	422,000	19,007
Intel Corp.	1,598,800	48,620
Linear Technology Corp.	602,350	26,636
Micron Technology, Inc. (a)	1,048,700	34,502
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	948,200	19,675
Teradyne, Inc. (a)	80,000	3,154
United Microelectronics Corp. sponsored ADR	1,685,500	17,951
Xilinx, Inc. (a)	359,600	14,334
		198,202
Software - 2.2%
Adobe Systems, Inc.	458,700	18,481
Computer Associates International, Inc.	2,598,500	56,881
Microsoft Corp. (a)	2,965,000	178,819
Oracle Corp. (a)	962,300	12,317
		266,498
TOTAL INFORMATION TECHNOLOGY		667,854
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 0.4%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	262,900	$ 12,396
Praxair, Inc.	32,800	1,961
		14,357
Metals & Mining - 0.2%
Alcoa, Inc.	458,300	17,296
Paper & Forest Products - 0.1%
International Paper Co.	344,100	14,800
TOTAL MATERIALS		46,453
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T Corp.	2,845,900	44,681
BellSouth Corp.	2,515,000	92,703
Qwest Communications International, Inc.	2,630,400	21,622
SBC Communications, Inc.	3,017,700	112,983
Verizon Communications, Inc.	2,766,200	126,277
		398,266
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. Class A (a)	1,072,000	5,767
TOTAL TELECOMMUNICATION SERVICES		404,033
UTILITIES - 0.4%
Electric Utilities - 0.4%
AES Corp. (a)	500,500	4,505
FirstEnergy Corp.	1,028,400	35,562
Southern Co.	426,000	11,285
		51,352
TOTAL COMMON STOCKS (Cost $5,264,777)		5,761,138
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financials - 0.0%
AES Trust VII $3.00	286,100	5,479
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
CSC Holdings, Inc.:
Series H, $11.75	55,860	$ 5,865
Series M, $11.125	338,510	34,867
		40,732
FINANCIALS - 0.2%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	4,320	3,975
Real Estate - 0.1%
California Federal Preferred Capital Corp. Series A, $2.2812	581,326	14,533
TOTAL FINANCIALS		18,508
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,240
TOTAL PREFERRED STOCKS (Cost $63,158)		64,719
Corporate Bonds - 22.8%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.2%
EchoStar Communications Corp. 5.75% 5/15/08 (g)	Caa1	$ 27,020	25,129
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (g)	Ba3	12,819	14,902
TOTAL CONSUMER DISCRETIONARY			40,031
FINANCIALS - 0.1%
Diversified Financials - 0.1%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Baa3	19,720	9,589
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Affymetrix, Inc. 4.75% 2/15/07	-	$ 26,520	$ 21,150
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1	17,540	17,014
TOTAL HEALTH CARE			38,164
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	Ba3	6,660	4,287
Comverse Technology, Inc. 1.5% 12/1/05	BB	18,960	14,510
Juniper Networks, Inc. 4.75% 3/15/07	B2	38,918	27,963
ONI Systems Corp. 5% 10/15/05	CCC	5,890	4,515
Redback Networks, Inc. 5% 4/1/07	-	1,750	910
			52,185
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. 3% 12/1/21 (g)	Baa2	6,330	7,973
Sanmina-SCI Corp.:
0% 9/12/20	Ba3	44,418	16,044
4.25% 5/1/04	Ba2	4,940	4,656
			28,673
Semiconductor Equipment & Products - 0.1%
Atmel Corp. 0% 5/23/21	CCC+	12,797	4,302
Vitesse Semiconductor Corp. 4% 3/15/05	B2	11,530	9,138
			13,440
Software - 0.0%
Network Associates, Inc. 5.25% 8/15/06 (g)	-	1,780	2,767
TOTAL INFORMATION TECHNOLOGY			97,065
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Korea Telecom Corp. 0.25% 1/4/07 (g)	Baa2	6,980	7,975
Wireless Telecommunication Services - 0.2%
Aether Systems, Inc. 6% 3/22/05	-	6,240	3,422
Nextel Communications, Inc.:
4.75% 7/1/07	B1	3,290	1,941
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
6% 6/1/11 (g)	B1	$ 6,740	$ 3,749
6% 6/1/11	B1	22,420	12,470
			21,582
TOTAL TELECOMMUNICATION SERVICES			29,557
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Enron Corp. 0% 2/7/21 (d)	Ca	69,490	6,254
TOTAL CONVERTIBLE BONDS			220,660
Nonconvertible Bonds - 20.9%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	Ba3	2,465	2,638
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	4,100	4,264
Delco Remy International, Inc. 11% 5/1/09	B2	2,160	1,944
Goodyear Tire & Rubber Co.:
6.625% 12/1/06	Baa3	2,030	1,918
7.857% 8/15/11	Baa3	3,160	3,065
8.125% 3/15/03	Baa3	1,000	1,010
8.5% 3/15/07	Baa3	790	798
Lear Corp. 8.11% 5/15/09	Ba1	5,315	5,474
			21,111
Hotels, Restaurants & Leisure - 1.5%
Alliance Gaming Corp. 10% 8/1/07	B3	5,435	5,720
Anchor Gaming 9.875% 10/15/08	Ba3	6,878	7,669
Aztar Corp. 8.875% 5/15/07	Ba3	2,540	2,604
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	6,954	6,919
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	4,140	4,285
Capstar Hotel Co. 8.75% 8/15/07	Ba3	375	369
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	2,530	2,432
6.75% 7/15/03	Ba3	1,740	1,736
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Coast Hotels & Casinos, Inc. 9.5% 4/1/09 (g)	B3	$ 2,490	$ 2,627
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B1	9,175	9,462
Domino's, Inc. 10.375% 1/15/09	B3	9,055	9,825
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,690	4,971
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	2,490	2,390
Harrah's Operating Co., Inc. 7.875% 12/15/05	Ba1	5,700	5,957
Herbst Gaming, Inc. 10.75% 9/1/08	B2	4,720	4,956
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	4,360	4,273
HMH Properties, Inc.:
7.875% 8/1/05	Ba3	2,830	2,802
7.875% 8/1/08	Ba3	1,600	1,568
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	2,010	1,910
Host Marriott LP 9.5% 1/15/07 (g)	Ba3	3,310	3,484
International Game Technology:
7.875% 5/15/04	Ba1	4,645	4,784
8.375% 5/15/09	Ba1	3,490	3,630
ITT Corp.:
6.75% 11/15/05	Ba1	2,090	2,069
7.375% 11/15/15	Ba1	4,205	3,953
Mandalay Resort Group:
9.5% 8/1/08	Ba2	720	779
10.25% 8/1/07	Ba3	5,740	6,214
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	2,130	2,300
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	860	850
6.75% 8/1/07	Ba1	1,470	1,421
7.25% 10/15/06	Ba1	5,510	5,499
Mohegan Tribal Gaming Authority:
8% 4/1/12 (g)	Ba3	4,120	4,099
8.125% 1/1/06	Ba2	6,805	6,975
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	8,070	8,110
7.875% 3/15/10 (g)	Ba2	4,100	4,064
9.375% 2/15/07	Ba2	4,850	5,153
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09 (g)	B2	5,870	5,547
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	Ba3	$ 6,285	$ 6,395
yankee:
8.625% 12/15/07	B2	625	634
9% 3/15/07	B2	3,215	3,319
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	4,125	4,280
8.875% 4/15/11	Ba1	10,465	11,093
			177,127
Household Durables - 0.5%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	10,445	10,288
10.5% 4/1/05	Ba1	950	1,021
Juno Lighting, Inc. 11.875% 7/1/09	B3	3,260	3,407
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12 (g)	B2	5,895	5,733
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	1,420	1,459
KB Home 8.625% 12/15/08	Ba3	4,210	4,315
Kinetic Concepts, Inc. 9.625% 11/1/07	B3	4,110	4,254
Lennar Corp.:
7.625% 3/1/09	Ba1	1,890	1,885
9.95% 5/1/10	Ba1	3,570	3,981
Mohawk Industries, Inc. 6.5% 4/15/07 (g)	Baa2	4,335	4,347
Ryland Group, Inc.:
9.125% 6/15/11	Ba3	1,910	2,025
9.75% 9/1/10	Ba2	3,300	3,581
WCI Communities, Inc. 10.625% 2/15/11	B1	11,435	12,350
			58,646
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (e)	B3	1,210	1,029
J. Crew Group, Inc. 0% 10/15/08 (e)	Caa3	6,250	3,938
			4,967
Leisure Equipment & Products - 0.1%
Hasbro, Inc.:
5.6% 11/1/05	Ba3	5,270	4,888
6.15% 7/15/08	Ba3	1,020	938
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Hasbro, Inc.: - continued
7.95% 3/15/03	Ba3	$ 6,015	$ 6,135
Hockey Co. 11.25% 4/15/09 (g)	B2	2,745	2,779
			14,740
Media - 2.8%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	3,910	3,558
9.25% 10/1/02	B2	4,165	4,040
10.25% 11/1/06	B2	6,410	5,833
10.25% 6/15/11	B2	9,170	8,253
10.5% 7/15/04	B2	3,690	3,579
10.875% 10/1/10	B2	2,000	1,840
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	450	448
9.875% 2/1/12 (g)	Caa3	5,390	5,417
American Media Operations, Inc.:
10.25% 5/1/09	B2	500	518
10.25% 5/1/09 (g)	B2	3,920	4,057
AOL Time Warner, Inc. 7.625% 4/15/31	Baa1	14,440	14,319
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	9,830	9,804
8.2% 7/15/09	Ba1	8,350	8,412
Century Communications Corp. 8.375% 12/15/07	B2	900	810
Chancellor Media Corp. 8% 11/1/08	Ba1	3,605	3,794
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	2,010	1,377
0% 4/1/11 (e)	B2	3,080	2,125
0% 5/15/11 (e)	B2	15,670	9,089
8.25% 4/1/07	B2	890	814
8.625% 4/1/09	B2	10,615	9,660
9.625% 11/15/09	B2	1,770	1,690
9.625% 11/15/09 (g)	B2	4,140	3,933
10% 4/1/09	B2	13,845	13,499
10.25% 1/15/10	B2	2,435	2,386
11.125% 1/15/11	B2	2,635	2,675
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	5,990	5,870
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc. 6% 11/1/06	Baa3	$ 6,915	$ 6,735
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	B3	3,730	3,749
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	15,530	16,255
Corus Entertainment, Inc. 8.75% 3/1/12 (g)	B1	1,960	2,029
CSC Holdings, Inc.:
9.875% 4/1/23	BB-	2,550	2,703
10.5% 5/15/16	Ba3	5,705	6,333
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	1,940	1,993
9.25% 2/1/06	B1	17,770	18,214
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	1,180	1,193
Fox Family Worldwide, Inc.:
9.25% 11/1/07	Baa1	12,600	13,356
10.25% 11/1/07 (f)	Baa1	3,765	4,029
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	11,625	11,741
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06	B2	7,226	7,425
Granite Broadcasting Corp. 10.375% 5/15/05	Ca	600	552
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	9,490	8,068
Insight Communications, Inc. 0% 2/15/11 (e)	B3	5,000	3,250
K-III Communications Corp. 8.5% 2/1/06	B1	2,050	1,866
Lamar Media Corp. 9.25% 8/15/07	B1	1,810	1,891
News America Holdings, Inc.:
7.7% 10/30/25	Baa3	11,440	10,828
8% 10/17/16	Baa3	7,250	7,431
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	11,525	11,179
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (e)	Caa1	5,710	2,284
12.375% 8/1/06	B3	2,930	2,051
PRIMEDIA, Inc. 8.875% 5/15/11	Ba3	2,720	2,421
Radio One, Inc. 8.875% 7/1/11	B3	6,215	6,526
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	3,040	3,192
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Satelites Mexicanos SA de CV 6.38% 6/30/04 (g)(i)	B1	$ 4,227	$ 3,762
Shaw Communications, Inc. 8.25% 4/11/10	Baa3	11,000	11,550
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (g)	B2	7,200	7,146
8.75% 12/15/07	B2	2,515	2,590
Spanish Broadcasting System, Inc. 9.625% 11/1/09	B3	1,560	1,628
TCI Communications, Inc.:
8.25% 1/15/03	Baa2	430	441
9.8% 2/1/12	Baa2	3,135	3,488
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	4,865	4,816
Yell Finance BV:
0% 8/1/11 (e)	B2	3,770	2,451
10.75% 8/1/11	B2	2,740	2,959
			325,925
Multiline Retail - 0.4%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	4,555	4,464
6.39% 8/1/03	Ba1	4,640	4,570
6.43% 8/1/04	Ba1	890	870
6.875% 6/1/05	Ba1	650	624
7.375% 6/1/06	Ba1	645	626
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	8,750	9,058
8.5% 6/15/03	Baa1	6,400	6,681
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	1,825	1,789
6.5% 6/15/02	Ba2	2,535	2,522
6.9% 8/15/26	Ba2	4,175	4,008
7.25% 4/1/02	Ba2	930	925
7.95% 4/1/17	Ba2	790	664
Saks, Inc.:
7.25% 12/1/04	B1	380	375
7.5% 12/1/10	B1	2,260	2,124
8.25% 11/15/08	B1	2,030	1,989
9.875% 10/1/11	B1	5,020	5,208
			46,497
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
AutoNation, Inc. 9% 8/1/08	Ba2	$ 1,470	$ 1,547
Gap, Inc.:
5.625% 5/1/03	Ba3	3,560	3,453
8.15% 12/15/05 (f)(g)	Ba3	4,180	4,034
8.8% 12/15/08 (f)(g)	Ba3	1,460	1,416
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	2,990	3,184
Office Depot, Inc. 10% 7/15/08	Ba1	4,400	4,884
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (g)	B3	990	1,087
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	1,760	1,804
United Rentals, Inc.:
8.8% 8/15/08	B2	1,610	1,626
9% 4/1/09	B2	390	398
9.25% 1/15/09	B2	3,400	3,494
			26,927
Textiles & Apparel - 0.3%
Jones Apparel Group, Inc. 7.875% 6/15/06	Baa2	13,095	13,566
Levi Strauss & Co. 6.8% 11/1/03	B2	7,110	6,932
The William Carter Co. 10.875% 8/15/11	B3	2,910	3,121
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	7,790	7,732
			31,351
TOTAL CONSUMER DISCRETIONARY			707,291
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	Ba2	890	941
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	4,040	4,121
Cott Beverages, Inc. 8% 12/15/11 (g)	B2	4,190	4,242
			9,304
Food & Drug Retailing - 0.0%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	B2	2,770	2,760
9.125% 12/15/11	B2	2,000	2,090
Pathmark Stores, Inc. 8.75% 2/1/12 (g)	B2	1,950	2,018
			6,868
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
Dean Foods Co.:
6.75% 6/15/05	B1	$ 2,800	$ 2,800
6.9% 10/15/17	B1	3,500	2,975
8.15% 8/1/07	B1	3,210	3,226
Del Monte Corp. 9.25% 5/15/11	B3	8,315	8,731
Smithfield Foods, Inc. 8% 10/15/09	Ba2	2,190	2,212
			19,944
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	Baa3	920	860
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	14,871	15,462
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	11,350	11,588
			27,050
TOTAL CONSUMER STAPLES			64,026
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
DI Industries, Inc. 8.875% 7/1/07	B1	5,680	5,794
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	3,710	3,858
Key Energy Services, Inc.:
Series B, 8.375% 3/1/08	Ba3	3,370	3,454
8.375% 3/1/08	Ba3	1,780	1,825
14% 1/15/09	B2	3,406	3,900
Parker Drilling Co. 9.75% 11/15/06	B1	3,830	3,926
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (g)	Baa1	9,700	10,670
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	2,000	2,080
			35,507
Oil & Gas - 0.8%
Alberta Energy Co. Ltd. yankee 7.375% 11/1/31	Baa1	4,940	4,975
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	4,980	5,030
8.125% 4/1/11	B1	755	757
8.375% 11/1/08	B1	2,870	2,913
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	$ 1,030	$ 1,082
9.25% 4/1/07	Ba3	3,950	4,148
Devon Energy Corp. 7.95% 4/15/32	Baa2	8,400	8,410
Forest Oil Corp.:
8% 6/15/08	Ba3	2,570	2,641
8% 12/15/11 (g)	Ba3	990	1,010
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	1,050	1,097
Nuevo Energy Co.:
9.375% 10/1/10	B2	2,000	1,935
9.5% 6/1/08	B2	2,370	2,346
Oryx Energy Co.:
8% 10/15/03	Baa2	8,205	8,560
8.125% 10/15/05	Baa2	12,820	13,646
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	1,200	1,230
9.4% 12/1/02 (f)	Ba2	250	255
10% 11/1/08 (g)	Ba3	5,270	6,113
Petro-Canada yankee 7% 11/15/28	Baa2	3,350	3,070
Phillips Petroleum Co. 8.75% 5/25/10	A3	5,285	6,027
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	1,160	1,202
Series F, 10.25% 3/15/06	B2	800	828
Pogo Producing Co. 8.25% 4/15/11	B1	5,870	6,134
Suncor Energy, Inc. 7.15% 2/1/32	A3	5,040	4,962
The Coastal Corp. 9.625% 5/15/12	Baa2	8,750	9,873
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB	950	1,038
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	660	721
			100,003
TOTAL ENERGY			135,510
FINANCIALS - 5.4%
Banks - 1.3%
Bank of America Corp.:
7.4% 1/15/11	Aa3	10,040	10,608
7.8% 2/15/10	Aa3	3,440	3,709
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Bank One Corp. 7.875% 8/1/10	A1	$ 3,885	$ 4,234
BankBoston Corp. 6.625% 2/1/04	A2	1,250	1,301
Capital One Bank:
6.375% 2/15/03	Baa2	7,960	7,946
6.65% 3/15/04	Baa3	7,440	7,345
6.7% 5/15/08	Baa2	740	778
6.875% 2/1/06	Baa2	5,075	4,902
Chevy Chase Savings Bank FSB 9.25% 12/1/08	Ba3	2,310	2,310
Den Danske Bank AS 6.375% 6/15/08 (g)(i)	Aa3	22,050	22,248
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	2,920	3,068
FleetBoston Financial Corp. 7.25% 9/15/05	A1	5,620	5,947
Home Savings of America FSB 6.5% 8/15/04	A3	8,050	8,289
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	1,750	1,814
Korea Development Bank:
6.625% 11/21/03	Baa2	10,798	11,040
7.125% 4/22/04	Baa2	5,015	5,198
7.375% 9/17/04	Baa2	1,620	1,697
Long Island Savings Bank FSB 7% 6/13/02	Baa2	7,000	7,058
MBNA Corp. 6.25% 1/17/07	Baa2	4,375	4,265
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	Aa3	5,205	5,353
7.816% 11/29/49	A1	9,570	10,105
Sovereign Bancorp, Inc.:
8.625% 3/15/04	Ba2	6,765	6,985
10.5% 11/15/06	Ba2	4,916	5,383
Washington Mutual Bank 6.875% 6/15/11	A3	8,980	9,030
			150,613
Diversified Financials - 3.1%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	13,000	12,726
Alliance Capital Management LP 5.625% 8/15/06	A2	4,945	4,916
American Airlines pass thru trust certificate 7.8% 4/1/08 (g)	A	6,060	5,999
American Gen. Finance Corp. 5.875% 7/14/06	A1	10,480	10,521
Amvescap PLC yankee:
6.375% 5/15/03	A2	5,450	5,585
6.6% 5/15/05	A2	11,360	11,543
Armkel Finance, Inc. 9.5% 8/15/09	B2	2,950	3,157
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Associates Corp. of North America 5.8% 4/20/04	Aa1	$ 15,410	$ 15,849
Athena Neurosciences Finance LLC 7.25% 2/21/08	Ba2	4,415	3,453
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	5,400	5,562
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	13,290	12,051
7.25% 12/1/03	Baa3	720	713
7.25% 5/1/06	Baa3	2,720	2,557
8.75% 2/1/07	Baa3	740	733
CIT Group, Inc. 7.75% 4/2/12	A2	4,780	4,796
Citigroup, Inc. 7.25% 10/1/10	Aa2	7,060	7,429
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	1,743	1,613
6.9% 1/2/17	Baa3	943	868
6.9% 1/2/18	Baa1	1,222	1,170
6.954% 2/2/11	Ba2	118	111
7.033% 6/15/11	Ba2	1,389	1,291
7.256% 9/15/21	Baa1	1,000	967
8.307% 4/2/18	Baa3	5,491	5,308
8.312% 10/2/12	Ba2	325	309
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	8,130	7,994
6.45% 2/27/03	A3	10,900	11,192
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	8,880	8,775
Dana Credit Corp. 7.25% 12/6/02 (g)	Ba3	3,660	3,596
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	4,240	4,312
7.92% 5/18/12	A3	1,140	1,124
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	14,450	14,066
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	3,810	3,924
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	910	905
Ford Motor Credit Co.:
7.25% 10/25/11	A3	6,845	6,632
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Ford Motor Credit Co.: - continued
7.375% 10/28/09	A3	$ 3,600	$ 3,531
7.5% 3/15/05	A3	6,380	6,504
7.875% 6/15/10	A3	9,810	9,857
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	4,120	4,157
6.875% 9/15/11	A2	4,640	4,519
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	7,760	7,721
GS Escrow Corp. 7% 8/1/03	Ba1	4,645	4,692
Household Finance Corp. 8% 5/9/05	A2	4,710	4,958
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	14,640	16,862
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	4,210	4,690
IOS Capital, Inc. 9.75% 6/15/04	Baa2	4,900	4,949
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	B2	10,190	11,311
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	390	382
Morgan Stanley Dean Witter & Co. 6.6% 4/1/12	Aa3	11,735	11,676
NiSource Finance Corp. 7.875% 11/15/10	Baa3	12,000	11,504
Northwest Airlines pass thru trust certificate:
7.041% 4/1/22	A3	640	614
7.575% 3/1/19	A3	1,199	1,199
7.691% 4/1/17	Baa2	230	220
Qwest Capital Funding, Inc. 5.875% 8/3/04	Baa3	7,245	6,249
Reed Elsevier Capital, Inc.:
6.125% 8/1/06	A3	2,250	2,266
6.75% 8/1/11	A3	5,285	5,343
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa1	8,675	8,751
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	A3	7,745	7,628
SESI LLC 8.875% 5/15/11	B1	4,930	4,930
Sprint Capital Corp.:
6.875% 11/15/28	Baa2	3,675	2,931
8.375% 3/15/12 (g)	Baa2	3,545	3,501
8.75% 3/15/32 (g)	Baa2	8,410	8,158
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	$ 1,670	$ 1,812
TIAA Global Markets, Inc. 5% 3/1/07 (g)	Aaa	5,135	5,008
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	10,575	10,187
U.S. West Capital Funding, Inc. 6.25% 7/15/05	Baa3	2,030	1,753
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	9,200	10,163
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	3,745	3,670
			373,443
Insurance - 0.2%
Allstate Corp. 6.125% 2/15/12	A1	13,340	12,993
ITT Corp. 6.75% 11/15/03	Ba1	920	920
MetLife, Inc. 6.125% 12/1/11	A1	4,335	4,246
St. Paul Companies, Inc. 5.75% 3/15/07	A2	2,675	2,655
			20,814
Real Estate - 0.8%
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	4,360	4,394
7.125% 3/15/04	Baa2	10,930	11,210
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	8,200	8,382
EOP Operating LP:
6.375% 2/15/03	Baa1	2,900	2,957
6.75% 2/15/08	Baa1	4,520	4,522
7.75% 11/15/07	Baa1	16,695	17,635
ERP Operating LP 7.1% 6/23/04	Baa1	10,290	10,668
iStar Financial, Inc. 8.75% 8/15/08	Ba1	3,795	3,814
LNR Property Corp.:
9.375% 3/15/08	Ba3	3,755	3,793
10.5% 1/15/09	Ba3	2,995	3,145
Meditrust Corp.:
7% 8/15/07	Ba3	760	718
7.82% 9/10/26	Ba3	6,730	6,730
MeriStar Hospitality Corp. 9% 1/15/08	Ba3	3,880	3,958
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	$ 5,920	$ 6,127
Toll Corp. 8.25% 12/1/11	Ba2	4,640	4,663
			92,716
TOTAL FINANCIALS			637,586
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.7%
AdvancePCS 8.5% 4/1/08	B1	3,710	3,933
Alderwoods Group, Inc.:
11% 1/2/07	-	1,435	1,450
12.25% 1/2/09	-	850	917
Beverly Enterprises, Inc.:
9% 2/15/06	B1	375	373
9.625% 4/15/09	B1	765	784
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	3,425	3,459
DaVita, Inc. 9.25% 4/15/11	B2	4,815	5,634
Dynacare, Inc. yankee 10.75% 1/15/06	B2	2,330	2,412
Express Scripts, Inc. 9.625% 6/15/09	Ba1	2,495	2,745
Hanger Orthopedic Group, Inc. 10.375% 2/15/09 (g)	B2	1,150	1,208
HCA, Inc.:
7.875% 2/1/11	Ba1	2,105	2,184
8.75% 9/1/10	Ba1	3,485	3,781
HealthSouth Corp. 6.875% 6/15/05	Ba1	1,215	1,209
Owen & Minor, Inc. 8.5% 7/15/11	Ba3	8,040	8,402
Rotech Healthcare, Inc. 9.5% 4/1/12 (g)	B2	1,340	1,384
Service Corp. International (SCI):
6% 12/15/05	B1	4,855	4,442
6.3% 3/15/03	B1	720	691
7.2% 6/1/06	B1	2,930	2,769
7.375% 4/15/04	B1	11,560	11,387
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	5,115	5,703
Triad Hospitals, Inc. 8.75% 5/1/09	B1	9,400	9,964
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Unilab Corp. 12.75% 10/1/09	B3	$ 3,400	$ 3,927
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	8,380	8,841
			87,599
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	4,060	4,060
Biovail Corp. 7.875% 4/1/10	B2	2,725	2,708
			6,768
TOTAL HEALTH CARE			94,367
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.0%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	2,555	2,708
Sequa Corp. 8.875% 4/1/08	Ba3	2,990	2,870
			5,578
Airlines - 0.3%
AMR Corp. 9% 8/1/12	B1	790	766
Continental Airlines, Inc. 8% 12/15/05	B3	5,030	4,741
Delta Air Lines, Inc.:
6.65% 3/15/04	Ba3	3,290	3,191
7.7% 12/15/05	Ba3	3,110	3,001
7.9% 12/15/09	Ba3	8,320	7,904
8.3% 12/15/29	Ba3	5,230	4,446
8.54% 1/2/07	Ba1	845	829
10.14% 8/14/12	Ba1	540	513
Northwest Airlines, Inc.:
7.625% 3/15/05	B2	2,460	2,312
8.375% 3/15/04	B2	2,020	1,939
8.52% 4/7/04	B2	260	250
8.875% 6/1/06	B2	380	363
9.875% 3/15/07	B2	3,900	3,832
United Air Lines, Inc.:
9% 12/15/03	Caa1	1,170	977
10.67% 5/1/04	Caa1	170	131
			35,195
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - 0.0%
American Standard, Inc.:
7.375% 2/1/08	Ba2	$ 1,835	$ 1,853
7.625% 2/15/10	Ba2	1,485	1,500
			3,353
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,320	2,320
7.625% 1/1/06	Ba3	2,510	2,460
7.875% 1/1/09	Ba3	3,980	3,881
8.5% 12/1/08 (g)	Ba3	4,080	4,080
10% 8/1/09	B2	4,935	5,034
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	3,360	3,058
Coinmach Corp. 9% 2/1/10 (g)	B2	4,940	5,113
Iron Mountain, Inc.:
8.25% 7/1/11	B2	480	490
8.625% 4/1/13	B2	5,050	5,227
8.75% 9/30/09	B2	7,555	7,819
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	2,760	2,843
Waste Management, Inc. 7.375% 8/1/10	Ba1	6,080	6,029
			48,354
Machinery - 0.4%
AGCO Corp.:
8.5% 3/15/06	B1	510	513
9.5% 5/1/08	Ba3	2,640	2,851
Dresser, Inc. 9.375% 4/15/11 (g)	B2	5,865	6,041
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	10,145	10,348
Joy Global, Inc. 8.75% 3/15/12 (g)	B2	890	917
Navistar International Corp. 9.375% 6/1/06	Ba1	5,700	6,014
Terex Corp.:
8.875% 4/1/08	B2	2,850	2,907
Series D, 8.875% 4/1/08	B2	1,250	1,269
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	15,550	13,895
			44,755
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	7,920	8,316
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.3%
CSX Corp.:
6.25% 10/15/08	Baa2	$ 6,210	$ 6,130
6.46% 6/22/05	Baa2	13,650	14,025
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	960	1,037
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	4,995	4,658
10.25% 6/15/07	B1	1,025	964
Williams Scotsman, Inc. 9.875% 6/1/07 (g)	B3	4,960	5,003
			31,817
TOTAL INDUSTRIALS			177,368
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Avaya, Inc. 11.125% 4/1/09	Ba2	3,790	3,714
Crown Castle International Corp.:
9.375% 8/1/11	B3	7,420	6,233
9.5% 8/1/11	B3	1,065	895
10.75% 8/1/11	B3	2,080	1,851
L-3 Communications Corp.:
8% 8/1/08	Ba3	3,510	3,615
10.375% 5/1/07	Ba3	3,040	3,222
Motorola, Inc. 8% 11/1/11	A3	8,945	9,027
			28,557
Computers & Peripherals - 0.1%
Compaq Computer Corp.:
7.45% 8/1/02	Baa2	6,100	6,156
7.65% 8/1/05	Baa2	4,900	5,036
			11,192
Electronic Equipment & Instruments - 0.2%
Fisher Scientific International, Inc. 9% 2/1/08	B3	6,375	6,614
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	1,455	1,484
9.875% 7/1/10	Ba2	5,780	6,185
Ingram Micro, Inc. 9.875% 8/15/08	Ba2	2,840	2,996
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Millipore Corp. 7.5% 4/1/07	Ba1	$ 1,755	$ 1,632
Solectron Corp. 9.625% 2/15/09	Ba1	2,980	2,958
			21,869
Internet Software & Services - 0.1%
Qwest Corp. 8.875% 3/15/12 (g)	Baa2	8,500	8,380
IT Consulting & Services - 0.1%
Anteon Corp. 12% 5/15/09	B3	5,055	5,611
Unisys Corp.:
7.875% 4/1/08	Ba1	1,915	1,920
8.125% 6/1/06	Ba1	7,030	7,171
			14,702
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	4,985	5,159
Semiconductor Equipment & Products - 0.2%
Amkor Technology, Inc.:
9.25% 5/1/06	B1	4,450	4,417
9.25% 2/15/08	B1	2,260	2,226
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	8,100	8,647
10.5% 2/1/09	B2	760	836
Micron Technology, Inc. 6.5% 9/30/05 (l)	B3	6,000	5,520
			21,646
TOTAL INFORMATION TECHNOLOGY			111,505
MATERIALS - 1.3%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	2,260	2,305
Georgia Gulf Corp. 10.375% 11/1/07	B2	5,725	6,069
Huntsman International LLC 9.875% 3/1/09 (g)	B3	3,310	3,360
IMC Global, Inc.:
10.875% 6/1/08	Ba1	780	862
11.25% 6/1/11	Ba1	890	983
International Specialty Holdings, Inc. 10.625% 12/15/09 (g)	B2	4,240	4,378
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	$ 3,660	$ 3,724
9.875% 5/1/07	Ba3	3,795	3,871
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	1,970	1,970
7.75% 8/15/05	Ba1	2,595	2,543
OM Group, Inc. 9.25% 12/15/11 (g)	B3	6,290	6,589
Quaker State Corp. 6.625% 10/15/05	Ba2	2,150	2,209
			38,863
Containers & Packaging - 0.3%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	3,240	3,434
Graphic Packaging Corp. 8.625% 2/15/12 (g)	B2	900	932
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	9,660	9,829
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	970	936
7.35% 5/15/08	B3	720	661
7.5% 5/15/10	B3	890	801
7.8% 5/15/18	B3	6,900	5,710
7.85% 5/15/04	B3	2,400	2,334
8.1% 5/15/07	B3	1,480	1,413
Riverwood International Corp.:
10.25% 4/1/06	B-	4,400	4,554
10.625% 8/1/07	B3	2,270	2,401
10.875% 4/1/08	Caa1	1,190	1,235
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	4,005	3,725
8.75% 7/1/08 (g)	Baa3	1,340	1,380
			39,345
Metals & Mining - 0.4%
AK Steel Corp.:
7.875% 2/15/09	B1	3,090	3,090
9.125% 12/15/06	B1	390	404
Century Aluminum Co. 11.75% 4/15/08	Ba3	4,835	5,125
Luscar Coal Ltd. 9.75% 10/15/11 (g)	Ba3	3,310	3,558
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	15,895	16,968
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.:
7.125% 11/1/27	Baa3	$ 3,250	$ 2,373
8.75% 6/1/11	Baa3	6,580	6,547
9.5% 6/1/31	Baa3	1,970	1,872
Steel Dynamics, Inc. 9.5% 3/15/09 (g)	B2	1,690	1,741
			41,678
Paper & Forest Products - 0.3%
Container Corp. of America 9.75% 4/1/03	B2	1,120	1,154
Georgia-Pacific Group:
7.5% 5/15/06	Baa3	360	352
8.125% 5/15/11	Baa3	650	637
8.875% 5/15/31	Baa3	1,200	1,116
Louisiana-Pacific Corp.:
8.5% 8/15/05	Ba1	1,400	1,442
10.875% 11/15/08	Ba2	950	1,017
Norske Skog Canada Ltd. 8.625% 6/15/11 (g)	Ba2	1,500	1,530
Stone Container Corp. 9.75% 2/1/11	B2	6,430	6,944
Weyerhaeuser Co.:
6.125% 3/15/07 (g)	Baa2	5,170	5,125
7.375% 3/15/32 (g)	Baa2	14,180	13,478
			32,795
TOTAL MATERIALS			152,681
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
AT&T Corp.:
6.5% 3/15/29	A3	18,335	15,145
7.3% 11/15/11 (g)	A3	11,545	11,149
8% 11/15/31 (g)	A3	3,250	3,192
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,900	4,433
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	A2	15,500	16,563
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	6,215	3,356
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Ba1	11,380	7,682
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
8.5% 5/15/06	Baa2	$ 7,270	$ 7,567
9.25% 5/15/11	Baa2	4,945	5,302
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	6,430	6,912
Koninklijke KPN NV yankee:
7.5% 10/1/05	Baa3	5,500	5,581
8% 10/1/10	Baa3	11,390	11,578
Price Communications Wireless, Inc.:
9.125% 12/15/06	Baa2	8,875	9,230
11.75% 7/15/07	Baa3	2,660	2,840
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	14,005	13,869
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	13,640	14,339
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa3	5,350	2,408
7.7% 7/20/29	Baa3	755	317
TELUS Corp. yankee 8% 6/1/11	Baa2	10,700	10,977
Tritel PCS, Inc. 10.375% 1/15/11	B3	1,570	1,758
Triton PCS, Inc.:
8.75% 11/15/11	B2	2,800	2,632
9.375% 2/1/11	B3	3,175	3,080
Verizon New York, Inc. 7.375% 4/1/32	A1	3,525	3,481
			163,391
Wireless Telecommunication Services - 0.5%
American Tower Corp. 9.375% 2/1/09	B3	2,550	1,887
AT&T Wireless Services, Inc. 8.75% 3/1/31	Baa2	10,595	10,882
Echostar Broadband Corp. 10.375% 10/1/07	B1	6,575	7,052
Nextel Communications, Inc. 0% 10/31/07 (e)	B1	11,670	7,294
PanAmSat Corp.:
6% 1/15/03	Ba2	580	577
6.125% 1/15/05	Ba2	2,160	2,117
6.375% 1/15/08	Ba2	2,270	2,202
8.5% 2/1/12 (g)	Ba3	2,610	2,597
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	2,745	2,553
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	$ 7,472	$ 6,276
10.375% 11/15/09	Baa1	11,285	12,301
			55,738
TOTAL TELECOMMUNICATION SERVICES			219,129
UTILITIES - 1.5%
Electric Utilities - 1.0%
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	10,920	10,319
6.73% 12/11/02 (g)	Baa2	13,550	13,716
CMS Energy Corp.:
6.75% 1/15/04	Ba3	2,295	2,295
7.5% 1/15/09	Ba3	3,475	3,423
8.5% 4/15/11	Ba3	4,675	4,862
8.9% 7/15/08	Ba3	5,700	5,928
9.875% 10/15/07	Ba3	7,135	7,741
Constellation Energy Group, Inc. 6.35% 4/1/07	Baa1	6,020	5,986
FirstEnergy Corp. 6.45% 11/15/11	Baa2	11,410	10,573
Illinois Power Co. 7.5% 6/15/09	Baa2	5,330	5,385
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (g)	A3	6,570	5,770
7.875% 12/15/26 (g)	A3	1,700	1,516
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	12,915	15,046
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	2,825	2,797
6.25% 3/1/04	B3	5,375	5,321
6.75% 10/1/23	B3	2,310	2,171
7.375% 11/1/05 (d)(g)	Caa2	5,870	6,428
8.25% 11/1/22	B3	4,150	4,005
PSI Energy, Inc. 6.65% 6/15/06	A3	6,475	6,434
Southern California Edison Co.:
5.625% 10/1/02	Ba2	1,320	1,307
6.25% 6/15/03	Ba2	300	294
8.95% 11/3/03	Ba3	2,360	2,407
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,105	1,078
			124,802
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	$ 2,615	$ 2,597
El Paso Energy Corp. 7.75% 1/15/32	Baa2	3,935	3,815
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	3,855	3,787
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	6,600	6,785
Sempra Energy 7.95% 3/1/10	A2	15,600	15,927
			32,911
Multi-Utilities - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa2	10,390	9,861
7.5% 1/15/31	Baa2	10,090	9,090
			18,951
TOTAL UTILITIES			176,664
TOTAL NONCONVERTIBLE BONDS			2,476,127
TOTAL CORPORATE BONDS (Cost $2,701,302)			2,696,787
U.S. Government and Government Agency Obligations - 7.3%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
5.25% 6/15/06	Aaa	16,055	16,131
5.5% 2/15/06	Aaa	8,295	8,445
5.5% 5/2/06	Aa2	13,325	13,411
6% 5/15/08	Aaa	9,600	9,806
6.25% 2/1/11	Aa2	6,585	6,565
6.75% 7/30/07	Aaa	3,590	3,643
6.9% 8/21/07	Aaa	17,000	17,261
7.25% 5/15/30	Aaa	14,840	16,169
Federal Home Loan Bank:
5.125% 1/13/03	Aaa	17,350	17,674
7.25% 5/15/03	Aaa	29,940	31,275
Financing Corp. - coupon STRIPS:
0% 4/5/02	Aaa	2,276	2,276
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Financing Corp. - coupon STRIPS: - continued
0% 5/11/02	Aaa	$ 2,275	$ 2,270
0% 8/8/05	Aaa	5,482	4,643
0% 11/30/05	Aaa	1,666	1,391
Freddie Mac:
5.875% 3/21/11	Aa2	17,415	16,908
7.35% 3/22/05	Aaa	5,000	5,390
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.57% 8/1/13	Aaa	10,090	10,416
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			183,674
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bonds:
6.375% 8/15/27	Aaa	70,507	73,603
8.125% 8/15/19	Aaa	65,920	80,713
8.875% 8/15/17	Aaa	6,000	7,738
8.875% 2/15/19	Aaa	1,360	1,770
9.875% 11/15/15	Aaa	825	1,132
10.75% 8/15/05	Aaa	7,080	8,453
11.25% 2/15/15	Aaa	13,520	20,130
11.75% 2/15/10	Aaa	42,750	51,183
12% 8/15/13	Aaa	4,070	5,522
U.S. Treasury Notes:
3.625% 8/31/03	Aaa	20,700	20,822
5% 8/15/11	Aaa	118,400	114,446
7% 7/15/06	Aaa	264,610	286,967
7.875% 11/15/04	Aaa	3,500	3,824
TOTAL U.S. TREASURY OBLIGATIONS			676,303
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $862,925)			859,977
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 7.7%
5.5% 2/1/11 to 3/1/32	Aaa	22,760	21,614
6% 4/1/09 to 3/1/32	Aaa	178,778	175,658
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6.5% 4/1/13 to 2/1/30	Aaa	$ 208,911	$ 209,193
6.5% 4/1/32 (h)	Aaa	344,175	341,917
7% 9/1/21 to 11/1/31	Aaa	80,266	82,107
7% 4/1/32 (h)	Aaa	19,035	19,386
7.5% 2/1/22 to 7/1/31	Aaa	60,883	63,152
8% 12/1/27 to 6/1/29	Aaa	248	262
TOTAL FANNIE MAE			913,289
Freddie Mac - 0.3%
6% 10/1/23 to 9/1/25	Aaa	8,081	7,972
7.5% 11/1/16 to 11/1/30	Aaa	28,766	29,921
8% 10/1/27	Aaa	113	120
8.5% 2/1/19 to 8/1/22	Aaa	78	84
TOTAL FREDDIE MAC			38,097
Government National Mortgage Association - 2.8%
6% 10/15/08 to 12/15/10	Aaa	13,241	13,569
6.5% 12/15/07 to 8/15/27	Aaa	79,772	80,709
7% 2/15/28 to 10/15/31	Aaa	171,763	175,355
7.5% 3/15/22 to 8/15/28	Aaa	26,932	28,239
8% 4/15/24 to 6/15/31	Aaa	18,545	19,531
8.5% 7/15/30 to 1/15/31	Aaa	6,513	6,973
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			324,376
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,260,990)			1,275,762
Asset-Backed Securities - 0.6%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	8,041	8,061
CIT Marine Trust 5.8% 4/15/10	Aaa	9,192	9,348
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	12,240	12,508
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	$ 12,765	$ 13,025
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A1	3,415	3,485
7.03% 11/15/03	Aaa	1,945	1,957
Household Private Label Credit Card Master Trust I 5.5% 1/18/11	Aaa	4,100	4,097
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	3,300	3,377
Northwest Airlines pass thru trust certificate 9.179% 10/1/11	Ba2	997	937
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,500	2,626
7.5% 11/15/07	A2	4,350	4,578
UAF Auto Grantor Trust 6.1% 1/15/03 (g)	Aaa	1,465	1,465
TOTAL ASSET-BACKED SECURITIES (Cost $64,174)			65,464
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0377% 12/29/25 (g)(i)	Ba3	1,122	536
U.S. Government Agency - 0.2%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	8,575	8,388
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	6,978	6,699
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	10,577	11,243
TOTAL U.S. GOVERNMENT AGENCY			26,330
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,631)			26,866
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	5,058	5,292
Atherton Franchise Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (g)	BB	2,047	655
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.0909% 4/15/36 (i)(j)	Aaa	$ 142,722	$ 8,753
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.7659% 8/1/24 (g)(i)	-	3,280	2,230
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	8,220	8,535
Class B, 7.48% 2/1/08	A	9,885	10,222
Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	Aaa	4,695	4,987
COMM:
floater Series 1991-1 Class E, 7.1041% 10/15/08	Baa2	2,000	2,016
Series 1999-1 Class A2, 6.455% 9/15/08	Aaa	4,225	4,308
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	15,800	15,851
Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	7,870	7,560
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	11,800	11,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	10,400	10,871
Class C1, 7.52% 5/15/06 (g)	A2	8,000	8,360
Class D1, 7.77% 5/15/06 (g)	Baa2	6,800	6,972
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0855% 4/29/39 (g)(i)	-	3,800	2,964
FMAC Loan Receivables Trust weighted average coupon:
Series 1997-A Class E, 8.1253% 4/15/19 (g)(i)	-	1,471	103
Series 1997-B Class E, 0% 9/15/19 (d)(g)(i)	-	831	0
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (g)	BBB-	6,387	6,068
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (g)(i)	-	4,600	3,404
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (g)	Ba1	1,250	1,201
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (i)	Baa3	13,588	12,824
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	$ 14,990	$ 15,103
LTC Commercial Mortgage pass thru trust certificate sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (g)	AAA	7,897	7,960
Nomura Depositor Trust Series 1998-ST1A Class B1A, 4.5975% 1/15/03 (g)(i)	-	455	448
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (g)	-	750	526
Class L, 7.9% 11/15/26 (g)	-	600	334
Structured Asset Securities Corp. Series 1996-CFL:
Class E, 7.75% 2/25/28	AAA	6,820	6,972
Class H, 7.75% 2/25/28 (g)	BB+	1,000	991
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	11,530	11,689
Series 1:
Class D2, 6.992% 12/15/10 (g)	Baa2	11,380	11,280
Class E2, 7.224% 12/15/10 (g)	Baa3	6,760	6,667
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $200,116)			196,209
Foreign Government and Government Agency Obligations (k) - 0.2%

Chilean Republic 7.125% 1/11/12	Baa1	4,910	5,039
Newfoundland Province yankee 11.625% 10/15/07	Aa1	5,750	7,302
United Mexican States 7.5% 1/14/12	Baa2	10,220	10,189
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,807)			22,530
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (g) (Cost $3,814)	A2	3,855	3,825
Floating Rate Loans - 0.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Century Cable Holdings LLC Tranche B term loan 4.99% 6/30/09 (i)	-	$ 8,650	$ 8,347
FINANCIALS - 0.1%
Diversified Financials - 0.1%
Charter Communication Operating LLC Tranche B term loan 4.52% 3/18/08 (i)	Ba3	4,500	4,343
Nextel Finance Co.:
Tranche B term loan 5.3125% 6/30/08 (i)	Ba3	7,400	6,216
Tranche C term loan 5.5625% 12/31/08 (i)	Ba3	7,400	6,216
			16,775
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 4.7701% 7/21/06 (i)	Ba3	1,463	1,452
Tranche C term loan 5.0497% 7/21/07 (i)	Ba3	1,756	1,743
			3,195
MATERIALS - 0.0%
Chemicals - 0.0%
Lyondell Chemical Co. sr. secured Tranche E term loan 6.2627% 5/17/06 (i)	Ba3	995	1,005
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing, Inc. Tranche B term loan 4.2006% 12/30/06 (i)	Ba2	2,280	2,143
Wireless Telecommunication Services - 0.1%
PanAmSat Corp. Tranche B term loan 5.46% 12/31/08 (i)	Ba2	5,000	4,975
TOTAL TELECOMMUNICATION SERVICES			7,118
TOTAL FLOATING RATE LOANS (Cost $37,578)			36,440
Money Market Funds - 10.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.86% (c)	810,864,666	$ 810,865
Fidelity Money Market Central Fund, 2.05% (c)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 1.87% (c)	3,000,000	3,000
TOTAL MONEY MARKET FUNDS (Cost $1,238,878)		1,238,878
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 1.92%, dated 3/28/02 due 4/1/02	$ 4,321	4,320
(U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02	487	487
TOTAL CASH EQUIVALENTS (Cost $4,807)		4,807
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $11,749,957)		12,253,402
NET OTHER ASSETS - (3.5)%		(408,927)
NET ASSETS - 100%		$ 11,844,475

Legend
(a) Non-income producing
(b) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $500,252,000 or 4.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 4,835
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	22.3%	AAA, AA, A	21.2%
Baa	6.7%	BBB	7.3%
Ba	5.3%	BB	4.7%
B	6.2%	B	6.5%
Caa	0.5%	CCC	0.4%
Ca, C	0.1%	CC, C	0.0%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 0.4%. FMR has determined that unrated debt securities that are lower quality account for 0.4% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $7,059,549,000 and $6,470,234,000, respectively, of which long-term U.S. government and government agency obligations aggregated $2,397,504,000 and $1,922,504,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $213,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,520,000 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $12,313,000. The weighted average interest rate was 2.63%. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $36,440,000 or 0.3% of net assets.
Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $11,781,256,000. Net unrealized appreciation aggregated $472,146,000, of which $921,161,000 related to appreciated investment securities and $449,015,000 related to depreciated investment securities.

At September 30, 2001, the fund had a capital loss carryforward of approximately $74,769,000 all of which will expire on September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2002
Assets
Investment in securities, at value (including securities loaned of $2,700 and repurchase agreements of $4,807)(cost $11,749,957) - See accompanying schedule		$ 12,253,402
Cash		40
Receivable for investments sold		100,197
Receivable for fund shares sold		7,009
Dividends receivable		7,731
Interest receivable		77,092
Other receivables		48
Total assets		12,445,519
Liabilities
Payable for investments purchased Regular delivery	$ 214,191
Delayed delivery	363,979
Payable for fund shares redeemed	12,615
Accrued management fee	5,249
Other payables and accrued expenses	2,010
Collateral on securities loaned, at value	3,000
Total liabilities		601,044
Net Assets		$ 11,844,475
Net Assets consist of:
Paid in capital		$ 11,551,367
Distributions in excess of net investment income		(20,085)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,386)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		503,579
Net Assets, for 766,763 shares outstanding		$ 11,844,475
Net Asset Value, offering price and redemption price per share ($11,844,475 ÷ 766,763 shares)		$ 15.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2002
Investment Income
Dividends		$ 43,217
Interest		188,625
Security lending		21
Total income		231,863
Expenses
Management fee	$ 31,225
Transfer agent fees	11,553
Accounting and security lending fees	498
Non-interested trustees' compensation	24
Custodian fees and expenses	131
Registration fees	25
Audit	66
Legal	47
Interest	1
Miscellaneous	314
Total expenses before reductions	43,884
Expense reductions	(938)	42,946
Net investment income (loss)		188,917
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(50,806)
Foreign currency transactions	(3)
Futures contracts	46,636
Total net realized gain (loss)		(4,173)
Change in net unrealized appreciation (depreciation) on: Investment securities	697,728
Futures contracts	(3,805)
Delayed delivery commitments	(84)
Total change in net unrealized appreciation (depreciation)		693,839
Net gain (loss)		689,666
Net increase (decrease) in net assets resulting from operations		$ 878,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2002	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,917	$ 440,844
Net realized gain (loss)	(4,173)	(167,168)
Change in net unrealized appreciation (depreciation)	693,839	(2,094,098)
Net increase (decrease) in net assets resulting from operations	878,583	(1,820,422)
Distributions to shareholders from net investment income	(318,651)	(452,720)
Distributions to shareholders from net realized gain	-	(947,460)
Total distributions	(318,651)	(1,400,180)
Share transactions Net proceeds from sales of shares	679,373	1,462,471
Reinvestment of distributions	309,171	1,361,768
Cost of shares redeemed	(880,982)	(1,997,106)
Net increase (decrease) in net assets resulting from share transactions	107,562	827,133
Total increase (decrease) in net assets	667,494	(2,393,469)
Net Assets
Beginning of period	11,176,981	13,570,450
End of period (including distributions in excess of net investment income of $(20,085) and undistributed net investment income of $109,649, respectively)	$ 11,844,475	$ 11,176,981
Other Information Shares
Sold	44,306	87,562
Issued in reinvestment of distributions	19,998	82,949
Redeemed	(57,058)	(121,002)
Net increase (decrease)	7,246	49,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2002	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 19.11	$ 17.28	$ 18.24	$ 19.01	$ 16.49
Income from Invest- ment Operations
Net investment income (loss) D	.25	.59	.61	.54	.61	.59
Net realized and unrealized gain (loss)	.90	(3.03)	2.53	2.23	.37	3.35
Total from investment operations	1.15	(2.44)	3.14	2.77	.98	3.94
Distributions from net investment income	(.42)	(.61)	(.58)	(.56)	(.64)	(.67)
Distributions from net realized gain	-	(1.34)	(.73)	(3.17)	(1.11)	(.75)
Total distributions	(.42)	(1.95)	(1.31)	(3.73)	(1.75)	(1.42)
Net asset value, end of period	$ 15.45	$ 14.72	$ 19.11	$ 17.28	$ 18.24	$ 19.01
Total Return B, C	7.83%	(13.63)%	18.73%	16.12%	5.34%	25.15%
Ratios to Average Net Assets E
Expenses before expense reductions	.75% A	.73%	.73%	.75%	.76%	.79%
Expenses net of voluntary waivers, if any	.75% A	.73%	.73%	.75%	.76%	.79%
Expenses net of all reductions	.73% A	.71%	.71%	.73%	.74%	.78%
Net investment income (loss)	3.21% A	3.51%	3.32%	3.01%	3.19%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 11,844	$ 11,177	$ 13,570	$ 12,223	$ 11,576	$ 11,866
Portfolio turnover rate	121% A	133%	109%	104%	136%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gain/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $5,135,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on October 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund Fidelity Asset Manager pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .53% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,222,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $811,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $17,000 and $110,000, respectively.

Semiannual Report

Independent Auditors' Report

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager, (the Fund), a fund of Fidelity Charles Street Trust, including the portfolio of investments, as of March 31, 2002, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended September 30, 2001, and the financial highlights for the six months ended March 31, 2002 and for each of the years in the five year period ended September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of March 31, 2002, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended September 30, 2001, and its financial highlights for the six months ended March 31, 2002 and for each of the years in the five year period ended September 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 3, 2002

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FAA-SANN-0502 156544
1.702314.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Investment Grade Bond

Fund

Semiannual Report

March 31, 2002

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Through the first quarter of 2002, prevailing market conditions generally paralleled the equity environment of 2001: Small-cap stocks continued to outperform large caps; value stocks performed better than growth stocks; and technology and telecommunications continued to be the weakest performing sectors of the market. That said, a number of equity indexes achieved positive gains for the quarter, while bond indexes were generally flat to down given concerns about possible interest rate hikes.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended March 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan ® Inv. Grade Bond	0.03%	5.26%	43.09%	93.62%
LB Aggregate Bond	0.14%	5.35%	44.02%	86.88%
Intermediate Investment Grade Debt Funds Average	-0.29%	4.23%	37.24%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 360 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended March 31, 2002	Past 1 year	Past 5 years	Life of fund
Spartan Inv. Grade Bond	5.26%	7.43%	7.20%
LB Aggregate Bond	5.35%	7.57%	6.80%
Intermediate Investment Grade Debt Funds Average	4.23%	6.52%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Investment Grade Bond Fund on October 1, 1992, when the fund started. As the chart shows, by March 31, 2002, the value of the investment would have grown to $19,362 - a 93.62% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,688 - an 86.88% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended March 31,	Years ended September 30,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.38%	6.69%	6.73%	5.83%	6.56%	6.72%
Capital returns	-2.35%	6.20%	-0.10%	-5.73%	4.39%	2.71%
Total returns	0.03%	12.89%	6.63%	0.10%	10.95%	9.43%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended March 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.24¢	25.44¢	55.70¢
Annualized dividend rate	4.82%	4.85%	5.33%
30-day annualized yield	5.02%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.37 over the past one month, $10.52 over the past six months and $10.45 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 4.92%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

A volatile market environment left most bonds with flat returns during the six months ending March 31, 2002. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 0.14% during that time. Concerns about a weak economy and declining corporate profits - heightened by the shock of September 11 - exacerbated a flight to safety in high-quality Treasuries and government agencies. The Federal Reserve Board helped boost demand by aggressively reducing the fed funds rate three times during the period - in addition to eight other cuts in 2001 - to avoid a sustained recession. As signs of strength in the economy emerged late in the year, however, bond investors shifted away from government issues toward higher-yielding spread sectors, including corporate and mortgage securities. Growing confidence in an economic recovery further depressed Treasuries, as bond yields rose across the board during the first quarter of 2002 in anticipation of eventual Fed tightening. Corporates and mortgages fought through some turbulence en route to outperforming their government counterparts. Investors' increased appetite for credit risk helped corporates overcome record levels of new issuance and the Enron-related fallout. Mortgages, meanwhile, benefited from reduced prepayment risk, as higher interest rates dramatically slowed refinancing activity. The Lehman Brothers Mortgage-Backed Securities and Credit Bond indexes returned 1.06% and 0.62%, respectively, while the Lehman Brothers U.S. Agency and Treasury indexes returned -0.51% and -1.61%, respectively.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the six months that ended March 31, 2002, the fund returned 0.03%, outperforming the intermediate investment grade debt funds average tracked by Lipper Inc., which returned -0.29%. The Lehman Brothers Aggregate Bond Index returned 0.14% during the same time frame. For the one-year period that ended March 31, 2002, the fund returned 5.26%, while the Lipper average and Lehman Brothers index returned 4.23% and 5.35%, respectively.

Q. What laid the framework for performance during the six-month period?

A. It was a challenging period for bonds, as investors grappled with high levels of volatility in the markets fueled by several factors, including an uncertain economic outlook, the Federal Reserve Board's stance on interest rates, heightened credit risk and unique technical conditions. Maintaining the fund's long-standing emphasis on the spread sectors, particularly mortgage securities and corporate bonds, at the expense of weaker performing government issues, paid off relative to the index as investors gravitated to these higher-yielding securities during the period. Favorable security selection and yield curve positioning within these groups also aided returns.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What can you tell us about your positioning in mortgages?

A. Mortgage securities - which represent the largest component of the investment-grade universe - led all other major sectors of the bond market during the period. While we were rewarded for overweighting the sector relative to the index, we also benefited from owning the right bonds. As mortgage rates declined during the late summer/early fall and prepayment risk was becoming a real issue, I increased our exposure to mortgage securities, which had cheapened considerably and offered substantially higher yields than Treasuries. Within the position, I focused on securities that were less susceptible to being prepaid, including newly issued current-coupon mortgages, and avoided bonds trading at a premium - or above par - which were most vulnerable. This strategy paid off, as the market experienced a massive wave of mortgage refinancing and mortgage security prepayment in early November - where mortgages got prepaid at par, or face value - which really hurt those investors holding premium bonds. Since then, prepayments have slowed sharply in response to higher mortgage rates, making mortgage securities more attractive, as cash flows became more predictable. Dwindling supply and continued strong demand from institutional investors, coupled with the cheapness of the current coupon and discount bonds we owned, further benefited fund performance. While our overall mortgage position came down a bit as we sold some holdings and took some profits, we remained overweighted at the end of the period.

Q. What about your corporate bond strategy?

A. Corporate bonds performed well despite higher-than-average volatility and growing concerns about accounting and financial reporting standards prompted by the collapse of Enron. Diversification remained a key element in our success, particularly versus our Lipper peers. Several companies during the period failed to maintain their investment-grade quality because they were running their balance sheets too aggressively in the face of an economic downturn. Good credit analysis helped us completely avoid prominent issuers in the index that experienced sudden, severe financial stress. Having a highly diverse portfolio also proved critical in preventing a handful of troubled securities from overwhelming strong performance achieved in the rest of the fund. Holding smaller positions in a larger number of securities helped reduce our risk exposure and limit our downside relative to the index and many of our competitors. In terms of individual sectors, financials remained a big positive for us, particularly U.S. and European banks, which benefited from solid balance sheets, high quality of assets and scant credit problems. We also picked up several attractively priced and economically sensitive consumer cyclical, energy, paper and transportation issues during the fourth quarter that recovered nicely early in 2002 with the economy on the mend.

Q. What's your outlook?

A. I believe the Fed will tighten interest rates, but it's still unclear to me as to when and how aggressively it will move. Much of the expected tightening for 2002, however, already appears priced into the market, which could mean a more stable environment for bonds going forward. That said, I believe I should continue to emphasize mortgages and corporates based on their superior return potential relative to government bonds. While corporates remain the most attractive sector on a valuation basis, I expect diversification and issue selection to continue to drive fund results in the coming months.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income

Fund number: 448

Trading symbol: FSIBX

Start date: October 1, 1992

Size: as of March 31, 2002, more than $2.7 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Kevin Grant expands on his near-term outlook for bonds:

"With the economy in recovery mode, the bond market has moved ahead of the Fed by anticipating and pricing in higher interest rates, as reflected in the current steepness of the Treasury yield curve. Therefore, when the Fed does decide to shift into tightening mode, I expect bond yields to remain quite stable given the likely benign inflationary backdrop. That means we're probably in for a period of lower volatility in bonds than we've had for many years, which is ideal for fixed-income investors. A more stable rate environment is positive for corporate and mortgage securities, whose yield spreads relative to Treasuries are expected to narrow further as economic recovery takes hold and companies return to profitability. Corporate America is on a mission to repair its balance sheets, which should also aid corporates, while mortgages should continue to benefit from reduced prepayment risk in a market where nearly all bonds are trading at a discount. The good news for bondholders is that Treasuries now represent an even smaller share - around 22% - of the overall investment-grade market. So, even if Treasury yields were to stay put or rise slightly, the other sectors still have plenty of room to produce decent total returns. That argues for investing in a broadly diversified fund such as Spartan Investment Grade Bond that has access to all of these markets."

Semiannual Report

Investment Changes

Quality Diversification as of March 31, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	54.0	54.5
Aa	3.8	4.6
A	13.5	12.0
Baa	15.2	15.4
Ba and Below	0.5	0.3

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of March 31, 2002
6 months ago
Years	6.6	7.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of March 31, 2002
6 months ago
Years	4.9	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2002*		As of September 30, 2001**
	Corporate Bonds 31.6%		Corporate Bonds 31.3%
	U.S. Government and Government Agency Obligations 59.5%		U.S. Government and Government Agency Obligations 55.4%
	Asset-Backed Securities 5.5%		Asset-Backed Securities 5.9%
	CMOs and Other Mortgage Related Securities 3.5%		CMOs and Other Mortgage Related Securities 3.6%
	Other Investments 2.0%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets(dagger) (2.1)%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	7.3%	** Foreign investments	8.1%

(dagger) Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments March 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.7%
Media - 2.4%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	$ 7,750	$ 7,807
Clear Channel Communications, Inc.:
6% 11/1/06	Baa3	5,420	5,279
7.875% 6/15/05	Baa3	2,725	2,851
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	1,775	1,858
Cox Communications, Inc. 7.75% 11/1/10	Baa2	6,900	7,032
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	9,800	8,348
News America Holdings, Inc.:
7.75% 1/20/24	Baa3	10,000	9,536
8% 10/17/16	Baa3	6,000	6,150
TCI Communications, Inc. 9.8% 2/1/12	Baa2	2,595	2,887
Time Warner Entertainment Co. LP:
8.375% 7/15/33	Baa1	11,940	12,744
8.875% 10/1/12	Baa1	750	853
10.15% 5/1/12	Baa1	500	610
			65,955
Multiline Retail - 0.3%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	2,275	2,375
Target Corp. 5.4% 10/1/08	A2	4,870	4,835
			7,210
TOTAL CONSUMER DISCRETIONARY			73,165
CONSUMER STAPLES - 0.9%
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Baa3	4,000	4,014
Tobacco - 0.8%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,600	3,743
RJ Reynolds Tobacco Holdings, Inc.:
7.375% 5/15/03	Baa2	14,145	14,441
7.75% 5/15/06	Baa2	2,795	2,897
			21,081
TOTAL CONSUMER STAPLES			25,095
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - 0.9%
Oil & Gas - 0.9%
Devon Energy Corp. 7.95% 4/15/32	Baa2	$ 6,090	$ 6,097
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	6,000	6,189
Oryx Energy Co.:
8.125% 10/15/05	Baa2	4,640	4,939
8.375% 7/15/04	Baa2	5,000	5,326
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	3,435	3,552
			26,103
FINANCIALS - 15.7%
Banks - 3.4%
Bank of America Corp. 7.8% 2/15/10	Aa3	9,100	9,812
Bank of Montreal 6.1% 9/15/05	A1	3,000	3,055
Bank One Corp. 7.875% 8/1/10	A1	3,910	4,261
Bank One NA, Chicago 5.5% 3/26/07	Aa2	4,770	4,739
BankBoston Corp. 6.625% 2/1/04	A2	110	114
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	3,130	3,463
Capital One Bank 6.375% 2/15/03	Baa2	2,000	1,997
First Union Corp. 7.55% 8/18/05	A1	7,550	8,049
First Union National Bank, North Carolina 7.8% 8/18/10	A1	5,000	5,431
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	260	273
FleetBoston Financial Corp. 7.25% 9/15/05	A1	7,730	8,180
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	250	259
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	430	432
Korea Development Bank:
6.625% 11/21/03	Baa2	2,775	2,837
7.125% 4/22/04	Baa2	1,710	1,772
7.375% 9/17/04	Baa2	3,060	3,206
MBNA Corp.:
6.34% 6/2/03	Baa2	800	815
6.875% 11/15/02	Baa2	3,600	3,667
7.5% 3/15/12	Baa2	5,360	5,361
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	3,000	3,091
PNC Funding Corp. 5.75% 8/1/06	A2	3,870	3,848
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (e)	Aa3	3,705	3,810
8.817% 3/31/49	A1	2,845	3,051
Union Planters Corp. 6.75% 11/1/05	A3	1,200	1,235
Washington Mutual Bank 6.875% 6/15/11	A3	3,500	3,520
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Washington Mutual, Inc. 5.625% 1/15/07	A3	$ 5,175	$ 5,084
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	2,200	2,365
			93,727
Diversified Financials - 10.2%
American Gen. Finance Corp. 5.875% 7/14/06	A1	11,700	11,746
Amvescap PLC:
5.9% 1/15/07 (c)	A2	2,940	2,909
yankee:
6.375% 5/15/03	A2	1,500	1,537
6.6% 5/15/05	A2	7,750	7,875
Associates Corp. of North America 6% 7/15/05	Aa1	5,000	5,094
Athena Neurosciences Finance LLC 7.25% 2/21/08	Ba2	8,460	6,617
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,900	2,630
CIT Group, Inc.:
5.5% 2/15/04	A2	980	978
7.75% 4/2/12	A2	3,800	3,813
Citigroup, Inc. 7.25% 10/1/10	Aa2	8,100	8,524
Conoco Funding Co. 6.35% 10/15/11	Baa1	4,265	4,228
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	3,945	4,009
5.25% 6/15/04	A3	2,005	2,024
5.5% 8/1/06	A3	4,300	4,228
6.85% 6/15/04	A3	965	1,008
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	Aa3	4,300	4,347
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	575	578
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	880	895
7.92% 5/18/12	Baa1	1,300	1,282
Devon Financing Corp. ULC:
6.875% 9/30/11	Baa2	8,200	7,982
7.875% 9/30/31	Baa2	4,000	3,978
Ford Motor Credit Co.:
6.5% 1/25/07	A3	4,940	4,797
6.875% 2/1/06	A3	12,200	12,127
7.25% 10/25/11	A3	5,455	5,286
7.375% 10/28/09	A3	3,960	3,884
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 4,720	$ 4,822
6.75% 1/15/06	A2	7,080	7,144
6.875% 9/15/11	A2	3,420	3,331
7.5% 7/15/05	A2	4,000	4,146
7.75% 1/19/10	A2	3,700	3,822
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	5,100	5,075
Household Finance Corp. 8% 5/9/05	A2	1,585	1,668
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	4,300	4,953
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	11,110	12,376
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	4,400	4,314
6.75% 2/1/11	A1	12,945	12,959
Mellon Funding Corp. 7.5% 6/15/05	A1	1,500	1,605
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	6,400	6,546
Morgan Stanley Dean Witter & Co. 6.6% 4/1/12	Aa3	9,655	9,606
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	1,850	1,832
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	5,100	5,086
7.875% 11/15/10	Baa3	5,940	5,694
Popular North America, Inc. 6.125% 10/15/06	A3	5,570	5,498
Qwest Capital Funding, Inc.:
5.875% 8/3/04	Baa3	2,245	1,912
7.75% 8/15/06	Baa3	10,865	9,239
Reed Elsevier Capital, Inc.:
6.125% 8/1/06	A3	1,550	1,561
6.75% 8/1/11	A3	3,645	3,685
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	A3	5,200	5,121
Sprint Capital Corp.:
5.875% 5/1/04	Baa2	290	277
6.875% 11/15/28	Baa2	13,930	11,111
7.125% 1/30/06	Baa2	2,800	2,692
8.375% 3/15/12 (c)	Baa2	2,850	2,814
8.75% 3/15/32 (c)	Baa2	6,760	6,557
TCI Communications Financing III 9.65% 3/31/27	A3	2,500	2,683
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,385	1,413
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	$ 8,000	$ 8,029
6.75% 5/15/09	Baa1	4,200	4,046
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	4,400	4,861
			278,854
Insurance - 0.3%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	1,750	1,773
MetLife, Inc. 6.125% 12/1/11	A1	3,625	3,551
St. Paul Companies, Inc. 5.75% 3/15/07	A2	2,145	2,129
			7,453
Real Estate - 1.8%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	2,280	2,314
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,100	1,109
Duke Realty LP 7.3% 6/30/03	Baa1	4,000	4,139
EOP Operating LP:
6.5% 1/15/04	Baa1	2,255	2,312
6.625% 2/15/05	Baa1	10,010	10,220
6.75% 2/15/08	Baa1	6,270	6,272
7.75% 11/15/07	Baa1	1,785	1,886
ERP Operating LP 7.1% 6/23/04	Baa1	4,000	4,147
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	7,300	7,482
Merry Land & Investment Co., Inc. 7.25% 6/15/05	Baa1	3,150	3,247
ProLogis Trust 6.7% 4/15/04	Baa1	970	989
Regency Centers LP 6.75% 1/15/12	Baa2	5,280	5,154
			49,271
TOTAL FINANCIALS			429,305
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	3,000	3,303
Raytheon Co.:
5.7% 11/1/03	Baa3	3,400	3,455
7.9% 3/1/03	Baa3	5,395	5,587
			12,345
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	$ 1,984	$ 1,845
Machinery - 0.4%
Tyco International Group SA:
6.875% 1/15/29	Baa1	3,000	2,522
yankee 6.75% 2/15/11	Baa1	10,250	9,159
			11,681
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	10,000	10,245
CSX Corp. 6.75% 3/15/11	Baa2	6,000	6,016
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	7,400	7,437
			23,698
TOTAL INDUSTRIALS			49,569
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	A3	5,355	5,404
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	5,860	5,913
Internet Software & Services - 0.2%
Qwest Corp. 8.875% 3/15/12 (c)	Baa2	5,800	5,718
TOTAL INFORMATION TECHNOLOGY			17,035
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Weyerhaeuser Co.:
6.125% 3/15/07 (c)	Baa2	4,300	4,263
7.375% 3/15/32 (c)	Baa2	3,500	3,327
			7,590
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.0%
AT&T Corp.:
6.5% 3/15/29	A3	14,095	11,643
7.3% 11/15/11 (c)	A3	2,105	2,033
British Telecommunications PLC:
8.375% 12/15/10	Baa1	6,800	7,363
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC: - continued
8.875% 12/15/30	Baa1	$ 3,980	$ 4,524
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	A2	6,600	7,053
8.125% 6/15/09 (c)	A2	4,000	4,236
Citizens Communications Co. 8.5% 5/15/06	Baa2	3,785	3,940
GTE Corp. 7.83% 5/1/23	A2	1,000	996
Koninklijke KPN NV yankee 8% 10/1/10	Baa3	6,200	6,302
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	3,075	3,045
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	8,500	8,936
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa3	8,440	3,798
7.7% 7/20/29	Baa3	2,611	1,097
TELUS Corp. yankee 7.5% 6/1/07	Baa2	11,265	11,495
Verizon New York, Inc. 6.875% 4/1/12	A1	6,050	6,030
			82,491
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	5,000	4,978
8.75% 3/1/31	Baa2	8,345	8,571
Cingular Wireless LLC:
5.625% 12/15/06 (c)	A3	6,800	6,646
6.5% 12/15/11 (c)	A3	4,755	4,599
7.125% 12/15/31 (c)	A3	4,000	3,795
			28,589
TOTAL TELECOMMUNICATION SERVICES			111,080
UTILITIES - 3.3%
Electric Utilities - 1.8%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	3,200	3,024
7.05% 12/11/07 (c)	Baa2	6,000	5,876
Constellation Energy Group, Inc.:
6.35% 4/1/07	Baa1	4,790	4,763
7% 4/1/12	Baa1	3,105	3,065
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	2,000	2,009
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
5.5% 11/15/06	Baa2	$ 4,500	$ 4,237
6.45% 11/15/11	Baa2	3,850	3,568
Hydro-Quebec:
6.3% 5/11/11	A1	15,500	15,573
yankee 8% 2/1/13	A1	250	281
Illinois Power Co. 7.5% 6/15/09	Baa2	4,800	4,849
Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)	A3	2,445	2,147
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,065	1,039
			50,431
Gas Utilities - 0.9%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	1,200	1,192
El Paso Energy Corp. 7.75% 1/15/32	Baa2	3,160	3,064
KeySpan Corp.:
7.25% 11/15/05	A3	3,390	3,562
7.625% 11/15/10	A3	2,500	2,685
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	3,080	3,025
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa2	5,200	5,286
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	3,000	3,084
Sempra Energy 7.95% 3/1/10	A2	1,650	1,685
			23,583
Multi-Utilities - 0.6%
Williams Companies, Inc.:
7.125% 9/1/11	Baa2	12,220	11,598
7.5% 1/15/31	Baa2	2,010	1,811
8.125% 3/15/12 (c)	Baa2	2,600	2,626
			16,035
TOTAL UTILITIES			90,049
TOTAL NONCONVERTIBLE BONDS (Cost $835,603)			828,991
U.S. Government and Government Agency Obligations - 19.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 5.0%
Fannie Mae:
4% 11/17/06	Aaa	$ 16,700	$ 15,791
5.25% 6/15/06	Aaa	5,145	5,169
5.5% 5/2/06	Aa2	7,740	7,790
6% 1/18/12	Aaa	17,800	17,681
6.25% 2/1/11	Aa2	3,210	3,200
7.125% 6/15/10	Aaa	6,070	6,524
7.25% 1/15/10	Aaa	14,600	15,868
7.25% 5/15/30	Aaa	5,544	6,040
Federal Home Loan Bank 7.25% 5/15/03	Aaa	9,370	9,788
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	5,606	5,159
Freddie Mac:
5.875% 3/21/11	Aa2	15,425	14,976
6.25% 7/15/32	Aaa	8,688	8,297
6.75% 3/15/31	Aaa	20,565	21,097
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			137,380
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	48,990	49,895
9.875% 11/15/15	Aaa	4,860	6,670
11.25% 2/15/15	Aaa	26,500	39,456
U.S. Treasury Notes:
3% 2/29/04 (d)	Aaa	94,000	92,865
3.5% 11/15/06	Aaa	98,470	93,131
4.75% 11/15/08	Aaa	1,000	974
5% 8/15/11	Aaa	65,705	63,511
5.75% 11/15/05	Aaa	3,000	3,118
6.125% 8/15/07	Aaa	17,875	18,782
6.5% 10/15/06	Aaa	5,750	6,128
6.625% 5/15/07	Aaa	14,000	15,025
TOTAL U.S. TREASURY OBLIGATIONS			389,555
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $533,294)			526,935
U.S. Government Agency - Mortgage Securities - 40.1%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 28.3%
5.5% 1/1/09 to 4/1/17	Aaa	$ 49,536	$ 48,427
6% 4/1/13 to 3/1/32	Aaa	104,325	101,552
6% 1/1/32 (d)	Aaa	105	102
6% 3/1/32 (d)	Aaa	209	202
6.5% 12/1/25 to 11/1/31	Aaa	307,645	307,397
6.5% 4/1/32 (d)	Aaa	271,000	269,222
7% 3/1/23 to 5/1/31	Aaa	16,643	17,008
7% 4/1/32 (d)	Aaa	3,308	3,369
7.5% 7/1/25 to 12/1/30	Aaa	20,704	21,565
8% 7/1/13 to 5/1/28	Aaa	5,628	5,955
9.5% 4/1/17 to 12/1/18	Aaa	465	513
TOTAL FANNIE MAE			775,312
Freddie Mac - 0.1%
8.5% 5/1/25 to 8/1/27	Aaa	1,696	1,823
Government National Mortgage Association - 11.7%
6% 10/15/08 to 7/15/29	Aaa	5,122	5,073
6.5% 10/15/27 to 9/15/28	Aaa	12,897	12,902
7% 3/15/24 to 3/15/32	Aaa	287,074	293,046
7% 11/15/31 (d)	Aaa	348	355
7.5% 12/15/05 to 10/15/27	Aaa	6,435	6,768
8.5% 2/15/31 to 4/15/31	Aaa	1,158	1,233
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			319,377
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,098,564)			1,096,512
Asset-Backed Securities - 2.5%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	2,600	2,688
Capital One Master Trust 5.45% 3/16/09	Aaa	7,800	7,856
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	A2	1,575	1,595
Discover Card Master Trust I 5.85% 11/16/04	A2	4,000	4,028
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	$ 3,000	$ 3,043
5.71% 9/15/05	A1	1,775	1,811
7.03% 11/15/03	Aaa	424	427
Honda Auto Receivables Owner Trust 5.09% 10/18/06	Aaa	3,525	3,557
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	13,400	13,714
MBNA Credit Card Master Note Trust 2.26% 1/15/09 (e)	A2	24,500	24,500
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	6,300	6,617
TOTAL ASSET-BACKED SECURITIES (Cost $68,760)			69,836
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Freddie Mac REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,669)	Aaa	10,000	10,170
Commercial Mortgage Securities - 1.3%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	4,930	4,979
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	3,100	3,342
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,590	1,595
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	8,000	8,639
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	1,000	1,045
Class C1, 7.52% 5/15/06 (c)	A2	1,000	1,045
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	6,000	6,173
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (e)	Baa3	$ 2,000	$ 1,888
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	7,000	7,096
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,574)			35,802
Foreign Government and Government Agency Obligations (g) - 1.9%

Chilean Republic 7.125% 1/11/12	Baa1	3,915	4,018
Malaysian Government 7.5% 7/15/11	Baa2	3,325	3,446
New Brunswick Province yankee 7.625% 2/15/13	A1	500	553
Nova Scotia Province 5.75% 2/27/12	A3	5,425	5,234
Ontario Province:
6% 2/21/06	Aa3	4,600	4,728
7% 8/4/05	Aa3	2,000	2,130
Quebec Province:
yankee 7.125% 2/9/24	A1	480	496
7% 1/30/07	A1	4,000	4,235
7.5% 9/15/29	A1	15,480	16,769
Saskatchewan Province yankee 8.5% 7/15/22	A1	300	361
United Mexican States:
7.5% 1/14/12	Baa2	3,400	3,390
8.5% 2/1/06	Baa2	3,325	3,569
9.875% 2/1/10	Baa2	3,000	3,386
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,773)			52,315
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (c) (Cost $3,037)	A2	3,070	3,046
Fixed-Income Funds - 7.3%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $202,000)	20,210,020	201,090
Cash Equivalents - 15.5%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 1.93%, dated 3/28/02 due 4/1/02	$ 422,018	$ 421,928
(U.S. Treasury Obligations), in a joint trading account at 1.78%, dated 3/29/02 due 4/1/02	1,315	1,315
TOTAL CASH EQUIVALENTS (Cost $423,243)		423,243
TOTAL INVESTMENT PORTFOLIO - 118.7% (Cost $3,260,517)		3,247,940
NET OTHER ASSETS - (18.7)%		(512,211)
NET ASSETS - 100%		$ 2,735,729
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,804,000 or 3.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	71.0%	AAA, AA, A	66.5%
Baa	15.2%	BBB	16.9%
Ba	0.5%	BB	0.6%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $4,295,647,000 and $3,829,264,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,769,257,000 and $3,448,632,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $23,410,000. The weighted average interest rate was 1.90%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At March 31, 2002, the aggregate cost of investment securities for income tax purposes was $3,261,610,000. Net unrealized depreciation aggregated $13,670,000, of which $25,725,000 related to appreciated investment securities and $39,395,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	March 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $156,057 and repurchase agreements of $423,243) (cost $3,260,517) - See accompanying schedule		$ 3,247,940
Cash		1
Receivable for investments sold		705
Receivable for fund shares sold		5,489
Interest receivable		25,581
Total assets		3,279,716
Liabilities
Payable for investments purchased Regular delivery	$ 14,103
Delayed delivery	365,528
Payable for fund shares redeemed	3,112
Distributions payable	913
Accrued management fee	1,146
Other payables and accrued expenses	7
Collateral on securities loaned, at value	159,178
Total liabilities		543,987
Net Assets		$ 2,735,729
Net Assets consist of:
Paid in capital		$ 2,741,989
Undistributed net investment income		2,070
Accumulated undistributed net realized gain (loss) on investments		4,247
Net unrealized appreciation (depreciation) on investments		(12,577)
Net Assets, for 265,385 shares outstanding		$ 2,735,729
Net Asset Value, offering price and redemption price per share ($2,735,729÷265,385 shares)		$ 10.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended March 31, 2002 (Unaudited)
Investment Income
Interest		$ 71,836
Security lending		260
Total income		72,096
Expenses
Management fee	$ 7,945
Non-interested trustees' compensation	2
Total expenses before reductions	7,947
Expense reductions	(1,359)	6,588
Net investment income (loss)		65,508
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment securities		18,967
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,870)
Delayed delivery commitments	109
Total change in net unrealized appreciation (depreciation)		(85,761)
Net gain (loss)		(66,794)
Net increase (decrease) in net assets resulting from operations		$ (1,286)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2002 (Unaudited)	Year ended September 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,508	$ 124,660
Net realized gain (loss)	18,967	38,677
Change in net unrealized appreciation (depreciation)	(85,761)	91,763
Net increase (decrease) in net assets resulting from operations	(1,286)	255,100
Distributions to shareholders from net investment income	(63,825)	(126,822)
Distributions to shareholders from net realized gain	(15,551)	-
Total distributions	(79,376)	(126,822)
Share transactions Net proceeds from sales of shares	917,359	1,222,841
Reinvestment of distributions	72,333	114,665
Cost of shares redeemed	(613,920)	(859,915)
Net increase (decrease) in net assets resulting from share transactions	375,772	477,591
Total increase (decrease) in net assets	295,110	605,869
Net Assets
Beginning of period	2,440,619	1,834,750
End of period (including undistributed net investment income of $2,070 and undistributed net investment income of $387, respectively)	$ 2,735,729	$ 2,440,619
Other Information Shares
Sold	87,177	118,232
Issued in reinvestment of distributions	6,888	11,102
Redeemed	(58,453)	(83,067)
Net increase (decrease)	35,612	46,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2002	Years ended September 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.620	$ 10.000	$ 10.010	$ 10.700	$ 10.250	$ 9.980
Income from Investment Operations
Net investment income (loss) D	.260 F	.618	.640	.620	.634	.640
Net realized and unrealized gain (loss)	(.255) F	.634	(.005)	(.610)	.453	.273
Total from investment operations	.005	1.252	.635	.010	1.087	.913
Distributions from net investment income	(.254)	(.632)	(.645)	(.620)	(.637)	(.643)
Distributions from net realized gain	(.061)	-	-	(.022)	-	-
Distributions in excess of net realized gain	-	-	-	(.058)	-	-
Total distributions	(.315)	(.632)	(.645)	(.700)	(.637)	(.643)
Net asset value, end of period	$ 10.310	$ 10.620	$ 10.000	$ 10.010	$ 10.700	$ 10.250
Total ReturnB, C	0.03%	12.89%	6.63%	0.10%	10.95%	9.43%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.60%	.60%	.60%	.63%	.65%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.47%	.38%	.48%
Expenses net of all reductions	.50% A	.50%	.50%	.47%	.38%	.48%
Net investment income (loss)	4.97% A, F	6.02%	6.50%	6.04%	6.11%	6.36%
Supplemental Data
Net assets, end of period (in millions)	$ 2,736	$ 2,441	$ 1,835	$ 1,638	$ 1,220	$ 551
Portfolio turnover rate	314% A	223%	122%	148%	222%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund

F Effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.001 and increase net realized and unrealized gain (loss) per share by $.001. Without this change the ratio of net investment income to average net assets would have been 4.99%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,030,000 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on October 1, 2001.

The effect of this change during the period, was to decrease net investment income by $271,000; increase net unrealized appreciation/depreciation by $741,000; and decrease net realized gain (loss) by $470,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding,

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,893,000 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,347,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $12,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

1075 Northern Boulevard
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIG-SANN-0502 156553
1.702310.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com